-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: Nov. 30, 2005

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                                                       hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-4418
                                   -------------------------------

                         California Investment Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            44 Montgomery Street, Suite 2100, San Francisco, CA 94104
--------------------------------------------------------------------------------
           (Address of principal executive offices)           (Zip code)


--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727
                                                    --------------

Date of fiscal year end: August 31, 2004
                         ---------------

Date of reporting period: August 31, 2004
                          ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND

CALIFORNIA INSURED INTERMEDIATE FUND

CALIFORNIA TAX-FREE MONEY MARKET FUND


U.S. GOVERNMENT SECURITIES FUND

SHORT-TERM U.S. GOVERNMENT BOND FUND

THE UNITED STATES TREASURY TRUST


S&P 500 INDEX FUND

S&P MIDCAP INDEX FUND

S&P SMALLCAP INDEX FUND

EQUITY INCOME FUND

EUROPEAN GROWTH & INCOME FUND

NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

                                     [LOGO]
                                   CALIFORNIA
                                INVESTMENT TRUST
                                ----------------
                                FUND GROUP

                                 ANNUAL REPORT

                                 August 31, 2004


                                 (800) 225-8778

                                WWW.CITFUNDS.COM

                                 NO-LOAD FUNDS

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

                HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION

On the following pages are line graphs comparing each of the Funds performance to a comparable broad based securities market index for the 10 years ended August 31, 2004, or the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 initial investment in the respective funds. The object of the graph is to permit a comparison of the performance of the Funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund. With each graph is a table presenting each of the respective Fund's average annual total return for the one-year, five-year, ten-year, and/or inception period through August 31, 2004.

BOND FUNDS

Over the course of the fiscal year, the treasury yield curve flattened with short-term rates increasing and long-term rates decreasing. The inflection point (the point on the curve where yields are unchanged, is roughly 4 years. Throughout most of the year, the Federal Funds Rate was at a historical low of 1%, below both the annualized rate of inflation as well as the growth of GDP. In the fall of 2004, in response to concerns about higher inflation and a mild economic expansion, the Federal Reserve Bank increased the Federal Funds Rate at total of one half of one percent. The market's reaction suggests that these actions, among other market events, will keep inflation pressures under control for the foreseeable future. Generally, low inflation rates are good for bond investors because this results in a preservation of the value of future cash flows from fixed income investments. The decline in the long end of the yield curve can be interpreted as an indication that bond investors believe inflation will be less of a factor over the long term. Still, there continue to be risks to inflation and the bond market, among which are US fiscal policy, international conflicts/terrorism and global economic factors.

Because of the low Federal Funds Rate and the anticipation of either a strong economic recovery, higher inflation, or both - which would lead to a rise in interest rates, the duration of the portfolios was shortened versus their respective benchmarks across all of the Bond Funds. Duration is a time-weighted measurement of a bond's cash flows. Aduration shortening strategy ahead of an anticipated rising interest rate environment is designed to help protect principal. When rates go up, bond prices go down. Prices for bonds with shorter durations tend to be less volatile than for those with longer durations, as the reinvestment risk of principal is lower. In conjunction with principal protection is the ability to invest capital more rapidly at higher interest rates. Adiscussion of specific fund duration targets appears below.

The California Tax-Free Income Fund's duration was modestly decreased in the fall of 2002 in anticipation of a stronger economy, which did not materialize in the expected time frame. The Fund's duration was subsequently kept in a narrow range somewhat shorter than its benchmark. As of August 31, 2004, the Fund had an average coupon of 5.36%, an average maturity of 6.46 years, duration of 5.19 years, and an average quality of Aa+.

Duration adjustments to the California Intermediate Insured Fund followed a similar pattern to those in the Income Fund except that its overall duration about matched that of its benchmark. The Fund's portfolio profile at fiscal year-end was as follows: average coupon, 5.24%; average maturity, 5.20 years; and average duration, 4.44 years.

During the fiscal year the U.S. Government Securities Fund's duration was shortened. At the close of the year, the Fund's profile showed an average coupon of 5.38%, an average maturity of 5.5 years and duration of 3.28 years.

As of August 31, 2004, the Short-Term U.S. Government Bond Fund's average coupon was 5.62%, its average maturity was 1 year and its duration was .96 years. Again, during the course of the fiscal year, the Fund's duration was shortened in anticipation of a stronger economy and an expected rise in interest rates.

                      California Insured Intermediate Fund
              versus the Lehman Bros. 5 Year Municipal Bond Index

  [The following table was depicted as a line chart in the printed material.]

                    California             Lehman Bros.
               Insured Intermediate     5 Year Municipal
                       Fund                Bond Index
               --------------------     ----------------
08/31/94               10,000               10,000
09/30/94                9,868                9,933
10/31/94                9,795                9,867
11/30/94                9,614                9,778
12/31/94                9,703                9,888
01/31/95                9,839               10,011
02/28/95               10,143               10,186
03/31/95               10,251               10,290
04/30/95               10,306               10,329
05/31/95               10,529               10,546
06/30/95               10,485               10,554
07/31/95               10,603               10,683
08/31/95               10,746               10,780
09/30/95               10,814               10,807
10/31/95               10,948               10,873
11/30/95               11,080               10,972
12/31/95               11,097               11,029
01/31/96               11,213               11,139
02/29/96               11,179               11,108
03/31/96               11,018               11,030
04/30/96               10,997               11,029
05/31/96               10,965               11,025
06/30/96               11,044               11,090
07/31/96               11,142               11,171
08/31/96               11,149               11,181
09/30/96               11,242               11,273
10/31/96               11,371               11,371
11/30/96               11,582               11,519
12/31/96               11,529               11,497
01/31/97               11,583               11,536
02/28/97               11,642               11,620
03/31/97               11,483               11,493
04/30/97               11,529               11,543
05/31/97               11,668               11,685
06/30/97               11,774               11,774
07/31/97               12,063               11,981
08/31/97               11,968               11,920
09/30/97               12,079               12,026
10/31/97               12,121               12,088
11/30/97               12,159               12,126
12/31/97               12,267               12,230
01/31/98               12,399               12,341
02/28/98               12,404               12,361
03/31/98               12,379               12,372
04/30/98               12,293               12,320
05/31/98               12,472               12,468
06/30/98               12,505               12,510
07/31/98               12,559               12,554
08/31/98               12,763               12,709
09/30/98               12,947               12,840
10/31/98               12,953               12,877
11/30/98               12,991               12,900
12/31/98               12,999               12,945
01/31/99               13,160               13,082
02/28/99               13,092               13,069
03/31/99               13,127               13,081
04/30/99               13,121               13,120
05/31/99               13,064               13,066
06/30/99               12,880               12,919
07/31/99               12,995               12,999
08/31/99               12,955               12,994
09/30/99               13,024               13,041
10/31/99               12,941               13,008
11/30/99               13,016               13,085
12/31/99               12,912               13,041
01/31/00               12,980               13,036
02/29/00               13,038               13,079
03/31/00               13,186               13,198
04/30/00               13,105               13,168
05/31/00               13,142               13,164
06/30/00               13,403               13,405
07/31/00               13,562               13,546
08/31/00               13,765               13,692
09/30/00               13,679               13,669
10/31/00               13,767               13,764
11/30/00               13,813               13,824
12/31/00               14,039               14,046
01/31/01               14,299               14,288
02/28/01               14,291               14,326
03/31/01               14,337               14,444
04/30/01               14,097               14,363
05/31/01               14,293               14,511
06/30/01               14,404               14,585
07/31/01               14,572               14,742
08/31/01               14,819               14,941
09/30/01               14,777               14,986
10/31/01               14,959               15,111
11/30/01               14,810               14,991
12/31/01               14,662               14,918
01/31/02               14,931               15,158
02/28/02               15,110               15,329
03/31/02               14,670               15,003
04/30/02               15,023               15,349
05/31/02               15,192               15,452
06/30/02               15,280               15,620
07/31/02               15,494               15,789
08/31/02               15,733               15,941
09/30/02               16,109               16,162
10/31/02               15,621               15,997
11/30/02               15,614               15,981
12/31/02               15,973               16,300
01/31/03               15,809               16,327
02/28/03               15,974               16,505
03/31/03               15,980               16,482
04/30/03               16,079               16,560
05/31/03               16,438               16,825
06/30/03               16,329               16,781
07/31/03               15,756               16,415
08/31/03               15,896               16,530
09/30/03               16,364               16,950
10/31/03               16,288               16,838
11/30/03               16,384               16,907
12/31/03               16,475               16,973
01/31/04               16,574               17,053
02/29/04               16,790               17,261
03/31/04               16,652               17,188
04/30/04               16,241               16,844
05/31/04               16,202               16,758
06/30/04               16,280               16,820
07/31/04               16,458               16,975
08/31/04               16,699               17,272

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2004                       1 year   5 year   10 year
---------------------------                       ------   ------   -------
California Insured Intermediate Fund               5.06%    5.21%     5.26%
Lehman Bros. Municipal Bond Index                  4.49%    5.86%     5.62%

                   California Tax-Free Income Fund versus the
                        Lehman Bros. Municipal Bond Index

  [The following table was depicted as a line chart in the printed material.]

                     California           Lehman Bros.
                      Tax-Free             Municipal
                    Income Fund           Bond Index
                    -----------           ----------
08/31/94               10,000               10,000
09/30/94                9,804                9,853
10/31/94                9,656                9,678
11/30/94                9,392                9,502
12/31/94                9,598                9,712
01/31/95                9,936                9,989
02/28/95               10,336               10,280
03/31/95               10,424               10,398
04/30/95               10,447               10,411
05/31/95               10,773               10,743
06/30/95               10,632               10,649
07/31/95               10,718               10,750
08/31/95               10,800               10,887
09/30/95               10,904               10,956
10/31/95               11,134               11,114
11/30/95               11,410               11,299
12/31/95               11,570               11,407
01/31/96               11,646               11,494
02/29/96               11,501               11,416
03/31/96               11,265               11,270
04/30/96               11,196               11,238
05/31/96               11,170               11,234
06/30/96               11,314               11,356
07/31/96               11,448               11,460
08/31/96               11,433               11,457
09/30/96               11,606               11,618
10/31/96               11,779               11,749
11/30/96               12,057               11,964
12/31/96               11,929               11,914
01/31/97               11,921               11,936
02/28/97               12,040               12,046
03/31/97               11,818               11,886
04/30/97               11,934               11,986
05/31/97               12,135               12,166
06/30/97               12,259               12,296
07/31/97               12,726               12,636
08/31/97               12,517               12,518
09/30/97               12,686               12,666
10/31/97               12,735               12,748
11/30/97               12,794               12,823
12/31/97               13,038               13,010
01/31/98               13,226               13,144
02/28/98               13,200               13,148
03/31/98               13,141               13,160
04/30/98               13,027               13,101
05/31/98               13,288               13,308
06/30/98               13,321               13,359
07/31/98               13,320               13,393
08/31/98               13,613               13,600
09/30/98               13,871               13,770
10/31/98               13,824               13,770
11/30/98               13,870               13,819
12/31/98               13,861               13,853
01/31/99               14,078               14,018
02/28/99               13,937               13,956
03/31/99               13,960               13,976
04/30/99               13,944               14,011
05/31/99               13,786               13,930
06/30/99               13,519               13,729
07/31/99               13,580               13,778
08/31/99               13,470               13,668
09/30/99               13,496               13,674
10/31/99               13,334               13,526
11/30/99               13,488               13,669
12/31/99               13,366               13,567
01/31/00               13,380               13,508
02/29/00               13,520               13,665
03/31/00               13,807               13,964
04/30/00               13,676               13,882
05/31/00               13,675               13,810
06/30/00               14,031               14,176
07/31/00               14,216               14,373
08/31/00               14,557               14,594
09/30/00               14,449               14,518
10/31/00               14,538               14,677
11/30/00               14,617               14,788
12/31/00               15,026               15,153
01/31/01               15,157               15,303
02/28/01               15,136               15,352
03/31/01               15,191               15,491
04/30/01               14,810               15,323
05/31/01               14,952               15,489
06/30/01               15,123               15,593
07/31/01               15,333               15,823
08/31/01               15,719               16,084
09/30/01               15,657               16,030
10/31/01               15,881               16,220
11/30/01               15,629               16,084
12/31/01               15,413               15,931
01/31/02               15,703               16,207
02/28/02               15,936               16,403
03/31/02               15,457               16,082
04/30/02               15,824               16,395
05/31/02               15,978               16,495
06/30/02               16,081               16,670
07/31/02               16,325               16,885
08/31/02               16,591               17,088
09/30/02               17,095               17,462
10/31/02               16,538               17,172
11/30/02               16,429               17,100
12/31/02               16,871               17,461
01/31/03               16,642               17,417
02/28/03               16,909               17,661
03/31/03               16,907               17,672
04/30/03               17,040               17,788
05/31/03               17,535               18,204
06/30/03               17,352               18,126
07/31/03               16,534               17,492
08/31/03               16,692               17,623
09/30/03               17,250               18,141
10/31/03               17,134               18,050
11/30/03               17,309               18,238
12/31/03               17,453               18,389
01/31/04               17,563               18,494
02/29/04               17,843               18,773
03/31/04               17,659               18,708
04/30/04               17,129               18,264
05/31/04               17,101               18,199
06/30/04               17,155               18,264
07/31/04               17,358               18,503
08/31/04               17,663               18,873

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2004                  1 year   5 year  10 year
---------------------------                  ------   ------  -------
California Tax-Free Income                    5.82%    5.57%    5.85%
Lehman Bros. Municipal Bond Index             7.10%    6.67%    6.56%

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

REGULAR SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                      1 year   5 year   10 year
---------------------------                      ------   ------   -------
U.S. Government Securities Fund                   4.23%    6.10%     6.57%
Lehman Bros. Composite Treasury Index             5.38%    7.27%     7.22%
Lehman Bros. GNMA Index                           5.45%    7.13%     7.51%

                        U.S. Government Securities Fund
               versus the Lehman Bros. Treasury and GNMA Indicies

  [The following table was depicted as a line chart in the printed material.]

                   U.S. Government        Lehman Bros.         Lehman Bros.
                     Securities            Treasury               GNMA
                        Fund                Index                 Index
                   ---------------        ------------         ------------
08/31/94               10,000               10,000               10,000
09/30/94                9,755                9,859                9,859
10/31/94                9,715                9,843                9,852
11/30/94                9,723                9,816                9,834
12/31/94                9,834                9,925                9,894
01/31/95               10,037               10,130               10,078
02/28/95               10,276               10,397               10,295
03/31/95               10,327               10,448               10,360
04/30/95               10,474               10,603               10,496
05/31/95               10,928               10,926               10,920
06/30/95               11,016               11,001               11,006
07/31/95               10,925               11,024               10,965
08/31/95               11,142               11,137               11,092
09/30/95               11,313               11,247               11,199
10/31/95               11,584               11,339               11,372
11/30/95               11,842               11,469               11,549
12/31/95               12,130               11,616               11,714
01/31/96               12,118               11,697               11,788
02/29/96               11,617               11,610               11,546
03/31/96               11,416               11,581               11,446
04/30/96               11,241               11,550               11,372
05/31/96               11,169               11,511               11,354
06/30/96               11,389               11,662               11,498
07/31/96               11,400               11,706               11,526
08/31/96               11,283               11,711               11,502
09/30/96               11,576               11,907               11,690
10/31/96               11,977               12,147               11,948
11/30/96               12,361               12,323               12,154
12/31/96               12,072               12,258               12,029
01/31/97               12,051               12,352               12,041
02/28/97               12,063               12,397               12,056
03/31/97               11,897               12,519               11,925
04/30/97               12,079               12,725               12,097
05/31/97               12,162               12,856               12,201
06/30/97               12,303               13,008               12,338
07/31/97               12,617               13,243               12,692
08/31/97               12,412               13,215               12,564
09/30/97               12,658               13,391               12,755
10/31/97               12,924               13,530               12,977
11/30/97               12,996               13,572               13,044
12/31/97               13,198               13,694               13,181
01/31/98               13,441               13,827               13,383
02/28/98               13,362               13,858               13,343
03/31/98               13,389               13,916               13,379
04/30/98               13,437               13,996               13,439
05/31/98               13,645               14,092               13,579
06/30/98               13,888               14,151               13,735
07/31/98               13,860               14,230               13,757
08/31/98               14,387               14,342               14,131
09/30/98               14,883               14,512               14,525
10/31/98               14,712               14,499               14,479
11/30/98               14,779               14,581               14,476
12/31/98               14,793               14,641               14,505
01/31/99               14,864               14,745               14,589
02/28/99               14,353               14,698               14,217
03/31/99               14,381               14,787               14,271
04/30/99               14,416               14,858               14,305
05/31/99               14,216               14,784               14,172
06/30/99               14,135               14,725               14,142
07/31/99               14,074               14,628               14,131
08/31/99               14,044               14,623               14,134
09/30/99               14,205               14,859               14,243
10/31/99               14,195               14,947               14,258
11/30/99               14,162               14,953               14,231
12/31/99               14,062               14,923               14,137
01/31/00               13,983               14,788               14,174
02/29/00               14,112               14,978               14,387
03/31/00               14,438               15,214               14,671
04/30/00               14,389               15,201               14,625
05/31/00               14,436               15,255               14,646
06/30/00               14,694               15,538               14,894
07/31/00               14,819               15,620               15,047
08/31/00               15,076               15,856               15,269
09/30/00               15,093               16,003               15,281
10/31/00               15,227               16,122               15,429
11/30/00               15,564               16,349               15,745
12/31/00               15,884               16,579               16,046
01/31/01               16,006               16,851               16,176
02/28/01               16,178               16,926               16,372
03/31/01               16,202               17,027               16,424
04/30/01               15,966               17,054               16,220
05/31/01               15,949               17,198               16,271
06/30/01               16,046               17,249               16,359
07/31/01               16,409               17,544               16,768
08/31/01               16,574               17,672               16,989
09/30/01               16,750               17,911               17,259
10/31/01               17,291               18,149               17,737
11/30/01               16,820               17,997               17,297
12/31/01               16,620               17,943               17,129
01/31/02               16,753               18,124               17,244
02/28/02               16,911               18,309               17,346
03/31/02               16,662               18,135               16,928
04/30/02               16,958               18,454               17,349
05/31/02               17,056               18,574               17,447
06/30/02               17,197               18,722               17,693
07/31/02               17,423               18,940               18,112
08/31/02               17,676               19,072               18,503
09/30/02               18,008               19,230               19,003
10/31/02               17,820               19,290               18,792
11/30/02               17,686               19,307               18,606
12/31/02               18,111               19,499               19,089
01/31/03               18,062               19,547               19,032
02/28/03               18,323               19,645               19,360
03/31/03               18,227               19,659               19,278
04/30/03               18,291               19,704               19,369
05/31/03               18,738               19,704               19,927
06/30/03               18,671               19,763               19,805
07/31/03               18,058               19,437               18,936
08/31/03               18,121               19,565               19,047
09/30/03               18,479               19,847               19,623
10/31/03               18,290               19,795               19,322
11/30/03               18,300               19,865               19,348
12/31/03               18,425               20,049               19,520
01/31/04               18,531               20,150               19,686
02/29/04               18,648               20,283               19,930
03/31/04               18,756               20,366               20,117
04/30/04               18,390               20,046               19,469
05/31/04               18,336               20,006               19,403
06/30/04               18,453               20,186               19,481
07/31/04               18,615               20,350               19,666
08/31/04               18,887               20,632               20,073

K SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                      Inception
---------------------------                      ---------
U.S. Government Securities Fund                      3.66%
Lehman Bros. Composite Treasury Index                2.56% **
Lehman Bros. GNMA Index                              4.18% **

** Due to data limitations the benchmark performance information reflects the period 10/1/03 - 8/31/04. Share class commencement of operations was 10/16/03.

                        U.S. Government Securities Fund
               versus the Lehman Bros. Treasury and GNMA Indicies

  [The following table was depicted as a line chart in the printed material.]

                   U.S. Government        Lehman Bros.         Lehman Bros.
                     Securities            Treasury               GNMA
                        Fund                Index                 Index
                   ---------------        ------------         ------------
10/31/03               10,000               10,000               10,000
11/30/03               10,002               10,035               10,013
12/31/03               10,069               10,128               10,102
01/31/04               10,121               10,179               10,188
02/29/04               10,189               10,246               10,314
03/31/04               10,235               10,288               10,411
04/30/04               10,038               10,127               10,076
05/31/04               10,003               10,106               10,042
06/30/04               10,058               10,197               10,082
07/31/04               10,147               10,280               10,178
08/31/04               10,290               10,423               10,388

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund dis- tributions or the redemption of fund shares

REGULAR SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                       1 year   Inception
---------------------------                       ------   ---------
Short-Term U.S. Government Bond Fund               1.06%       3.84%
Lehman 1-3 Year Treasury Index                     2.06%       5.40%

                      Short-Term U.S. Government Bond Fund
                   versus the Lehman 1-3 Year Treasury Index

  [The following table was depicted as a line chart in the printed material.]

                     Short-Term              Lehman
                  U.S. Government           1-3 Year
                     Bond Fund           Treasury Index
                     ---------           --------------
01/18/00               10,000               10,000
01/31/00               10,006                9,996
02/29/00               10,056               10,062
03/31/00               10,119               10,126
04/30/00               10,157               10,149
05/31/00               10,204               10,191
06/30/00               10,294               10,298
07/31/00               10,352               10,364
08/31/00               10,415               10,441
09/30/00               10,479               10,518
10/31/00               10,532               10,574
11/30/00               10,608               10,675
12/31/00               10,712               10,805
01/31/01               10,812               10,942
02/28/01               10,871               11,014
03/31/01               10,937               11,105
04/30/01               10,971               11,134
05/31/01               11,031               11,194
06/30/01               11,060               11,234
07/31/01               11,154               11,363
08/31/01               11,205               11,433
09/30/01               11,369               11,622
10/31/01               11,477               11,733
11/30/01               11,408               11,705
12/31/01               11,393               11,709
01/31/02               11,417               11,732
02/28/02               11,477               11,790
03/31/02               11,400               11,702
04/30/02               11,495               11,841
05/31/02               11,520               11,886
06/30/02               11,571               11,990
07/31/02               11,630               12,140
08/31/02               11,642               12,183
09/30/02               11,686               12,287
10/31/02               11,712               12,316
11/30/02               11,699               12,274
12/31/02               11,734               12,394
01/31/03               11,745               12,391
02/28/03               11,752               12,446
03/31/03               11,767               12,468
04/30/03               11,768               12,491
05/31/03               11,781               12,538
06/30/03               11,792               12,558
07/31/03               11,780               12,486
08/31/03               11,777               12,492
09/30/03               11,846               12,610
10/31/03               11,821               12,561
11/30/03               11,815               12,555
12/31/03               11,851               12,628
01/31/04               11,864               12,654
02/29/04               11,907               12,718
03/31/04               11,924               12,758
04/30/04               11,843               12,629
05/31/04               11,842               12,616
06/30/04               11,832               12,614
07/31/04               11,855               12,660
08/31/04               11,903               12,750

K SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                       Inception
---------------------------                       ---------
Short-Term U.S. Government Bond Fund                  0.41%
Lehman 1-3 Year Treasury Index                        1.10%**

** Due to data limitations the benchmark performance information reflects the period 10/1/03 - 8/31/04. Share class commencement of operations was 10/16/03.

                      Short-Term U.S. Government Bond Fund
                   versus the Lehman 1-3 Year Treasury Index

  [The following table was depicted as a line chart in the printed material.]

                     Short-Term              Lehman
                  U.S. Government           1-3 Year
                     Bond Fund           Treasury Index
                     ---------           --------------
10/31/03               10,000               10,000
11/30/03                9,991                9,995
12/31/03               10,024               10,053
01/31/04               10,030               10,074
02/29/04               10,054               10,124
03/31/04               10,070               10,157
04/30/04                9,997               10,054
05/31/04                9,982               10,043
06/30/04                9,978               10,042
07/31/04                9,994               10,078
08/31/04               10,029               10,150

STOCK FUNDS

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of a fund against its benchmark index. Ameasure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. The S&P 500 Index Fund and S&PMidCap Index Fund each had a correlation coefficient of 1.000 for the past fiscal year. The SmallCap Index Fund and Nasdaq-100 Index Fund each had a correlation coefficient of .999.

Again, the small and mid-cap market sectors continued to outperform the large-cap sector through this last fiscal year, albeit with more volatility. These segments came out of the 2000 market bubble with much more attractive earning multiples and that momentum has resulted in significant outperformance for the past three and five-year periods. The valuation gap, and therefore the relative performance, has closed over the past couple years and the outperformance is as much related to the timing of our fiscal year. Using traditional valuation methodologies, we believe the three indices are priced in line with historical averages.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000. The reason for this is that smaller companies represent such a small element of such a massive index, their performance does not factor significantly into the total return. During periods where large cap stocks out perform their smaller counterparts, this strategy will result in underperformance. So why do it? Two reasons. First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, small cap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index Fund, which is largely a technology fund, was flat at 1.47% for the fiscal year. This fund is likely to continue to be volatile for investors and will generally perform better during times of corporate prosperity. Conversely, as we all clearly remember the year 2000, these stocks suffer during times of economic retreat.

Our European Growth & Income Fund is managed using the Dow Stoxx 50, a European large cap Index, as a benchmark for its holdings. The fund was up 17.04% and under performed its benchmark by 3.10% this past year. This fund generally provides investors a low-cost, highly efficient tool to diversify internationally. European markets exceeded the performance of the U.S. markets for the balance of 2003 but have since lagged, as measured against the S&P 500 Index. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. The Manager also stopped using Dow/Stoxx 50 futures contracts during the year to remain fully invested. While this creates more cash drag on the portfolio, the Manager felt the benefits offset the drawbacks and does not intend to use these contracts for the foreseeable future. The Manager may elect to use other contracts in the future but is not using any at the time of this printing.

The Equity Income Fund is actively managed as a value fund and continues to focus on stocks that have high dividend yields relative to the S&P 500 Composite Stock Index. The Equity Income Fund was up 15.51% for the year and outperformed gains of the U.S. stock market as measured by the S&P 500 Index by 4.06%. The fund under performed its benchmark, the BARRA/Value Index, by 0.57% for the year. The fund has largely remained 100% invested through the use of S&P 500 and Russell 2000 futures contracts through the year. The fund currently has an overweight focus in Utility, Energy and Financial Service/Banking.

The economy continues on the road to what we termed last year a profit-driven recovery. Corporate spending on new initiatives should grow slowly as the pain of cutting remains fresh on the minds of corporate America. Additionally, we expect to see conservative management styles to remain in vogue with corporate boards whose responsibilities to investors have been more clearly defined over the past few years. This should be good for investors. While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance which is appropriate for your particular investment objectives.

REGULAR SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                     1 year   5 year   10 year
---------------------------                     ------   ------   -------
CIT S&P 500 Index Fund                          11.16%   -1.96%    10.67%
S&P 500 Composite Stock Price Index             11.44%   -2.07%    10.69%

                             CIT S&P 500 Index Fund
                 versus the S&P 500 Composite Stock Price Index

  [The following table was depicted as a line chart in the printed material.]

                                            S&P 500
                    CIT S&P 500         Composite Stock
                     Index Fund           Price Index
                     ----------           -----------
08/31/94               10,000               10,000
09/30/94                9,754                9,756
10/31/94                9,989                9,974
11/30/94                9,617                9,612
12/31/94                9,758                9,754
01/31/95               10,009               10,007
02/28/95               10,403               10,396
03/31/95               10,710               10,702
04/30/95               11,017               11,017
05/31/95               11,441               11,457
06/30/95               11,697               11,723
07/31/95               12,079               12,111
08/31/95               12,106               12,142
09/30/95               12,618               12,654
10/31/95               12,591               12,609
11/30/95               13,138               13,162
12/31/95               13,389               13,415
01/31/96               13,829               13,871
02/29/96               13,944               14,000
03/31/96               14,074               14,135
04/30/96               14,305               14,343
05/31/96               14,671               14,712
06/30/96               14,720               14,768
07/31/96               14,071               14,116
08/31/96               14,362               14,415
09/30/96               15,161               15,225
10/31/96               15,581               15,645
11/30/96               16,753               16,826
12/31/96               16,419               16,493
01/31/97               17,437               17,523
02/28/97               17,566               17,661
03/31/97               16,833               16,936
04/30/97               17,825               17,946
05/31/97               18,908               19,038
06/30/97               19,736               19,891
07/31/97               21,297               21,473
08/31/97               20,129               20,271
09/30/97               21,220               21,381
10/31/97               20,522               20,667
11/30/97               21,467               21,623
12/31/97               21,836               21,994
01/31/98               22,074               22,237
02/28/98               23,655               23,840
03/31/98               24,860               25,060
04/30/98               25,119               25,312
05/31/98               24,684               24,878
06/30/98               25,670               25,887
07/31/98               25,389               25,612
08/31/98               21,765               21,913
09/30/98               23,139               23,317
10/31/98               25,075               25,212
11/30/98               26,576               26,740
12/31/98               28,113               28,279
01/31/99               29,328               29,462
02/28/99               28,425               28,546
03/31/99               29,539               29,688
04/30/99               30,628               30,838
05/31/99               29,873               30,111
06/30/99               31,522               31,780
07/31/99               30,559               30,789
08/31/99               30,418               30,637
09/30/99               29,584               29,798
10/31/99               31,453               31,683
11/30/99               32,084               32,327
12/31/99               34,022               34,229
01/31/00               32,310               32,510
02/29/00               31,682               31,895
03/31/00               34,749               35,013
04/30/00               33,673               33,960
05/31/00               33,009               33,263
06/30/00               33,818               34,083
07/31/00               33,358               33,551
08/31/00               35,402               35,634
09/30/00               33,569               33,753
10/31/00               33,443               33,610
11/30/00               30,821               30,962
12/31/00               30,993               31,114
01/31/01               32,060               32,217
02/28/01               29,233               29,281
03/31/01               27,422               27,427
04/30/01               29,505               29,557
05/31/01               29,717               29,755
06/30/01               28,996               29,031
07/31/01               28,713               28,745
08/31/01               26,928               26,948
09/30/01               24,778               24,772
10/31/01               25,217               25,244
11/30/01               27,116               27,180
12/31/01               27,332               27,419
01/31/02               26,939               27,019
02/28/02               26,451               26,498
03/31/02               27,410               27,494
04/30/02               25,762               25,828
05/31/02               25,571               25,639
06/30/02               23,756               23,813
07/31/02               21,996               21,957
08/31/02               22,128               22,101
09/30/02               19,697               19,701
10/31/02               21,442               21,434
11/30/02               22,742               22,694
12/31/02               21,391               21,361
01/31/03               20,811               20,803
02/28/03               20,497               20,490
03/31/03               20,687               20,689
04/30/03               22,385               22,392
05/31/03               23,586               23,571
06/30/03               23,890               23,872
07/31/03               24,304               24,293
08/31/03               24,792               24,766
09/30/03               24,512               24,503
10/31/03               25,905               25,889
11/30/03               26,138               26,116
12/31/03               27,486               27,485
01/31/04               27,977               27,989
02/29/04               28,357               28,378
03/31/04               27,932               27,950
04/30/04               27,490               27,512
05/31/04               27,859               27,889
06/30/04               28,398               28,431
07/31/04               27,447               27,489
08/31/04               27,558               27,599

K SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                         Inception**
---------------------------                         ---------
CIT S&P 500 Index Fund                                6.05%
S&P 500 Composite Stock Price Index                   6.67%

                             CIT S&P 500 Index Fund
                 versus the S&P 500 Composite Stock Price Index

  [The following table was depicted as a line chart in the printed material.]

                                            S&P 500
                    CIT S&P 500         Composite Stock
                     Index Fund           Price Index
                     ----------           -----------
10/31/03               10,000               10,000
11/30/03               10,085               10,088
12/31/03               10,606               10,617
 1/31/04               10,795               10,811
 2/29/04               10,936               10,962
 3/31/04               10,763               10,796
 4/30/04               10,588               10,627
 5/31/04               10,729               10,773
 6/30/04               10,931               10,982
 7/31/04               10,562               10,618
 8/31/04               10,595               10,661

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

REGULAR SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                    1 year   5 year   10 year
---------------------------                    ------   ------   -------
CIT S&P MidCap Index Fund                      12.44%    9.60%    14.02%
S&P MidCap 400 Index                           12.42%    9.17%    13.92%

                            CIT S&P MidCap Index Fund
                         versus the S&P MidCap 400 Index

  [The following table was depicted as a line chart in the printed material.]

                   CIT S&P MidCap        S&P MidCap 400
                     Index Fund              Index
                   --------------        --------------
08/31/94               10,000               10,000
09/30/94                9,812                9,813
10/31/94                9,918                9,921
11/30/94                9,473                9,474
12/31/94                9,558                9,561
01/31/95                9,652                9,660
02/28/95               10,160               10,167
03/31/95               10,344               10,344
04/30/95               10,552               10,552
05/31/95               10,803               10,807
06/30/95               11,241               11,247
07/31/95               11,815               11,833
08/31/95               12,024               12,051
09/30/95               12,325               12,344
10/31/95               12,002               12,026
11/30/95               12,515               12,548
12/31/95               12,484               12,517
01/31/96               12,668               12,699
02/29/96               13,093               13,129
03/31/96               13,253               13,287
04/30/96               13,651               13,693
05/31/96               13,827               13,878
06/30/96               13,615               13,670
07/31/96               12,704               12,747
08/31/96               13,438               13,483
09/30/96               14,028               14,071
10/31/96               14,056               14,112
11/30/96               14,853               14,906
12/31/96               14,836               14,922
01/31/97               15,406               15,482
02/28/97               15,278               15,355
03/31/97               14,625               14,702
04/30/97               14,980               15,083
05/31/97               16,281               16,402
06/30/97               16,750               16,862
07/31/97               18,401               18,530
08/31/97               18,362               18,508
09/30/97               19,411               19,571
10/31/97               18,598               18,720
11/30/97               18,863               18,997
12/31/97               19,568               19,733
01/31/98               19,224               19,357
02/28/98               20,781               20,960
03/31/98               21,743               21,905
04/30/98               22,130               22,304
05/31/98               21,129               21,301
06/30/98               21,274               21,435
07/31/98               20,443               20,603
08/31/98               16,641               16,771
09/30/98               18,178               18,336
10/31/98               19,781               19,972
11/30/98               20,762               20,968
12/31/98               23,185               23,500
01/31/99               22,335               22,585
02/28/99               21,148               21,403
03/31/99               21,745               22,001
04/30/99               23,462               23,735
05/31/99               23,575               23,839
06/30/99               24,841               25,114
07/31/99               24,314               24,577
08/31/99               23,485               23,734
09/30/99               22,767               23,002
10/31/99               23,950               24,174
11/30/99               25,149               25,442
12/31/99               26,596               26,953
01/31/00               25,869               26,194
02/29/00               27,608               28,027
03/31/00               30,246               30,371
04/30/00               29,279               29,309
05/31/00               28,867               28,947
06/30/00               29,358               29,373
07/31/00               29,867               29,838
08/31/00               32,982               33,167
09/30/00               32,780               32,940
10/31/00               31,760               31,822
11/30/00               29,425               29,422
12/31/00               31,780               31,672
01/31/01               32,405               32,378
02/28/01               30,605               30,532
03/31/01               28,479               28,263
04/30/01               31,540               31,380
05/31/01               32,300               32,110
06/30/01               32,227               31,981
07/31/01               31,770               31,504
08/31/01               30,818               30,474
09/30/01               27,159               26,684
10/31/01               28,229               27,866
11/30/01               30,327               29,938
12/31/01               31,884               31,483
01/31/02               31,750               31,321
02/28/02               31,788               31,359
03/31/02               34,033               33,601
04/30/02               33,880               33,443
05/31/02               33,341               32,880
06/30/02               30,947               30,474
07/31/02               27,943               27,521
08/31/02               28,116               27,660
09/30/02               25,831               25,432
10/31/02               26,950               26,533
11/30/02               28,493               28,066
12/31/02               27,352               26,913
01/31/03               26,597               26,127
02/28/03               25,920               25,505
03/31/03               26,071               25,719
04/30/03               27,932               27,585
05/31/03               30,200               29,870
06/30/03               30,561               30,250
07/31/03               31,648               31,324
08/31/03               33,027               32,743
09/30/03               32,514               32,242
10/31/03               34,944               34,680
11/30/03               36,189               35,888
12/31/03               36,803               36,493
01/31/04               37,582               37,283
02/29/04               38,517               38,178
03/31/04               38,669               38,340
04/30/04               37,382               37,082
05/31/04               38,143               37,851
06/30/04               39,010               38,711
07/31/04               37,212               36,906
08/31/04               37,134               36,808

K SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                  Inception**
---------------------------                  ---------
CIT S&P MidCap Index Fund                      6.96%
S&P MidCap 400 Index                           7.14%

                            CIT S&P MidCap Index Fund
                         versus the S&P MidCap 400 Index

  [The following table was depicted as a line chart in the printed material.]

                   CIT S&P MidCap        S&P MidCap 400
                     Index Fund              Index
                   --------------        --------------
10/31/03               10,000               10,000
11/30/03               10,356               10,348
12/31/03               10,533               10,523
 1/31/04               10,750               10,751
 2/29/04               11,012               11,009
 3/31/04               11,053               11,055
 4/30/04               10,680               10,693
 5/31/04               10,892               10,914
 6/30/04               11,130               11,163
 7/31/04               10,617               10,642
 8/31/04               10,589               10,614

**    K Share commencement of operations was 10/16/03.

REGULAR SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                 1 year    5 year    Inception
---------------------------                 ------    ------    ---------
CIT S&P SmallCap Index Fund                 13.93%     9.66%       8.96%
S&P SmallCap 600 Index                      14.87%    10.45%      10.02%

                          CIT S&P SmallCap Index Fund
                       versus the S&P SmallCap 600 Index

  [The following table was depicted as a line chart in the printed material.]

                  CIT S&P SmallCap     S&P SmallCap 600
                     Index Fund             Index
                  ----------------     ----------------
10/02/96               10,000               10,000
10/31/96                9,850                9,865
11/30/96               10,240               10,377
12/31/96               10,373               10,499
01/31/97               10,635               10,673
02/28/97               10,383               10,452
03/31/97                9,839                9,916
04/30/97               10,002               10,037
05/31/97               11,110               11,216
06/30/97               11,578               11,712
07/31/97               12,200               12,448
08/31/97               12,486               12,762
09/30/97               13,284               13,605
10/31/97               12,712               13,018
11/30/97               12,642               12,924
12/31/97               12,868               13,184
01/31/98               12,592               12,927
02/28/98               13,672               14,104
03/31/98               14,191               14,642
04/30/98               14,286               14,728
05/31/98               13,490               13,948
06/30/98               13,503               13,988
07/31/98               12,439               12,919
08/31/98               10,066               10,429
09/30/98               10,699               11,065
10/31/98               11,179               11,578
11/30/98               11,779               12,229
12/31/98               12,493               13,009
01/31/99               12,374               12,847
02/28/99               11,260               11,689
03/31/99               11,425               11,840
04/30/99               12,151               12,622
05/31/99               12,389               12,929
06/30/99               13,108               13,665
07/31/99               12,978               13,545
08/31/99               12,435               12,949
09/30/99               12,472               13,004
10/31/99               12,483               12,971
11/30/99               13,011               13,520
12/31/99               14,172               14,624
01/31/00               13,784               14,170
02/29/00               15,745               16,068
03/31/00               15,080               15,474
04/30/00               14,771               15,208
05/31/00               14,280               14,759
06/30/00               15,239               15,632
07/31/00               14,827               15,248
08/31/00               16,120               16,599
09/30/00               15,632               16,147
10/31/00               15,586               16,248
11/30/00               14,034               14,557
12/31/00               15,722               16,351
01/31/01               16,232               17,051
02/28/01               15,261               16,011
03/31/01               14,584               15,278
04/30/01               15,654               16,442
05/31/01               15,910               16,757
06/30/01               16,458               17,370
07/31/01               16,093               17,080
08/31/01               15,703               16,691
09/30/01               13,658               14,436
10/31/01               14,378               15,205
11/30/01               15,367               16,317
12/31/01               16,391               17,421
01/31/02               16,489               17,573
02/28/02               16,233               17,271
03/31/02               17,435               18,635
04/30/02               17,899               19,161
05/31/02               17,154               18,369
06/30/02               16,247               17,419
07/31/02               14,034               14,958
08/31/02               14,181               15,101
09/30/02               13,297               14,177
10/31/02               13,749               14,630
11/30/02               14,496               15,392
12/31/02               13,991               14,873
01/31/03               13,499               14,362
02/28/03               13,094               13,902
03/31/03               13,179               14,011
04/30/03               14,225               15,148
05/31/03               15,343               16,368
06/30/03               15,696               16,794
07/31/03               16,520               17,667
08/31/03               17,307               18,527
09/30/03               16,825               17,982
10/31/03               18,252               19,541
11/30/03               18,936               20,280
12/31/03               19,255               20,639
01/31/04               19,827               21,233
02/29/04               20,187               21,641
03/31/04               20,432               21,926
04/30/04               19,748               21,199
05/31/04               20,022               21,523
06/30/04               21,049               22,715
07/31/04               19,917               21,470
08/31/04               19,718               21,282

K SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                  Inception**
---------------------------                  ---------
CIT S&P SmallCap Index Fund                    7.99%
S&P SmallCap 600 Index                         9.31%

                          CIT S&P SmallCap Index Fund
                       versus the S&P SmallCap 600 Index

  [The following table was depicted as a line chart in the printed material.]

                  CIT S&P SmallCap     S&P SmallCap 600
                     Index Fund             Index
                  ----------------     ----------------
10/31/03               10,000               10,000
11/30/03               10,368               10,378
12/31/03               10,544               10,562
01/31/04               10,844               10,866
02/29/04               11,048               11,075
03/31/04               11,170               11,220
04/30/04               10,789               10,848
05/31/04               10,939               11,014
06/30/04               11,497               11,624
07/31/04               10,871               10,987
08/31/04               10,762               10,891

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

REGULAR SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                     1 year    5 year   Inception
---------------------------                     ------    ------   ---------
CIT Equity Income Fund                          15.51%     1.99%     7.75%
S&P BARRA/Value Index                           16.06%     1.11%     8.53%
S&P 500 Composite Stock Price Index             11.44%    -2.07%     8.39%

                               Equity Income Fund
                        versus the S&P BARRA/Value Index
                     & the S&P Composite Stock Price Index

  [The following table was depicted as a line chart in the printed material.]

                                             S&P                 S&P 500
                     CIT Equity          BARRA/Value         Composite Stock
                     Income Fund            Index              Price Index
                     -----------            -----              -----------
09/04/96               10,000               10,000               10,000
09/30/96               10,207               10,366               10,562
10/31/96               10,528               10,717               10,854
11/30/96               11,209               11,534               11,673
12/31/96               11,097               11,344               11,442
01/31/97               11,574               11,869               12,156
02/28/97               11,668               11,955               12,252
03/31/97               11,245               11,546               11,749
04/30/97               11,737               11,979               12,450
05/31/97               12,354               12,729               13,208
06/30/97               12,801               13,215               13,799
07/31/97               13,824               14,275               14,897
08/31/97               13,329               13,631               14,063
09/30/97               14,064               14,430               14,833
10/31/97               13,618               13,900               14,338
11/30/97               14,079               14,428               15,001
12/31/97               14,348               14,748               15,258
01/31/98               14,204               14,566               15,427
02/28/98               15,220               15,658               16,539
03/31/98               16,087               16,450               17,385
04/30/98               16,220               16,645               17,560
05/31/98               16,076               16,411               17,259
06/30/98               16,229               16,536               17,959
07/31/98               15,793               16,177               17,768
08/31/98               13,390               13,579               15,202
09/30/98               13,866               14,406               16,176
10/31/98               14,846               15,532               17,491
11/30/98               15,431               16,340               18,550
12/31/98               16,234               16,912               19,619
01/31/99               16,449               17,253               20,439
02/28/99               16,132               16,884               19,804
03/31/99               16,446               17,395               20,596
04/30/99               17,494               18,897               21,394
05/31/99               16,902               18,556               20,889
06/30/99               17,588               19,268               22,047
07/31/99               17,062               18,676               21,360
08/31/99               16,455               18,202               21,254
09/30/99               15,682               17,492               20,672
10/31/99               16,291               18,480               21,980
11/30/99               16,253               18,372               22,426
12/31/99               16,868               19,062               23,746
01/31/00               16,249               18,456               22,553
02/29/00               15,927               17,303               22,127
03/31/00               17,177               19,105               24,290
04/30/00               16,710               18,978               23,560
05/31/00               16,554               19,036               23,076
06/30/00               16,355               18,285               23,645
07/31/00               16,475               18,651               23,276
08/31/00               17,810               19,901               24,721
09/30/00               17,387               19,896               23,416
10/31/00               17,338               20,267               23,317
11/30/00               16,304               19,230               21,480
12/31/00               16,668               20,219               21,585
01/31/01               16,029               21,072               22,350
02/28/01               15,882               19,677               20,314
03/31/01               15,317               18,900               19,027
04/30/01               16,256               20,181               20,505
05/31/01               16,429               20,392               20,643
06/30/01               15,894               19,732               20,140
07/31/01               15,534               19,390               19,942
08/31/01               15,150               18,271               18,695
09/30/01               14,332               16,537               17,185
10/31/01               14,382               16,537               17,513
11/30/01               15,242               17,587               18,856
12/31/01               15,700               17,856               19,022
01/31/02               15,562               17,366               18,744
02/28/02               15,512               17,210               18,383
03/31/02               16,147               18,092               19,074
04/30/02               15,984               17,186               17,918
05/31/02               15,733               17,256               17,787
06/30/02               15,077               16,168               16,520
07/31/02               14,171               14,421               15,233
08/31/02               14,322               14,520               15,332
09/30/02               13,201               12,862               13,668
10/31/02               13,542               13,930               14,869
11/30/02               13,858               14,907               15,744
12/31/02               13,717               14,132               14,819
01/31/03               13,222               13,747               14,432
02/28/03               13,044               13,372               14,215
03/31/03               13,246               13,355               14,353
04/30/03               14,073               14,674               15,534
05/31/03               14,925               15,753               16,352
06/30/03               15,197               15,868               16,561
07/31/03               15,414               16,221               16,853
08/31/03               15,721               16,571               17,181
09/30/03               15,680               16,271               16,999
10/31/03               16,448               17,383               17,960
11/30/03               16,806               17,539               18,118
12/31/03               17,489               18,621               19,068
01/31/04               17,720               18,951               19,418
02/29/04               18,247               19,378               19,687
03/31/04               18,259               19,244               19,390
04/30/04               17,744               18,769               19,086
05/31/04               17,989               18,985               19,348
06/30/04               18,379               19,397               19,724
07/31/04               18,069               19,028               19,070
08/31/04               18,159               19,232               19,147

K SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                           Inception**
---------------------------                           ---------
CIT Equity Income Fund                                  9.47%
S&P BARRA/Value Index                                  11.02%
S&P 500 Composite Stock Price Index                     6.67%

                               Equity Income Fund
                        versus the S&P BARRA/Value Index
                     & the S&P Composite Stock Price Index

  [The following table was depicted as a line chart in the printed material.]

                                             S&P                 S&P 500
                     CIT Equity          BARRA/Value         Composite Stock
                     Income Fund            Index              Price Index
                     -----------            -----              -----------
10/31/03               10,000               10,000               10,000
11/30/03               10,218               10,090               10,088
12/31/03               10,627               10,712               10,617
01/31/04               10,752               10,902               10,811
02/29/04               11,071               11,148               10,962
03/31/04               11,077               11,071               10,796
04/30/04               10,758               10,798               10,627
05/31/04               10,898               10,922               10,773
06/30/04               11,138               11,159               10,982
07/31/04               10,935               10,946               10,618
08/31/04               10,989               11,064               10,661

**    K Share commencement of operations was 10/16/03.

REGULAR SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                        1 year    Inception
---------------------------                        ------    ---------
CIT European Growth & Income Fund                  17.04%     -5.87%
Dow Jones Stoxx 50 Index (U.S. Dollars)            20.14%     -6.31%

                         European Growth & Income Fund
               versus the Dow Jones Stoxx 50 Index (U.S. Dollars)

  [The following table was depicted as a line chart in the printed material.]

                    CIT European           Dow Jones
                  Growth & Income       Stoxx 50 Index
                        Fund            (U.S. Dollars)
                  ---------------       --------------
01/18/00               10,000               10,000
01/31/00                9,720                9,289
02/29/00               10,060                9,907
03/31/00               10,299               10,213
04/30/00                9,918                9,769
05/31/00                9,858                9,752
06/30/00                9,892                9,779
07/31/00                9,641                9,581
08/31/00                9,641                9,468
09/30/00                8,997                8,975
10/31/00                9,067                8,946
11/30/00                8,593                8,565
12/31/00                9,047                9,116
01/31/01                9,037                9,052
02/28/01                8,119                8,082
03/31/01                7,665                7,535
04/30/01                8,281                8,135
05/31/01                7,927                7,727
06/30/01                7,517                7,409
07/31/01                7,477                7,402
08/31/01                7,243                7,159
09/30/01                6,711                6,565
10/31/01                6,915                6,748
11/30/01                7,109                6,926
12/31/01                7,272                7,087
01/31/02                6,905                6,672
02/28/02                6,854                6,688
03/31/02                7,144                7,005
04/30/02                7,072                6,895
05/31/02                7,001                6,850
06/30/02                6,697                6,647
07/31/02                6,017                5,875
08/31/02                5,975                5,860
09/30/02                5,267                5,034
10/31/02                5,764                5,596
11/30/02                6,043                5,848
12/31/02                5,778                5,567
01/31/03                5,653                5,310
02/28/03                5,446                5,179
03/31/03                5,405                5,095
04/30/03                6,041                5,794
05/31/03                6,416                6,124
06/30/03                6,411                6,191
07/31/03                6,464                6,264
08/31/03                6,464                6,161
09/30/03                6,562                6,297
10/31/03                6,919                6,661
11/30/03                7,203                6,988
12/31/03                7,812                7,622
01/31/04                7,865                7,611
02/29/04                8,033                7,778
03/31/04                7,707                7,489
04/30/04                7,644                7,456
05/31/04                7,718                7,524
06/30/04                7,810                7,561
07/31/04                7,512                7,383
08/31/04                7,565                7,402

K SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                      Inception**
---------------------------                      ---------
CIT European Growth & Income Fund                   8.43%
Dow Jones Stoxx 50 Index (U.S. Dollars)            10.74%

                         European Growth & Income Fund
               versus the Dow Jones Stoxx 50 Index (U.S. Dollars)

  [The following table was depicted as a line chart in the printed material.]

                    CIT European           Dow Jones
                  Growth & Income       Stoxx 50 Index
                        Fund            (U.S. Dollars)
                  ---------------       --------------
10/31/03               10,000               10,000
11/30/03               10,410               10,490
12/31/03               11,290               11,442
01/31/04               11,366               11,426
02/29/04               11,594               11,677
03/31/04               11,112               11,243
04/30/04               11,021               11,192
05/31/04               11,112               11,296
06/30/04               11,243               11,351
07/31/04               10,815               11,083
08/31/04               10,876               11,113

* Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

REGULAR SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                   1 year    Inception
---------------------------                   ------    ---------
CIT Nasdaq-100 Index Fund                      1.47%     -20.16%
Nasdaq-100 Index                               2.33%     -19.30%

                             Nasdaq-100 Index Fund
                          versus the Nasdaq-100 Index

  [The following table was depicted as a line chart in the printed material.]

                   CIT Nasdaq-100          Nasdaq-100
                     Index Fund              Index
                   --------------          ----------
01/18/00               10,000               10,000
01/31/00                9,380                9,629
02/29/00               11,050               11,509
03/31/00               11,508               11,862
04/30/00                9,866               10,177
05/31/00                8,744                8,966
06/30/00                9,889               10,152
07/31/00                9,498                9,736
08/31/00               10,702               11,000
09/30/00                9,359                9,632
10/31/00                8,602                8,854
11/30/00                6,537                6,762
12/31/00                6,149                6,317
01/31/01                6,791                6,996
02/28/01                4,999                5,149
03/31/01                4,109                4,245
04/30/01                4,843                5,006
05/31/01                4,700                4,857
06/30/01                4,784                4,939
07/31/01                4,386                4,543
08/31/01                3,825                3,967
09/30/01                3,035                3,153
10/31/01                3,546                3,684
11/30/01                4,149                4,308
12/31/01                4,098                4,257
01/31/02                4,037                4,185
02/28/02                3,546                3,670
03/31/02                3,781                3,922
04/30/02                3,321                3,448
05/31/02                3,148                3,263
06/30/02                2,718                2,839
07/31/02                2,504                2,598
08/31/02                2,463                2,545
09/30/02                2,177                2,249
10/31/02                2,575                2,673
11/30/02                2,913                3,015
12/31/02                2,565                2,660
01/31/03                2,555                2,656
02/28/03                2,616                2,730
03/31/03                2,647                2,754
04/30/03                2,872                2,991
05/31/03                3,117                3,240
06/30/03                3,127                3,250
07/31/03                3,311                3,454
08/31/03                3,485                3,629
09/30/03                3,383                3,527
10/31/03                3,669                3,835
11/30/03                3,700                3,857
12/31/03                3,802                3,975
01/31/04                3,863                4,044
02/29/04                3,802                3,984
03/31/04                3,720                3,897
04/30/04                3,618                3,797
05/31/04                3,792                3,974
06/30/04                3,914                4,111
07/31/04                3,618                3,797
08/31/04                3,536                3,713

K SHARES

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2004                    Inception**
---------------------------                    ---------
CIT Nasdaq-100 Index Fund                       -4.70%
Nasdaq-100 Index                                -3.87%

                             Nasdaq-100 Index Fund
                          versus the Nasdaq-100 Index

  [The following table was depicted as a line chart in the printed material.]

                   CIT Nasdaq-100          Nasdaq-100
                     Index Fund              Index
                   --------------          ----------
10/31/03               10,000               10,000
11/30/03               10,084               10,058
12/31/03               10,362               10,368
01/31/04               10,529               10,546
02/29/04               10,362               10,389
03/31/04               10,139               10,163
04/30/04                9,861                9,903
05/31/04               10,306               10,365
06/30/04               10,641               10,722
07/31/04                9,833                9,901
08/31/04                9,610                9,683

**    K Share commencement of operations was 10/16/03.

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                               PORTFOLIO OF INVESTMENTS                                          8/31/2004
MONEY MARKET FUND
                                                                                                                            VALUE
        SECURITY DESCRIPTION                                             PAR VALUE             RATE        MATURITY        (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (79.56%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds                                                           $ 1,500,000           1.310%        09/02/04     $ 1,500,000

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B5                                       300,000           1.320%        09/01/04         300,000
Power Supply Revenue Bonds; Series 2002B6                                 2,400,000           1.330%        09/01/04       2,400,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Scripps Hospital; Series B                                                2,000,000           1.280%        09/01/04       2,000,000
Sutter Hospital; Series B                                                 1,575,000           1.340%        09/01/04       1,575,000

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Rand Corportation; Series B                                               2,000,000           1.340%        09/01/04       2,000,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
ExxonMobil; Series 2000                                                   2,000,000           1.140%        09/01/04       2,000,000

CALIFORNIA STATE ECONOMIC RECOVERY
Revenue Bonds; Series 2004C                                               2,200,000           1.340%        09/01/04       2,200,000

CALIFORNIA, STATE OF
General Obligation; Series A                                              1,800,000           1.320%        09/01/04       1,800,000
General Obligation Bonds; Series 2003C-1                                  2,000,000           1.330%        09/02/04       2,000,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir/Mt. Diablo Health System                                          220,000           1.220%        09/01/04         220,000
Gemological Institute of America; Special Tax; Series 2001                1,800,000           1.300%        09/02/04       1,800,000
Sutter Health Variable Rate Bonds                                         2,000,000           1.330%        09/01/04       2,000,000

CHINO BASIN REGIONAL FINANCING AUTHORITY
Inland Empire Utilities Agency; Series 2002A                              2,000,000           1.270%        09/01/04       2,000,000

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series B                                   1,500,000           1.300%        09/02/04       1,500,000

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                                   2,000,000           1.320%        09/01/04       2,000,000

IRVINE, CITY OF
Assessment District 87-8                                                  2,600,000           1.330%        09/01/04       2,600,000
Assessment District 89-10                                                    20,000           1.350%        09/01/04          20,000
Assessment District 94-13                                                 1,000,000           1.330%        09/01/04       1,000,000

IRVINE RANCH WATER DISTRICT
Consolidated Bonds; Series 1995                                           1,000,000           1.320%        09/01/04       1,000,000
Consolidated Refunding Bonds; Series 1995                                   175,000           1.220%        09/01/04         175,000
General Obligation; Consolidated Series 1993                                800,000           1.330%        09/01/04         800,000
Waterworks Bonds; 1988 Series A, District 182                             1,300,000           1.320%        09/01/04       1,300,000

IRVINE UNIFIED SCHOOL DISTRICT
Community Facilities District No. 01-01; Series 2003                        400,000           1.330%        09/01/04         400,000

KERN, COUNTY OF
Certificates of Participation; 1986 Series C                              1,000,000           1.320%        09/01/04       1,000,000

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1992; Series A                         2,000,000           1.270%        09/01/04       2,000,000
Tax revenue Refunding Bonds; 1993 Series A                                2,000,000           1.300%        09/01/04       2,000,000

LOS ANGELES, COUNTY OF
Pension Obligation Refunding Bonds                                        2,000,000           1.270%        09/01/04       2,000,000
Rowland Heights Preservation                                              1,400,000           1.330%        09/01/04       1,400,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; Series A-3                                    2,000,000           1.300%        09/02/04       2,000,000
Water System Revenue Bonds; 2001 Series B-2                                 400,000           1.330%        09/01/04         400,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, Series 2000 B-1                                      1,800,000           1.330%        09/01/04       1,800,000
Water Revenue Refunding Bonds; 1996 Series A                              1,885,000           1.300%        09/02/04       1,885,000

NEWPORT BEACH
Hoag Memorial Hospital Presbyterian; Series 1996 Series A                   700,000           1.370%        09/01/04         700,000
Hoag Memorial Hospital Presbyterian, Series 1996 Series B                 2,000,000           1.370%        09/01/04       2,000,000

ORANGE COUNTY HOUSING AUTHORITY
Revenue Bonds, Village Niguel, Issue AA of 1985                           1,900,000           1.280%        09/01/04       1,900,000

ORANGE, COUNTY OF
Revenue Bonds, Niguel Summit II, Issue U of 1985                          1,900,000           1.320%        09/07/04       1,900,000

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000                                  890,000           1.330%        09/01/04         890,000
Certificates of Participation; Series 2000-A                              1,000,000           1.330%        09/01/04       1,000,000
Refunding Certificates of Participation; Series 1993                      1,750,000           1.330%        09/01/04       1,750,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; Series A                                   2,000,000           1.280%        09/01/04       2,000,000

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                               PORTFOLIO OF INVESTMENTS                                          8/31/2004
MONEY MARKET FUND                                        CONTINUED
                                                                                                                            VALUE
        SECURITY DESCRIPTION                                             PAR VALUE             RATE        MATURITY        (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
RIVERSIDE, CITY OF
First Nationwide Savings Program, 1985 Issue G                          $ 1,500,000           1.320%        09/01/04     $ 1,500,000

RIVERSIDE, COUNTY OF
Community Facilities District 89-5, Special Tax                           2,000,000           1.320%        09/01/04       2,000,000

SAN BERNARDINO, COUNTY OF
Medical Center Financing Project; Series 1998                             1,000,000           1.280%        09/01/04       1,000,000

SAN FRANCISCO CITY & COUNTY FINANCE CORP
Moscone Center Expansion Project; Series 2000-3                           1,900,000           1.280%        09/02/04       1,900,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                                   1,720,000           1.300%        09/02/04       1,720,000

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue                                                             2,000,000           1.340%        09/01/04       2,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2; Series A                                    800,000           1.330%        09/01/04         800,000

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program                                    2,000,000           1.300%        09/02/04       2,000,000
                                                                                                                         -----------
Total Variable Rate Demand Notes (Cost $74,135,000)                                                                       74,135,000
                                                                                                                         -----------
TAX AND REVENUE ANTICIPATION NOTES (10.82%)
California Educational Facilities Authority                               2,000,000           1.010%        03/18/05       2,000,000
California Infrastructure & Economic Development Bank                     1,500,000           1.170%        02/21/05       1,500,000
Los Angeles, County of                                                    2,000,000           3.000%        06/30/05       2,022,799
San Diego County School District                                          2,000,000           3.250%        07/25/05       2,029,270
Santa Barbara, County of                                                  1,000,000           3.000%        07/26/05       1,012,733
Santa Barbara County School Financing Authority                           1,500,000           3.000%        06/30/05       1,516,851
                                                                                                                         -----------
Total Tax and Revenue Anticipation Notes (Cost $10,081,653)                                                               10,081,653
                                                                                                                         -----------
COMMERCIAL PAPER (8.58%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Harvey Mudd College Revenue Bonds                                         2,000,000           1.140%        10/19/04       2,000,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Certificates of Participation                                             2,000,000           1.150%        10/14/04       2,000,000

SAN DIEGO REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue; Series A                                               2,000,000           1.000%        09/09/04       2,000,000

UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
Commerical Paper Notes; Series A                                          2,000,000           1.150%        11/03/04       2,000,000
                                                                                                                         -----------
Total Commercial Paper (Cost $8,000,000)                                                                                   8,000,000
                                                                                                                         -----------
                                                    Total Investments (Cost $92,216,653) (a) (98.96%)                     92,216,653
                                                    Other Net Assets (1.04%)                                                 963,177
                                                                                                                         -----------
                                                         Net Assets (100.00%)                                            $93,179,830
                                                                                                                         ===========

(a)   Aggregate cost for federal income tax purposes is $92,216,653.
*     Stated maturity reflects next reset date.

                See accompanying notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                                      PORTFOLIO OF INVESTMENTS                                 8/31/2004
INTERMEDIATE FUND
                                                                                                                             VALUE
        SECURITY DESCRIPTION                                              PAR VALUE            RATE         MATURITY        (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (94.70%)

ANAHEIM PUBLIC FINANCING AUTHORITY
Convention Center Project; Series A                                     $   500,000           5.250%        08/01/13     $   560,530

BEVERLY HILL PUBLIC FINANCING AUTHORITY
Lease Revenue Refunding; Series A                                           500,000           5.250%        06/01/13         563,745

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                      500,000           5.600%        10/01/10         571,785

CALIFORNIA STATE ECONOMIC RECOVERY
General Obligation; Series A                                                600,000           5.000%        07/01/11         667,350

CALIFORNIA, STATE OF
General Obligation Bonds                                                    600,000           5.750%        12/01/10         692,256

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Lassen County; 2001 Series A                               400,000           5.250%        06/01/11         448,812
Lease Revenue Refunding Bonds; 2001 Series A                                500,000           5.250%        06/01/12         562,455

CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                       425,000           5.250%        08/01/09         476,094

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                                      PORTFOLIO OF INVESTMENTS                                 8/31/2004
INTERMEDIATE FUND                                             CONTINUED
                                                                                                                             VALUE
        SECURITY DESCRIPTION                                              PAR VALUE            RATE         MATURITY        (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                         $   300,000           7.250%        08/01/09     $   361,035
Water System Improvement Projects; Series 2001A                             500,000           6.000%        08/01/12         582,825

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds; Series A                                    400,000           6.150%        02/01/09         458,952

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C                                          500,000           5.000%        05/01/12         556,065

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                          400,000           8.500%        08/01/07         473,460

CONTRA COSTA WATER DISTRICT
Water Revenue Refunding Bonds; Series K                                     400,000           5.000%        10/01/09         444,220

DESERT SANDS UNIFIED SCHOOL DISTRICT
Certificates of Participation; Series 1995                                  500,000           5.300%        03/01/07         520,045

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                                     550,000           5.250%        07/01/12         614,576

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2002                                     500,000           5.500%        08/01/12         574,270

FRESNO, CITY OF
Water System Revenue Refuding; Series A                                     500,000           6.000%        06/01/11         584,920

IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                        600,000           5.200%        11/01/09         669,900

INDUSTRY CITY URBAN DEVELOPMENT AGENCY
2002 Tax Allocation; Refunding , Project 1                                  300,000           5.375%        05/01/12         325,191

LOS ANGELES, CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001-A                    500,000           5.000%        02/01/08         546,520

LOS ANGELES COUNTYMETROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds; Series A                                           500,000           5.500%        07/01/08         559,150

LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                                   400,000           6.900%        06/30/08         466,152

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                                   500,000           5.250%        07/01/14         557,085

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                     400,000           6.000%        07/01/07         445,252

MONTEREY, COUNTY OF
Certificates of Participation                                               600,000           5.250%        08/01/14         668,904

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2002 Series A                                     500,000           5.000%        08/01/12         557,380

NORWALK COMMUNITY FACILITIES FINANCING AUTHORITY
City Hall Lease Revenue Refunding Bonds; 1999                               200,000           5.000%        02/01/09         220,042

OAK PARK UNIFIED SCHOOL DISTRICT
General Obligation, Refunding Bonds                                         600,000           5.150%        05/01/07         652,746

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001                                             500,000           5.500%        10/01/12         573,540

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue 2nd Series, Series A                            325,000           5.000%        02/15/09         358,475
Measure M Sales Tax Revenue Bonds; Series 1998 A                            500,000           5.500%        02/15/07         543,925

PASADENA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series B                                          400,000           5.000%        07/01/07         434,500

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 1997A                                     385,000           5.250%        07/01/12         421,171

SACRAMENTO REDEVELOPMENT AGENCY
Downtown Sacramento Project; Series 1998C                                   500,000           4.750%        11/01/08         546,725

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A                                     500,000           5.100%        05/15/10         541,505

SAN FRANCISCO AIRPORT COMMISSION
SF Intl. Airport Revenue Second; Series B                                   450,000           5.500%        05/01/09         496,602

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Water Revenue Refunding Bonds; Series B                                     500,000           5.000%        11/01/13         551,915

SAN FRANCISCO STATE BUILDING AUTHORITY
Civic Center Complex; 1996 Series A                                         400,000           6.000%        12/01/09         462,556

SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds; Series 2001F                                           480,000           4.500%        09/01/09         519,365

SAN MATEO COUNTY TRANSIT DISTRICT
Limited Tax Bonds; 1993 Series A                                            300,000           5.000%        06/01/11         333,438

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                                      PORTFOLIO OF INVESTMENTS                                 8/31/2004
INTERMEDIATE FUND                                             CONTINUED
                                                                                                                             VALUE
        SECURITY DESCRIPTION                                              PAR VALUE            RATE         MATURITY        (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2000 Series A                                      $   400,000           5.500%        05/15/10     $   452,868

SANTA ROSA HIGH SCHOOL DISTRICT
General Obligation Bonds; Series 2001                                       390,000           4.625%        05/01/08         422,900

SARATOGA UNION SCHOOL DISTRICT
1997 General Obligation Bonds; Series A                                     600,000           4.900%        09/01/09         665,082

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A                             500,000           5.500%        01/01/13         570,550

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Hospital Revenue Bonds; Series 2000                                         500,000           4.375%        12/01/09         538,765
Multiple Purpose Projects; Series O                                         500,000           5.750%        09/01/10         576,470

WALNUT, CITY OF
Public Fiancing Authority Tax Allocation                                    500,000           5.375%        09/01/13         563,614
                                                                                                                         -----------
Total Long-Term Securities (Cost $23,868,217)                                                                             24,955,683
                                                                                                                         -----------
VARIABLE RATE DEMAND NOTES* (3.98%)

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
ExxonMobil; Series 2000                                                     200,000           1.140%        09/01/04         200,000

IRVINE RANCH WATER DISTRICT
Consolidated Refunding Bonds; Series 1995                                   150,000           1.220%        09/01/04         150,000
Waterworks Bonds; 1988 Series A, District 182                               200,000           1.320%        09/01/04         200,000

NEWPORT BEACH
Hoag Memorial Hospital Presbyterian; Series 1996 Series A                   400,000           1.370%        09/01/04         400,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds, 1996                                           100,000           1.330%        09/01/04         100,000
                                                                                                                         -----------
Total Variable Rate Demand Notes (Cost $1,050,000)                                                                         1,050,000
                                                                                                                         -----------
                                                Total Investments (Cost $24,921,612) (a) (98.68%)                         26,005,683
                                                Other Net Assets (1.32%)                                                     347,325
                                                                                                                         -----------
                                                      Net Assets (100.00%)                                               $26,353,008
                                                                                                                         ===========
(a) Aggregate cost for federal income tax purposes is $24,918,217. At August 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                                              Unrealized appreciation                                    $ 1,118,645
                                                              Unrealized depreciation                                       (31,179)
                                                                                                                         -----------
                                                              Net unrealized appreciation                                $ 1,087,466
                                                                                                                         ===========

*Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                                      PORTFOLIO OF INVESTMENTS                            8/31/2004
   INCOME FUND
                                                                                                                           VALUE
  SECURITY DESCRIPTION                                                 PAR VALUE             RATE          MATURITY       (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (86.31%)

ANAHEIM PUBLIC FINANCING AUTHORITY
Public Improvement Project; Series C                                $  2,250,000            6.000%         09/01/12     $  2,648,138

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Prerefunded              625,000            7.000%         12/01/11          780,625
Water System Revenue Bonds, Central Valley J-1; Unrefunded             1,695,000            7.000%         12/01/11        2,099,427
Water System Revenue Bonds, Central Valley J-3; Prerefunded              765,000            7.000%         12/01/11          955,485
Water System Revenue Bonds, Central Valley J-3; Unrefunded             2,070,000            7.000%         12/01/11        2,563,902

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                    2,500,000            5.250%         01/01/17        2,717,975
Stanford University Revenue Bonds; Series P                            3,000,000            5.250%         12/01/13        3,440,250

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Asian Art Museum of San Francisco; Series 2000                         2,565,000            5.500%         06/01/13        2,904,683

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
San Diego Gas & Electric; 1996 Series A                                3,000,000            5.900%         06/01/14        3,186,810

CALIFORNIA POLYTECHNIC STATE UNIVERSITY
Student Union Revenue Bonds; Series C                                  2,390,000            5.625%         07/01/26        2,603,666

CALIFORNIA STATE DEPARTMENT OF TRANSPORTATION
Federal Highway Grant Anticipation Bonds; Series A                     2,000,000            5.000%         02/01/15        2,219,340

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Imperial County; 1991 Series A                        2,500,000            6.500%         09/01/17        2,998,150
University of California Projects; 1993 Series A                       5,000,000            5.500%         06/01/14        5,650,800

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                                      PORTFOLIO OF INVESTMENTS                            8/31/2004
   INCOME FUND                                                  CONTINUED
                                                                                                                           VALUE
  SECURITY DESCRIPTION                                                 PAR VALUE             RATE          MATURITY       (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A     $  1,005,000            5.500%         10/01/14     $  1,151,770

CALIFORNIA, STATE OF
General Obligation Bonds                                               3,000,000            6.250%         09/01/12        3,482,220

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                        2,090,000            7.250%         08/01/09        2,515,211

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E                                          2,000,000            6.250%         10/01/12        2,334,040

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001                                 1,080,000            5.000%         09/01/16        1,159,034

EAST BAY MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds; Series 2001                             2,000,000            5.250%         06/01/13        2,233,400
Water Revenue Refunding Bonds; Series 2001                             2,000,000            5.250%         06/01/14        2,227,000

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation                                          1,000,000            6.000%         07/01/12        1,174,950

GLENDALE UNIFIED SCHOOL DISTRICT
Series A                                                               1,000,000            5.750%         09/01/17        1,113,260

GOLDEN WEST SCHOOLS FINANCING AUTHORITY
Refunding Revenue Bonds; 1998 Series A                                 1,090,000            6.600%         08/01/16        1,327,042

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A                      2,555,000            6.600%         08/01/16        3,049,750

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                           1,015,000            7.300%         09/01/09        1,228,312

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A                                     2,500,000            6.000%         08/15/10        2,905,475

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Refunding Bonds; Series 2001-B                       3,000,000            5.250%         07/01/13        3,360,720

LOS ANGELES COUNTY PUBLIC WORKS FINANCING AUTHORITY
Regional Park and Open Space District; Series A                        1,500,000            5.000%         10/01/13        1,625,415

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B                      3,540,000            6.500%         07/01/10        4,185,873

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                2,450,000            6.000%         07/01/14        2,929,808

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                     1,500,000            6.125%         07/01/13        1,762,755

NORTHERN CALIFORNIA TRANSMISSION REVENUE
CA-Oregon Transmission Project; 1990 Series A                          1,000,000            7.000%         05/01/13        1,230,270
CA-Oregon Transmission Project; 1993 Series A                          2,500,000            5.300%         05/01/09        2,786,600

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                    2,000,000            5.500%         02/01/14        2,297,880

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
General Obligation Bonds; 1998 Series A                                1,050,000            5.500%         02/15/11        1,193,766

OXNARD SCHOOL DISTRICT
General Obligation Refunding Bonds; 1997                               1,485,000            5.625%         08/01/14        1,730,367

RIVERSIDE COUNTY TRANSPORTATION COMMISSION
Revenue Bonds; 1993 Series A                                           1,000,000            5.750%         06/01/07        1,103,500
Revenue Bonds; 1993 Series A                                           2,000,000            5.750%         06/01/09        2,278,360

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Refunding Revenue Bonds; Series A                                      4,000,000            6.250%         08/15/10        4,631,600

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH
Special Tax Revenue Bonds; 1996 Series A                               1,575,000            6.000%         09/01/16        1,886,220

SAN BERNARDINO, COUNTY OF
Justice Center / Airport Improvements; Series 2002A                    2,890,000            5.000%         07/01/16        3,188,884

SAN DIEGO, COUNTY OF
2001 MTS Tower Refunding Bonds                                         1,000,000            5.250%         11/01/14        1,116,610

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                         2,950,000            6.750%         07/01/11        3,592,097

SAN JOSE REDEVELOPMENT AGENCY TAX ALLOCATION
Prerefunded Merged Area                                                1,315,000            6.000%         08/01/10        1,545,059
Unrefunded Balanced Merged Area                                        2,685,000            6.000%         08/01/10        3,118,628

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                                1,440,000            5.250%         07/01/16        1,635,970

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                  2,500,000            5.700%         08/01/22        2,798,450

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                                      PORTFOLIO OF INVESTMENTS                            8/31/2004
   INCOME FUND
                                                                                                                           VALUE
  SECURITY DESCRIPTION                                                 PAR VALUE             RATE          MATURITY       (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                        $  2,000,000            6.000%         11/15/12     $  2,366,980
Lease Revenue Refunding Bonds; 1997 Series A                           1,750,000            5.750%         11/15/13        2,047,570

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds            4,000,000            7.000%         07/01/10        4,662,640

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                    1,045,000            7.250%         08/01/10        1,282,320

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                           1,815,000            5.000%         11/15/12        2,013,652

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                            2,400,000            6.000%         08/01/11        2,806,632
Multiple Project Revenue Bonds; Series 1989                            3,585,000            6.750%         07/01/13        4,349,537

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Commercial Paper Notes; Series A                                       1,000,000            5.000%         05/15/08        1,098,190
UC San Diego Medical Center; Series 2000                               2,500,000            5.125%         12/01/16        2,707,050

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; Series A                                      2,000,000            6.250%         01/01/12        2,318,940
                                                                                                                        ------------
Total Long-Term Securities (Cost $121,012,430)                                                                           136,323,058
                                                                                                                        ------------

VARIABLE RATE DEMAND NOTES* (13.07%)

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Hospital; Series B                                              1,450,000            1.340%         09/02/04        1,450,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
ExxonMobil; Series 2000                                                1,400,000            1.140%         09/02/04        1,400,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir/Mt. Diablo Health System                                     1,000,000            1.220%         09/02/04        1,000,000

CALIFORNIA, STATE OF
General Obligation; Series A                                           3,000,000            1.320%         09/02/04        3,000,000

IRVINE, CITY OF
Assessment District 00-18; Series A                                      100,000            1.330%         09/02/04          100,000
Assessment District 93-14                                                700,000            1.320%         09/02/04          700,000

IRVINE RANCH WATER DISTRICT
Consolidated Refunding Series 1993-A                                   1,200,000            1.220%         09/02/04        1,200,000
General Obligation; Consolidated Series 1991                             600,000            1.330%         09/02/04          600,000
Revenue Bonds; Consolidated; Series 1985                                 200,000            1.330%         09/02/04          200,000
Special Assessment, Consolidated; Series 1985                          1,850,000            1.330%         09/02/04        1,850,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                              700,000            1.330%         09/02/04          700,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, Series 2000 B-1                                     400,000            1.330%         09/02/04          400,000
Water Revenue Bonds; Series 2000 B-3                                   2,600,000            1.320%         09/02/04        2,600,000

NEWPORT BEACH
Hoag Memorial Hospital Presbyterian, Series 1996 Series B                700,000            1.370%         09/02/04          700,000
Hoag Memorial Hospital Presbyterian; Series 1996 Series A                900,000            1.370%         09/02/04          900,000
Hoag Memorial Hospital Presbyterian; Series C                          2,550,000            1.370%         09/02/04        2,550,000

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000                               795,000            1.330%         09/02/04          795,000
Certificates of Participation; Series 2000-A                             500,000            1.330%         09/02/04          500,000
                                                                                                                        ------------
Total Variable Rate Demand Notes (Cost $20,645,000)                                                                       20,645,000
                                                                                                                        ------------
Variable Rate Demand Notes (13.97%)
                                              Total Investments (Cost $141,986,465) (a) (99.38%)                         156,968,058
                                              Other Net Assets (0.62%)                                                     1,359,253
                                                                                                                        ------------
                                                    Net Assets (100.00%)                                                $158,327,311
                                                                                                                        ============
(a) Aggregate cost for federal income tax purposes is $141,657,430. At August 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                              Unrealized appreciation                                                   $ 15,310,628
                                              Unrealized depreciation                                                             --
                                                                                                                        ------------
                                              Net unrealized apprecation                                                $ 15,310,628
                                                                                                                        ============

*Stated maturity reflects next reset date

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
U.S. GOVERNMENT           PORTFOLIO OF INVESTMENTS               8/31/2004
SECURITIES FUND
                                                                      VALUE
     PAR VALUE                RATE                 MATURITY          (NOTE 1)
--------------------------------------------------------------------------------
Government National Mortgage Association (65.34%)
      $  210,746              6.000%            04/15/14             $   222,437
         323,018              6.000%            04/15/14                 340,938
         314,269              6.000%            04/15/16                 331,874
         382,867              6.500%            04/15/16                 408,279
         351,217              6.000%            05/15/16                 370,892
       1,764,134              5.000%            02/15/18               1,815,722
         854,943              5.000%            04/15/18                 879,944
         850,671              5.000%            04/15/18                 875,547
       1,748,820              5.500%            08/15/18               1,826,594
       1,844,283              5.000%            09/15/18               1,898,216
          10,698             10.000%            09/15/18                  12,062
          32,723              9.000%            10/15/18                  36,766
       1,917,207              5.000%            01/15/19               1,971,552
       1,936,014              5.000%            01/15/19               1,990,892
       1,917,202              5.000%            02/15/19               1,971,546
       1,891,997              5.000%            02/15/19               1,945,626
       2,053,799              5.500%            02/15/19               2,144,483
                                                                     -----------
  Total Government National Mortgage Association (Cost $19,049,027)   19,043,370
                                                                     -----------
United States Treasury Bills (6.16%)
         600,000              1.000%            09/16/04                 599,700
         100,000              1.000%            11/04/04                  99,753
         300,000              1.000%            11/12/04                 299,159
         800,000              1.470%            11/26/04                 797,150
                                                                     -----------
  Total United States Treasury Bills (Cost $1,795,762)                 1,795,762
                                                                     -----------

United States Treasury Notes (12.93%)
       2,000,000              6.500%            05/15/05               2,064,532
         600,000              6.500%            08/15/05                 625,664
       1,000,000              6.875%            05/15/06               1,076,680
                                                                     -----------
  Total United States Treasury Notes (Cost $3,780,063)                 3,766,876
                                                                     -----------

United States Treasury Bonds (14.74%)
       1,300,000              7.250%            05/15/16               1,635,004
       2,000,000              7.625%            11/15/22               2,660,156
                                                                     -----------
  Total United States Treasury Bonds (Cost $4,165,730)                 4,295,160
                                                                     -----------
  Total Investments (Cost $28,790,582) (a) (99.17%)                   28,901,168
        Other Net Assets (0.83%)                                         241,801
                                                                     -----------
              Net Assets (100.00%)                                   $29,142,969
                                                                     ===========

(a) Aggregate cost for federal income tax purposes is $28,790,582. At August 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

        Unrealized appreciation                                      $   224,056
        Unrealized depreciation                                        (113,470)
                                                                     -----------
         Net unrealized appreciation                                 $   110,586
                                                                     ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
THE UNITED STATES            PORTFOLIO OF INVESTMENTS                8/31/2004
 TREASURY TRUST
                                                                      VALUE
     PAR VALUE                RATE                 MATURITY          (NOTE 1)
--------------------------------------------------------------------------------
United States Treasury Bills (100.06%)
      $4,200,000              0.983%            09/02/04             $ 4,199,882
       9,900,000              1.100%            09/23/04               9,892,855
       3,000,000              0.970%            10/21/04               2,994,263
       5,100,000              1.000%            11/04/04               5,086,938
       3,200,000              1.000%            11/12/04               3,191,003
       2,500,000              1.435%            11/18/04               2,492,211
       8,500,000              1.470%            11/26/04               8,469,327
       3,800,000              1.540%            12/09/04               3,783,907
                                                                     -----------
  Total Investments (Cost $40,110,386) (a) (100.06%)                  40,110,386
        Other Liabilities (-0.06%)                                      (23,753)
                                                                     -----------
              Net Assets (100.00%)                                   $40,086,633
                                                                     ===========

(a) Aggregate cost for federal income tax purposes is $40,110,386

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   SHORT-TERM U.S.              PORTFOLIO OF INVESTMENTS             8/31/2004
GOVERNMENT BOND FUND
                                                                         VALUE
       PAR VALUE                RATE            MATURITY               (NOTE 1)
--------------------------------------------------------------------------------
United States Treasury Bills (12.21%)
      $  300,000               1.100%           09/23/04              $  299,764
         300,000               1.000%           11/12/04                 299,088
       1,100,000               1.435%           11/18/04               1,096,491
         300,000               1.470%           11/26/04                 298,915
                                                                     -----------
Total United States Treasury Bills (Cost $1,994,258)                   1,994,258
                                                                     -----------

United States Tresury Notes (86.38%)
       1,600,000               7.500%           02/15/05               1,641,563
       2,000,000               6.500%           05/15/05               2,064,532
       2,000,000               6.750%           05/15/05               2,067,734
       1,900,000               6.500%           08/15/05               1,981,269
       2,000,000               5.750%           11/15/05               2,087,578
       2,000,000               5.625%           02/15/06               2,099,844
       2,000,000               6.500%           10/15/06               2,166,016
                                                                     -----------
   Total United States Treasury Notes (Cost $14,137,099)              14,108,536
                                                                     -----------
   Total Investments (Cost $16,131,357) (a) (98.59%)                  16,102,794
         Other Net Assets (1.41%)                                        230,635
                                                                     -----------
               Net Assets (100.00%)                                  $16,333,429
                                                                     ===========

(a) Aggregate cost for federal income tax purposes is $16,131,357. At August 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

             Unrealized appreciation                                 $        --
             Unrealized depreciation                                    (28,563)
                                                                     -----------
             Net unrealized depreciation                             $  (28,563)
                                                                     ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND        PORTFOLIO OF INVESTMENTS                8/31/2004

                                                                         VALUE
COMPANY                                                  SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (99.60%)

Banking & Financial Service (21.06%)
ACE Ltd.                                                  2,936     $    113,183
Aetna Inc.                                                1,606          148,796
Aflac Inc.                                                5,408          216,861
Allstate Corp./The                                        7,426          350,581
AMBAC Financial Group Inc.                                1,127           85,089
American Express Co.                                     13,592          679,872
American International Group Inc.                        27,554        1,962,947
AmSouth Bancorp                                           3,692           96,177
Anthem Inc.*                                              1,460          118,610
AON Corp.                                                 3,324           86,258
Apartment Investment & Management Co.                       995           35,323
Bank of America Corp.                                    42,752        1,922,985
Bank of New York Co. Inc./The                             8,187          243,973
BB&T Corp.                                                5,786          231,382
Bear Stearns Cos Inc./The                                 1,041           91,525
Capital One Financial Corp.                               2,444          165,605
Charles Schwab Corp./The                                 14,328          135,400
Charter One Financial Inc.                                2,347          104,371
Chubb Corp.                                               1,978          134,524
Cigna Corp.                                               1,481           98,575
Cincinnati Financial Corp.                                1,768           71,339
Citigroup Inc.                                           54,501        2,538,657
Comerica Inc.                                             1,859          111,819
Countrywide Financial Corp.                               5,826          207,114
E*Trade Financial Corp.*                                  3,854           45,400
Equity Office Properties Trust                            4,235          120,952
Equity Residential                                        2,884           93,413
Fannie Mae                                               10,267          764,378
Fifth Third Bancorp                                       6,014          299,557
First Horizon National Corp.                              1,338           60,839
Franklin Resources Inc.                                   2,642          140,739
Freddie Mac                                               7,352          493,466
Golden West Financial Corp.                               1,606          173,817
Goldman Sachs Group Inc.                                  5,004          448,609
Hartford Financial Services Group Inc.                    2,990          182,868
Huntington Bancshares Inc.                                2,430           59,948
Jefferson-Pilot Corp.                                     1,496           71,658
JPMorgan Chase & Co                                      37,135        1,469,803
Keycorp                                                   4,426          138,755
Lehman Brothers Holdings Inc.                             2,863          211,547
Lincoln National Corp.                                    1,880           85,164
M&T Bank Corp.                                            1,265          120,150
Marsh & McLennan Cos Inc.                                 5,599          250,219
Marshall & Ilsley Corp.                                   2,399           96,152
MBIA Inc.                                                 1,523           87,222
MBNA Corp.                                               13,485          325,528
Mellon Financial Corp.                                    4,530          130,736
Merrill Lynch & Co. Inc.                                  9,981          509,730
Metlife Inc.                                              8,024          298,894
MGIC Investment Corp.                                     1,044           71,274
Morgan Stanley                                           11,430          579,844
National City Corp.                                       6,426          242,839
North Fork Bancorporation Inc.                            1,791           75,115
Northern Trust Corp.                                      2,322           99,962
Pinnacle West Capital Corp.                                 969           40,901
PNC Financial Services Group Inc.                         2,926          157,038
Principal Financial Group                                 3,420          118,708
Progressive Corp./The                                     2,281          183,164
Providian Financial Corp.*                                3,062           44,215
Prudential Financial Inc.                                 5,729          264,565
Regions Financial Corp.                                   4,908          158,479
Safeco Corp.                                              1,465           70,569
SLM Corp.                                                 4,766          185,969
SouthTrust Corp.                                          3,518          145,469
St Paul Travelers Cos Inc./The                            7,020          243,524
Starwood Hotels & Resorts Worldwide Inc.                  2,146           94,853
State Street Corp.                                        3,527          159,209
SunTrust Banks Inc.                                       2,974          202,529
Synovus Financial Corp.                                   3,206           81,432
T Rowe Price Group Inc.                                   1,313           65,033
Torchmark Corp.                                           1,198           61,673
UnumProvident Corp.                                       3,140           50,805
US Bancorp                                               20,373          601,004
Wachovia Corp.                                           13,982          655,896

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND        PORTFOLIO OF INVESTMENTS                8/31/2004
                                    CONTINUED
                                                                         VALUE
COMPANY                                                  SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Washington Mutual Inc.                                    9,500     $    368,885
Wells Fargo & Co                                         17,868        1,049,745
XL Capital Ltd.                                           1,449          101,720
Zions Bancorporation                                        953           59,353
                                                                    ------------
Total Banking & Financial Service                                     22,864,282
                                                                    ------------
Capital Good (6.26%)
3M Co                                                     8,286          682,435
Allied Waste Industries Inc.*                             3,371           34,519
Caterpillar Inc.                                          3,674          267,100
Cooper Industries Ltd.                                    1,003           55,386
Cummins Inc.                                                447           30,079
Danaher Corp.                                             3,260          167,629
Deere & Co                                                2,526          159,820
Dover Corp.                                               2,142           80,818
Emerson Electric Co                                       4,440          276,390
Fluor Corp.                                                 874           37,364
General Electric Co                                     106,053        3,477,478
Illinois Tool Works Inc.                                  3,260          297,605
Ingersoll-Rand Co                                         1,826          118,708
Johnson Controls Inc.                                     1,912          107,646
Molex Inc.                                                2,016           58,202
Pall Corp.                                                1,325           32,277
Parker Hannifin Corp.                                     1,273           69,213
Power-One Inc.*                                             892            6,699
Teradyne Inc.*                                            2,030           26,126
Thermo Electron Corp.*                                    1,702           44,712
Tyco International Ltd.                                  21,122          661,541
Vulcan Materials Co                                       1,068           50,912
WW Grainger Inc.                                            962           51,380
                                                                    ------------
Total Capital Good                                                     6,794,039
                                                                    ------------
Consumer Cyclical (7.29%)
Autozone Inc.*                                              946           70,061
Bed Bath & Beyond Inc.*                                   3,135          117,312
Best Buy Co. Inc.                                         3,427          159,424
Big Lots Inc.*                                            1,254           15,286
Black & Decker Corp.                                        825           56,867
Circuit City Stores Inc.                                  2,205           28,599
Cooper Tire & Rubber Co.                                    779           17,637
Costco Wholesale Corp.                                    4,842          199,345
Dana Corp.                                                1,595           30,098
Delphi Corp.                                              5,987           54,841
Dillard's Inc./AR                                           852           16,188
Dollar General Corp.                                      3,556           70,053
Eaton Corp.                                               1,600           96,560
Family Dollar Stores Inc.                                 1,806           47,769
Federated Department Stores                               1,916           83,154
Ford Motor Co                                            19,336          272,831
Gap Inc./The                                              9,475          177,562
General Motors Corp.                                      5,914          244,307
Genuine Parts Co                                          1,839           69,716
Goodrich Corp.                                            1,231           39,097
Goodyear Tire & Rubber Co/The*                            1,878           20,620
Hasbro Inc.                                               1,849           34,262
Home Depot Inc.                                          23,337          853,201
ITT Industries Inc.                                         974           77,043
JC Penney Co. Inc. Holding Co                             2,882          110,438
Kohl's Corp.*                                             3,601          178,177
Liz Claiborne Inc.                                        1,176           44,770
Lowe's Cos Inc.                                           8,299          412,460
Ltd Brands                                                4,908           98,553
Marriott International Inc.                               2,441          115,825
Masco Corp.                                               4,879          156,762
Mattel Inc.                                               4,554           73,274
May Department Stores Co/The                              3,039           74,486
Maytag Corp.                                                844           17,074
Newell Rubbermaid Inc.                                    2,876           61,920
Nike Inc.                                                 2,773          208,835
Nordstrom Inc.                                            1,443           53,579
Paccar Inc.                                               1,857          111,773
RadioShack Corp.                                          1,717           46,256
Reebok International Ltd.                                   619           21,027
Sears Roebuck and Co                                      2,669          102,169
Snap-On Inc.                                                609           19,348
Stanley Works/The                                           870           37,636
Target Corp.                                              9,620          428,860
Tiffany & Co                                              1,541           47,694
TJX Cos Inc.                                              5,328          112,740
Toys R US Inc.*                                           2,252           36,572
VF Corp.                                                  1,136           56,050
Visteon Corp.                                             1,369           12,773
Wal-Mart Stores Inc.                                     45,104        2,375,628
Whirlpool Corp.                                             742           45,366
                                                                    ------------
Total Consumer Cyclical                                                7,911,878
                                                                    ------------
Consumer Non-Durable (25.30%)
Abbott Laboratories                                      16,506          688,135
Adolph Co.ors Co.                                           388           26,574
Alberto-Culver Co.                                          954           46,069
Albertson's Inc.                                          3,898           95,813
Allergan Inc.                                             1,379          102,942
Altria Group Inc.                                        21,463        1,050,614
AmerisourceBergen Corp.                                   1,178           63,730
Anheuser-Busch Cos Inc.                                   8,596          453,869
Archer-Daniels-Midland Co.                                6,810          108,756
Autodesk Inc.                                             1,194           53,026
Avery Dennison Corp.                                      1,191           74,021
Avon Products Inc.                                        4,996          220,723
Bausch & Lomb Inc.                                          546           36,009
Baxter International Inc.                                 6,453          197,075
Becton Dickinson & Co.                                    2,675          128,721
Biomet Inc.                                               2,701          123,301
Boston Scientific Corp.*                                  8,642          308,779
Bristol-Myers Squibb Co.                                 20,495          486,346
Brown-Forman Corp.                                        1,281           60,835
Brunswick Corp.                                             956           37,580
Campbell Soup Co.                                         4,320          112,147
Cardinal Health Inc.                                      4,578          206,926
Caremark Rx Inc.*                                         4,702          134,947
Carnival Corp.                                            6,660          304,961
Cintas Corp.                                              1,809           74,187
Clear Channel Communications Inc.                         6,512          218,217
Clorox Co.                                                2,228          117,728
Coca-Cola Co./The                                        25,884        1,157,274
Coca-Cola Enterprises Inc.                                4,851          100,173
Colgate-Palmolive Co.                                     5,673          306,342
Comcast Corp.*                                           23,783          669,967
Computer Associates International Inc.                    6,120          148,226
Computer Sciences Corp.*                                  1,990           92,237
ConAgra Foods Inc.                                        5,655          148,161
CR Bard Inc.                                              1,084           60,812
CVS Corp.                                                 4,183          167,320
Darden Restaurants Inc.                                   1,782           37,440
Deluxe Corp.                                                541           23,112
Dow Jones & Co. Inc.                                        853           35,016
Eli Lilly & Co                                           11,868          753,025
Express Scripts Inc.*                                       797           50,370
Forest Laboratories Inc.*                                 3,869          177,394
Fortune Brands Inc.                                       1,541          112,724
Gannett Co. Inc.                                          2,857          241,988
General Mills Inc.                                        3,939          186,118
Gillette Co/The                                          10,673          453,603
Guidant Corp.                                             3,286          196,503
Harrah's Entertainment Inc.                               1,176           56,671
HCA Inc.                                                  5,225          202,782
Health Management Associates Inc.                         2,507           47,934
Hershey Foods Corp.                                       2,742          132,384
Hilton Hotels Corp.                                       4,016           71,686
HJ Heinz Co                                               3,726          141,253
Hospira Inc.*                                             1,650           45,705
Humana Inc.*                                              1,688           32,072
IMS Health Inc.                                           2,525           58,908
International Flavors & Fragrances Inc.                     983           37,875
Interpublic Group of Cos Inc.*                            4,384           46,251
Johnson & Johnson                                        31,358        1,821,900
Jones Apparel Group Inc.                                  1,320           47,111
Kellogg Co                                                4,297          180,388
Knight-Ridder Inc.                                          842           54,250
Kroger Co/The*                                            7,874          130,157
Loews Corp.                                               1,956          111,101
Manor Care Inc.                                             938           28,768

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND        PORTFOLIO OF INVESTMENTS                8/31/2004
                                    CONTINUED
                                                                         VALUE
COMPANY                                                  SHARES         (NOTE 1)
--------------------------------------------------------------------------------
McCormick & Co. Inc.                                      1,477     $     49,553
McDonald's Corp.                                         13,413          362,419
McGraw-Hill Cos Inc./The                                  2,028          153,580
McKesson Corp.                                            3,071           95,047
Medco Health Solutions Inc.*                              2,847           88,912
Medimmune Inc.*                                           2,595           61,943
Medtronic Inc.                                           12,806          637,099
Merck & Co. Inc.                                         23,505        1,057,020
Meredith Corp.                                              527           26,392
Mylan Laboratories                                        2,824           49,194
New York Times Co                                         1,562           63,448
Office Depot Inc.*                                        3,281           52,529
Omnicom Group                                             2,011          138,377
Paychex Inc.                                              3,957          117,404
Pepsi Bottling Group Inc.                                 2,758           73,887
PepsiCo Inc.                                             18,123          906,150
Pfizer Inc.                                              80,623        2,633,953
Procter & Gamble Co                                      26,996        1,510,966
Quest Diagnostics                                         1,092           93,475
Qwest Communications International*                      18,680           53,985
Reynolds American Inc.                                      902           68,101
RR Donnelley & Sons Co                                    2,258           69,388
Sabre Holdings Corp.                                      1,503           34,569
Safeway Inc.*                                             4,733           95,607
Sara Lee Corp.                                            8,346          184,697
Schering-Plough Corp.                                    15,494          286,019
Simon Property Group Inc.                                 2,150          120,293
St Jude Medical Inc.*                                     1,821          122,462
Staples Inc.                                              5,217          149,624
Starbucks Corp.*                                          4,139          178,970
Stryker Corp.                                             4,214          190,894
Sungard Data Systems Inc.*                                3,077           70,771
Supervalu Inc.                                            1,421           37,458
Sysco Corp.                                               6,829          219,484
Tenet Healthcare Corp.*                                   4,884           50,891
Tribune Co                                                3,480          145,290
UnitedHealth Group Inc.                                   6,597          436,260
Univision Communications Inc.*                            3,400          112,200
UST Inc.                                                  1,750           70,210
Viacom Inc.                                              18,463          615,003
Walgreen Co                                              10,843          395,227
Walt Disney Co                                           21,618          485,324
Watson Pharmaceuticals Inc.*                              1,136           31,285
WellPoint Health Networks*                                1,601          157,186
Wendy's International Inc.                                1,196           41,107
Winn-Dixie Stores Inc.                                    1,670            6,964
WM Wrigley Jr Co                                          2,382          147,755
Wyeth                                                    14,076          514,759
Yum! Brands Inc.                                          3,119          123,855
Zimmer Holdings Inc.*                                     2,550          181,815
                                                                    ------------
Total Consumer Non-Durable                                            27,465,833
                                                                    ------------
Energy (6.82%)
AES Corp./The*                                            6,611           66,705
Amerada Hess Corp.                                          943           75,912
Anadarko Petroleum Corp.                                  2,653          157,111
Apache Corp.                                              3,422          152,929
Ashland Inc.                                                731           37,595
Baker Hughes Inc.                                         3,533          138,953
BJ Services Co.                                           1,674           80,436
Burlington Resources Inc.                                 4,214          152,673
ChevronTexaco Corp.                                      11,287        1,100,483
ConocoPhillips                                            7,184          534,705
Devon Energy Corp.                                        2,464          159,692
Dynegy Inc.*                                              3,790           16,524
El Paso Corp.                                             6,750           55,215
EOG Resources Inc.                                        1,225           70,768
Exxon Mobil Corp.                                        68,725        3,168,223
Halliburton Co                                            4,631          135,086
Kerr-McGee Corp.                                          1,069           56,422
Kinder Morgan Inc.                                        1,319           79,800
Marathon Oil Corp.                                        3,583          129,955
Nabors Industries Ltd.*                                   1,552           68,443
Occidental Petroleum Corp.                                4,070          210,216
Rowan Cos Inc.*                                           1,121           27,263
Schlumberger Ltd.                                         6,178          381,800
Sunoco Inc.                                                 811           49,877
Transocean Inc.*                                          3,367          103,367
Unocal Corp.                                              2,758          102,984
Valero Energy Corp.                                       1,338           88,348
                                                                    ------------
Total Energy                                                           7,401,485
                                                                    ------------
Manufacturing (5.62%)
Air Products & Chemicals Inc.                             2,398          125,607
Alcoa Inc.                                                9,147          296,180
Allegheny Technologies Inc.                                 854           16,064
American Standard Cos Inc.*                               2,325           87,443
Applied Materials Inc.*                                  17,553          278,917
Applied Micro Circuits Corp.*                             3,283           10,998
Ball Corp.                                                1,190           44,435
Bemis Co.                                                 1,106           29,232
Boise Cascade Corp.                                         900           28,161
Centex Corp.                                              1,320           60,416
Citrix Systems Inc.*                                      1,744           27,747
Comverse Technology Inc.*                                 2,034           35,615
Corning Inc.*                                            14,053          142,216
Crane Co                                                    632           17,064
Dell Inc.*                                               26,542          924,723
Dow Chemical Co/The                                       9,722          416,199
Eastman Chemical Co                                         810           37,689
Eastman Kodak Co                                          3,033           89,716
Ecolab Inc.                                               2,721           81,412
EI Du Pont de Nemours & Co                               10,535          445,209
EMC Corp./Massachusetts*                                 25,413          273,698
Engelhard Corp.                                           1,318           37,260
Freeport-McMoRan Copper & Gold Inc.                       1,812           68,186
Gateway Inc.*                                             3,943           17,310
Georgia-Pacific Corp.                                     2,672           90,795
Great Lakes Chemical Corp.                                  530           13,844
Hercules Inc.*                                            1,129           15,490
International Game Technology                             3,660          105,591
International Paper Co                                    5,088          203,622
KB Home                                                     488           33,560
Kimberly-Clark Corp.                                      5,334          355,778
Leggett & Platt Inc.                                      2,023           54,398
Louisiana-Pacific Corp.                                   1,130           27,911
MeadWestvaco Corp.                                        2,112           63,677
Millipore Corp.*                                            523           26,307
Newmont Mining Corp.                                      4,574          203,040
Novellus Systems Inc.*                                    1,616           39,479
Nucor Corp.                                                 826           64,668
Pactiv Corp.*                                             1,663           39,330
Phelps Dodge Corp.                                          942           76,830
Plum Creek Timber Co. Inc. (REIT)                         1,937           63,998
PPG Industries Inc.                                       1,787          106,809
Praxair Inc.                                              3,420          138,784
Prologis                                                  1,848           66,805
Pulte Homes Inc.                                          1,305           76,930
Rohm & Haas Co                                            2,354           95,408
Sealed Air Corp.*                                           891           43,766
Sherwin-Williams Co/The                                   1,544           63,767
Sigma-Aldrich Corp.                                         727           41,650
Temple-Inland Inc.                                          576           39,329
Textron Inc.                                              1,433           90,981
United States Steel Corp.                                 1,191           43,960
Waters Corp.*                                             1,283           55,567
Weyerhaeuser Co                                           2,467          154,212
Worthington Industries                                      891           18,132
                                                                    ------------
Total Manufacturing                                                    6,105,915
                                                                    ------------
Service (1.58%)
Apollo Group Inc.*                                        1,865          145,470
Automatic Data Processing Inc.                            6,287          250,034
Autonation Inc.*                                          2,900           47,676
Cendant Corp.                                            10,725          231,982
Convergys Corp.*                                          1,500           20,850
Equifax Inc.                                              1,482           36,161
First Data Corp.                                          9,482          400,615
Fiserv Inc.*                                              2,071           72,029
H&R Block Inc.                                            1,881           90,777
Jabil Circuit Inc.*                                       2,099           43,302
Mercury Interactive Corp.*                                  950           32,785

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND        PORTFOLIO OF INVESTMENTS                8/31/2004
                                    CONTINUED
                                                                         VALUE
COMPANY                                                  SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Monster Worldwide Inc.*                                   1,196     $     24,195
Moody's Corp.                                             1,576          108,051
Robert Half International Inc.                            1,810           44,345
Waste Management Inc.                                     6,154          171,020
                                                                    ------------
Total Service                                                          1,719,292
                                                                    ------------
Technology (17.89%)
ADC Telecommunications Inc.*                              8,684           18,584
Adobe Systems Inc.                                        2,467          113,161
Advanced Micro Devices Inc.*                              3,687           42,142
Affiliated Computer Services Inc.*                        1,432           77,801
Agilent Technologies Inc.*                                5,021          102,931
Altera Corp.*                                             4,041           76,456
American Power Conversion Corp.                           2,118           35,582
Amgen Inc.*                                              13,626          807,886
Analog Devices Inc.                                       3,880          134,714
Andrew Corp.*                                             1,650           18,299
Apple Computer Inc.*                                      3,834          132,235
Applera Corp.- Applied Biosystems Group                   2,220           42,269
AT&T Wireless Services Inc.*                             28,652          418,892
Avaya Inc.*                                               4,387           53,170
Biogen Idec Inc.*                                         3,460          205,282
BMC Software Inc.*                                        2,379           35,614
Boeing Co.                                                8,885          463,975
Broadcom Corp.*                                           3,204           86,957
Chiron Corp.*                                             1,978           83,828
Ciena Corp.*                                              6,054           11,018
Cisco Systems Inc.*                                      71,026        1,332,448
Compuware Corp.*                                          4,039           18,297
eBay Inc.*                                                6,826          590,722
Electronic Arts Inc.*                                     3,140          156,309
Electronic Data Systems Corp.                             5,089           97,811
Federated Investors Inc.                                  1,148           33,120
General Dynamics Corp.                                    2,089          203,970
Genzyme Corp.*                                            2,372          128,088
Hewlett-Packard Co                                       32,218          576,380
Honeywell International Inc.                              9,104          327,562
Intel Corp.                                              68,009        1,447,912
International Business Machines Corp.                    17,671        1,496,557
Intuit Inc.*                                              2,101           88,851
JDS Uniphase Corp.*                                      15,107           46,983
King Pharmaceuticals Inc.*                                2,568           31,997
Kla-Tencor Corp.*                                         2,059           76,924
Lexmark International Inc.*                               1,356          119,938
Linear Technology Corp.                                   3,303          118,148
Lockheed Martin Corp.                                     4,773          256,692
LSI Logic Corp.*                                          3,960           19,127
Lucent Technologies Inc.*                                44,252          138,509
Maxim Integrated Products Inc.                            3,470          150,702
Micron Technology Inc.*                                   6,477           74,550
Microsoft Corp.                                         113,411        3,096,120
Monsanto Co                                               2,778          101,675
Motorola Inc.                                            24,584          397,032
National Semiconductor Corp.*                             3,932           52,414
Network Appliance Inc.*                                   3,659           73,436
Nextel Communications Inc.*                              11,623          269,537
Northrop Grumman Corp.                                    3,874          200,092
Novell Inc.*                                              3,947           23,287
Nvidia Corp.*                                             1,724           21,481
Oracle Corp.*                                            55,181          550,155
Parametric Technology Corp.*                              2,859           13,923
Peoplesoft Inc.*                                          3,955           68,817
PerkinElmer Inc.                                          1,321           23,091
Pitney Bowes Inc.                                         2,468          107,506
PMC - Sierra Inc.*                                        1,841           17,195
QLogic Corp.*                                               993           25,927
Qualcomm Inc.                                            16,920          643,806
Raytheon Co                                               4,667          162,085
Rockwell Automation Inc.                                  1,951           76,089
Rockwell Collins Inc.                                     1,857           63,862
Sanmina-SCI Corp.*                                        5,438           37,631
Scientific-Atlanta Inc.                                   1,620           44,129
Siebel Systems Inc.*                                      5,212           39,663
Solectron Corp.*                                         10,099           52,111
Sun Microsystems Inc.*                                   34,434          132,227
Symantec Corp.*                                           3,247          155,726
Symbol Technologies Inc.                                  2,467           31,824
Tektronix Inc.                                              880           25,142
Tellabs Inc.*                                             4,380           39,727
Texas Instruments Inc.                                   18,296          357,504
Thomas & Betts Corp.                                        598           14,711
Time Warner Inc.*                                        47,783          781,252
Unisys Corp.*                                             3,471           34,849
United Technologies Corp.                                 5,432          510,119
Veritas Software Corp.*                                   4,533           75,792
Xerox Corp.*                                              8,360          112,275
Xilinx Inc.                                               3,627           99,489
Yahoo! Inc.*                                             13,890          396,004
                                                                    ------------
Total Technology                                                      19,420,098
                                                                    ------------
Transportation (1.86%)
Burlington Northern Santa Fe Corp.                        3,908          139,906
CSX Corp.                                                 2,259           71,339
Delta Air Lines Inc.*                                     1,352            5,462
FedEx Corp.                                               3,159          259,006
Harley-Davidson Inc.                                      3,201          195,325
Janus Capital Group Inc.                                  2,551           35,051
Navistar International Corp.*                               734           26,263
Norfolk Southern Corp.                                    4,107          116,639
Ryder System Inc.                                           677           29,659
Southwest Airlines Co                                     8,241          122,132
Union Pacific Corp.                                       2,702          154,311
United Parcel Service Inc./Georgia                       11,882          867,980
                                                                    ------------
Total Transportation                                                   2,023,073
                                                                    ------------
Utility (5.92%)
Allegheny Energy Inc.*                                    1,381           20,287
Alltel Corp.                                              3,301          180,400
Ameren Corp.                                              1,912           89,462
American Electric Power Co. Inc.                          4,178          136,746
AT&T Corp.                                                8,362          123,590
BellSouth Corp.                                          19,510          522,088
Calpine Corp.*                                            4,357           14,901
Centerpoint Energy Inc.                                   3,217           35,194
CenturyTel Inc.                                           1,518           48,864
Cinergy Corp.                                             1,882           76,183
Citizens Co.mmunications Co.                              3,037           38,357
CMS Energy Corp.*                                         1,662           15,955
Consolidated Edison Inc.                                  2,527          106,639
Constellation Energy Group Inc.                           1,772           72,829
Dominion Resources Inc./VA                                3,430          222,573
DTE Energy Co                                             1,768           73,054
Duke Energy Corp.                                         9,602          212,588
Edison International                                      3,462           93,059
Entergy Corp.                                             2,423          146,107
Exelon Corp.                                              6,914          254,781
FirstEnergy Corp.                                         3,496          140,679
FPL Group Inc.                                            1,939          134,179
KeySpan Corp.                                             1,700           64,770
NCR Corp.*                                                1,006           44,435
Nicor Inc.                                                  460           16,491
NiSource Inc.                                             2,793           58,094
Noble Corp.*                                              1,408           56,630
Peoples Energy Corp.                                        383           15,914
PG&E Corp.*                                               4,388          128,086
PPL Corp.                                                 1,866           89,251
Progress Energy Inc.                                      2,597          113,982
Public Service Enterprise Group Inc.                      2,495          105,638
SBC Communications Inc.                                  34,985          902,263
Sempra Energy                                             2,396           86,615
Southern Co/The                                           7,751          235,243
Sprint Corp.                                             14,984          294,885
TECO Energy Inc.                                          1,982           26,281
TXU Corp.                                                 3,413          142,083
Verizon Communications Inc.                              29,159        1,144,491
Williams Cos Inc.                                         5,523           65,663
Xcel Energy Inc.                                          4,198           74,090
                                                                    ------------
Total Utility                                                          6,423,420
                                                                    ------------

Total Common Stock ($95,411,065)                                     108,129,315
                                                                    ------------

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND        PORTFOLIO OF INVESTMENTS                8/31/2004
                                    CONTINUED

--------------------------------------------------------------------------------

 Par Value
 ---------

Short-Term Investments (0.26%)
  $ 100,000   United States Treasury Bills 09/18/04 (b)             $     99,947
     94,323   First American Prime Obligation Fund                        94,323
     94,323   First American Government Obligation Fund                   94,323
                                                                    ------------
 Total Short-Term Investments (Cost $288,593)                            288,593
                                                                    ------------
              Total Investments (Cost $95,699,658) (a) (99.86%)      108,417,908
              Other Net Assets (0.14%)                                   148,532
                                                                    ------------
                  Net Assets (100.00%)                              $108,566,440
                                                                    ============

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $95,699,658. At August 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                  Unrealized appreciation                           $ 25,958,055
                  Unrealized depreciation                           (13,239,805)
                                                                    ------------
                     Net unrealized appreciation                    $ 12,718,250
                                                                    ============

(b At August 31, 2004, certain United States Treasury Bills with a market value of $99,940 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2004: (Contracts-$250 times premium/delivery month/commitment)

                                                                     UNREALIZED
                                                                    APPRECIATION

              S&P 500 Index:                                        $      5,645
              1/Sept 04/Long                                        ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS             8/31/2004

                                                                        VALUE
COMPANY                                                     SHARES     (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (93.84%)
Banking & Financial Service (19.21%)
AG Edwards Inc.                                             10,346  $    359,834
Allmerica Financial Corp.*                                   2,980        86,420
AMB Property Corp.                                          10,559       394,379
American Financial Group Inc./OH                             9,429       277,684
AmeriCredit Corp.*                                          20,291       424,285
AmerUs Group Co.                                             5,060       201,692
Arthur J Gallagher & Co                                     11,625       370,373
Associated Banc-Corp                                        14,201       444,491
Astoria Financial Corp.                                     10,256       372,703
Bank of Hawaii Corp.                                         7,065       335,446
Banknorth Group Inc.                                        22,213       754,576
Brown & Brown Inc.                                           8,867       398,128
Certegy Inc.                                                 8,312       319,015
Charles River Laboratories International Inc.*               5,912       257,468
Checkfree Corp.*                                            10,328       281,438
City National Corp./CA                                       6,323       417,192
Commerce Bancorp Inc./Cherry Hill NJ                         9,795       513,944
Compass Bancshares Inc.                                     15,723       727,189
Cullen/Frost Bankers Inc.                                    6,688       300,893
Eaton Vance Corp.                                            8,836       354,765
Everest Re Group Ltd.                                        7,163       502,556
Fidelity National Financial Inc.                            22,254       837,863
First American Corp.                                        11,491       332,894
FirstMerit Corp.                                            10,948       288,370
Gartner Inc.*                                               16,697       199,529
Greater Bay Bancorp                                          6,831       194,479
Greenpoint Financial Corp.                                  17,225       758,761
HCC Insurance Holdings Inc.                                  8,241       239,813
Hibernia Corp.                                              20,047       538,262
Highwoods Properties Inc.                                    6,862       168,805
Horace Mann Educators Corp.                                  5,518        93,640
Hospitality Properties Trust                                 8,601       360,812
Independence Community Bank Corp.                           10,571       414,806
IndyMac Bancorp Inc.                                         7,183       247,814
Investors Financial Services Corp.                           8,515       394,926
Jefferies Group Inc.                                         7,115       238,424
LaBranche & Co. Inc.*                                        6,223        51,029
Legg Mason Inc.                                              8,571       691,508
Liberty Property Trust                                      10,800       436,968
Mack-Cali Realty Corp.                                       7,761       351,263
Mercantile Bankshares Corp.                                 10,284       489,518
MoneyGram International Inc.*                               11,413       190,597
National City Corp.                                          7,168       270,879
National Commerce Financial Corp.                           26,479       890,754
New Plan Excel Realty Trust                                 12,852       330,553
New York Community Bancorp Inc.                             34,895       745,008
Ohio Casualty Corp.*                                         7,870       158,581
Old Republic International Corp.                            23,418       551,494
PMI Group Inc./The                                          12,119       503,302
Protective Life Corp.                                        8,901       348,296
Radian Group Inc.                                           12,129       537,315
Raymond James Financial Inc.                                 9,468       229,315
RSA Security Inc.*                                           7,774       115,755
SEI Investments Co                                          13,618       445,036
Silicon Valley Bancshares*                                   4,486       167,552
Sovereign Bancorp Inc.                                      39,425       861,831
Stancorp Financial Group Inc.                                3,770       273,325
TCF Financial Corp.                                          9,163       582,858
United Dominion Realty Trust Inc.                           16,377       347,684
Unitrin Inc.                                                 8,763       367,608
Waddell & Reed Financial Inc.                               10,640       231,314
Washington Federal Inc.                                     10,132       261,000
Westamerica Bancorporation                                   4,217       222,405
Wilmington Trust Corp.                                       8,524       316,581
WR Berkley Corp.                                            10,771       434,933
                                                                    ------------
Total Banking & Financial Service                                     24,807,931
                                                                    ------------
Capital Good (5.69%)
AGCO Corp.*                                                 11,393       227,746
Ametek Inc.                                                  8,623       246,187
BorgWarner Inc.                                              7,085       316,983
Credence Systems Corp.*                                     12,393        82,661
Donaldson Co. Inc.                                          11,185       317,654
Dycom Industries Inc.*                                       6,233       160,313
Federal Signal Corp.                                         6,198       113,485
Flowserve Corp.*                                             7,138       163,746
Graco Inc.                                                   8,819       275,153
Hubbell Inc.                                                 7,716       332,945
Integrated Device Technology Inc.*                          13,615       145,817
International Rectifier Corp.*                               8,494       279,113
Intersil Corp.                                               6,747       117,600
Jacobs Engineering Group Inc.*                               7,225       282,570
L-3 Communications Holdings Inc.                            13,607       852,342
Modine Manufacturing Co                                      4,433       132,103
Packaging Corp. of America                                  13,619       311,875
Plexus Corp.*                                                4,194        49,447
Rayonier Inc.                                                6,311       292,641
Republic Services Inc.                                      20,462       571,913
SPX Corp.                                                    9,744       355,559
Stericycle Inc.*                                             5,434       256,376

--------------------------------------------------------------------------------
   S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS             8/31/2004
                                      CONTINUED
                                                                        VALUE
COMPANY                                                     SHARES     (NOTE 1)
--------------------------------------------------------------------------------
Tecumseh Products Co                                         2,387  $     98,225
Trinity Industries Inc.                                      6,052       167,943
Varian Inc.*                                                 4,497       176,822
Varian Medical Systems Inc.*                                17,706       586,954
Vishay Intertechnology Inc.*                                20,725       264,244
York International Corp.                                     5,176       168,531
                                                                    ------------
Total Capital Good                                                     7,346,948
                                                                    ------------
Consumer Cyclical (8.54%)
Abercrombie & Fitch Co                                      12,460       348,880
American Greetings*                                          8,658       208,398
Bandag Inc.                                                  2,490       113,942
Barnes & Noble Inc.*                                         8,800       304,128
BJ's Wholesale Club Inc.*                                    9,013       228,209
Cabot Microelectronics Corp.*                                3,201       106,881
Callaway Golf Co.                                            9,760       117,998
Carlisle Cos Inc.                                            3,986       243,345
Carmax Inc.*                                                 1,500        29,370
Chico's FAS Inc.*                                           11,253       460,248
Claire's Stores Inc.                                        12,680       308,631
Copart Inc.*                                                11,492       249,606
Dollar Tree Stores Inc.*                                    14,886       349,970
DR Horton Inc.                                              30,057       929,964
Fastenal Co                                                  9,801       615,307
Furniture Brands International Inc.                          7,205       165,715
Gentex Corp.                                                 9,951       341,717
Lear Corp.                                                   8,840       476,299
Martin Marietta Materials Inc.                               6,320       284,337
Michaels Stores Inc.                                         8,762       502,325
Mohawk Industries Inc.*                                      8,608       662,127
Neiman-Marcus Group Inc.                                     6,319       336,171
O'Reilly Automotive Inc.*                                    7,011       276,304
Pacific Sunwear Of California*                              10,110       193,708
Payless Shoesource Inc.*                                     8,790       101,964
Petsmart Inc.                                               18,476       518,437
Pier 1 Imports Inc.                                         11,446       198,588
Rent-A-Center Inc.*                                         10,449       314,515
Ryland Group Inc.                                            3,193       281,463
Superior Industries International                            3,455       109,524
Teleflex Inc.                                                5,127       224,204
Thor Industries Inc.                                         7,394       189,434
Timberland Co*                                               4,503       251,493
Visx Inc.*                                                   6,242       126,588
Webster Financial Corp.                                      6,768       332,986
Williams-Sonoma Inc.*                                       15,168       530,728
                                                                    ------------
Total Consumer Cyclical                                               11,033,504
                                                                    ------------
Consumer Non-Durable (22.72)
99 Cents Only Stores*                                        2,459        31,844
Activision Inc.*                                            17,443       251,005
American Eagle Outfitters*                                   9,195       306,194
AnnTaylor Stores Corp.*                                      8,769       211,947
Applebees International Inc.                                10,747       258,680
Apria Healthcare Group Inc.*                                 6,592       186,158
Banta Corp.                                                  3,300       127,743
Barr Pharmaceuticals Inc.*                                  13,045       512,277
Belo Corp.                                                  14,946       342,861
BISYS Group Inc./The*                                       11,347       161,127
Bob Evans Farms Inc.                                         4,476       112,079
Boyd Gaming Corp.                                            8,450       229,418
Brinker International Inc.*                                 12,369       376,636
Brink's Co./The                                              7,008       201,830
Caesars Entertainment Inc.*                                 39,149       604,852
Catalina Marketing Corp.                                     6,900       155,250
CBRL Group Inc.                                              6,392       203,777
Ceridian Corp.*                                             19,297       356,802
Cheesecake Factory/The*                                      6,677       276,294
Church & Dwight Inc.                                         5,291       237,936
Colonial BancGroup Inc./The                                 16,411       331,174
Community Health Systems Inc.*                              12,722       318,050
Constellation Brands Inc.*                                  13,676       502,867
Covance Inc.*                                                8,102       303,420
Coventry Health Care Inc.*                                  11,639       591,028
Dentsply International Inc.                                 10,223       520,862
DeVry Inc.*                                                  9,054       175,829
Dun & Bradstreet Corp.*                                      9,391       517,820
Education Management Corp.*                                  9,421       273,774
Edwards Lifesciences Corp.*                                  7,654       270,263
Emmis Communications Corp.*                                  7,150       137,638
Energizer Holdings Inc.*                                    10,521       434,938
Entercom Communications Corp.*                               6,651       250,743
First Health Group Corp.*                                   12,189       185,882
Gilead Sciences Inc.*                                       27,641     1,910,822
Glatfelter                                                   5,653        71,680
GTECH Holdings Corp.                                        15,262       358,657
Harman International Industries Inc.                         8,511       822,929
Harte-Hanks Inc.                                            11,289       280,080
Health Net Inc.*                                            14,682       380,851
Henry Schein Inc.*                                           5,637       351,072
Herman Miller Inc.                                           9,405       236,912
HNI Corp.                                                    7,523       294,902
Hormel Foods Corp.                                          17,912       478,250
International Speedway Corp.                                 6,874       363,635
Interstate Bakeries                                          5,793        29,950
IVAX Corp.*                                                 31,716       614,022
JM Smucker Co/The                                            6,465       297,261
Krispy Kreme Doughnuts Inc.*                                 1,281        16,499
Lancaster Colony Corp.                                       4,619       190,672
Lee Enterprises Inc.                                         5,805       274,751
LifePoint Hospitals Inc.*                                    4,868       140,637
Lincare Holdings Inc.*                                      12,704       408,307
Longs Drug Stores Corp.                                      4,644       112,756
Mandalay Resort Group                                        8,382       568,635
Media General Inc.                                           3,039       176,839
Millennium Pharmaceuticals Inc.*                            31,918       379,505
MPS Group Inc.*                                             13,489       120,457
Noble Energy Inc.                                            7,330       377,348
NSTAR                                                        6,850       334,280
Omnicare Inc.                                               13,232       382,934
Outback Steakhouse Inc.                                      9,664       378,249
Pacificare Health Systems*                                  10,792       351,927
Par Pharmaceutical Cos Inc.*                                   594        24,378
Patterson Cos Inc.*                                          8,814       645,449
Perrigo Co                                                   9,058       177,899
Price Communications Corp.*                                  5,600        84,112
Reader's Digest Association Inc./The                        12,796       181,959
Regis Corp.                                                  5,724       234,283
Renal Care Group Inc.*                                       8,803       278,791
Ross Stores Inc.                                            19,533       413,123
Ruby Tuesday Inc.                                            8,514       230,304
Ruddick Corp.                                                5,987       114,172
Saks Inc.*                                                  17,639       209,551
Sensient Technologies Corp.                                  6,028       126,588
Sepracor Inc.*                                              10,965       543,974
Six Flags Inc.*                                              7,163        39,916
Smithfield Foods Inc.*                                      14,299       367,484
Steris Corp.*                                                9,018       206,332
Tootsie Roll Industries Inc.                                 3,199        98,657
Triad Hospitals Inc.*                                        9,730       309,317
Tupperware Corp.                                             7,548       128,844
Tyson Foods Inc.                                            45,544       750,565
UnitedHealth Group Inc.                                      6,797       449,486
Universal Corp./Richmond VA                                  3,247       146,537
Universal Health Services Inc.                               7,489       337,379
Valassis Communications Inc.*                                6,724       190,020
Valeant Pharmaceuticals International                       10,732       251,773
Vertex Pharmaceuticals Inc.*                                10,036        97,650
Viad Corp.                                                   2,853        67,930
Washington Post                                              1,231     1,069,124
Westwood One Inc.*                                          12,911       289,723
Whole Foods Market Inc.                                      7,870       611,735
                                                                    ------------
Total Consumer Non-Durable                                            29,340,872
                                                                    ------------
Energy (6.16%)
ENSCO International Inc.                                    19,498       568,562
Equitable Resources Inc.                                     7,965       417,605
Grant Prideco Inc.*                                         15,684       286,547
Hanover Compressor Co*                                       9,505       109,593
Helmerich & Payne Inc.                                       6,485       167,702
Murphy Oil Corp.                                            11,865       895,926
National Fuel Gas Co                                        10,562       282,850
Newfield Exploration Co*                                     7,236       400,513
Patterson-UTI Energy Inc.                                   21,362       369,990
Pioneer Natural Resources Co                                15,416       515,665
Plains Exploration & Production Co*                          9,668       187,656
Pride International Inc.*                                   17,521       321,686
Questar Corp.                                               10,727       436,374
Sequa Corp.*                                                 1,348        71,768
Smith International Inc.*                                   12,932       736,865

--------------------------------------------------------------------------------
   S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS             8/31/2004
                                      CONTINUED
                                                                        VALUE
COMPANY                                                     SHARES     (NOTE 1)
--------------------------------------------------------------------------------
Tidewater Inc.                                               7,824  $    228,304
Weatherford International Ltd.*                             16,960       785,926
Western Gas Resources Inc.                                   9,512       265,575
XTO Energy Inc.                                             32,436       909,505
                                                                    ------------
Total Energy                                                           7,958,612
                                                                    ------------
Manufacturing (10.11%)
Advanced Fibre Communications Inc.*                         11,228       192,785
Airgas Inc.                                                  9,464       210,574
Albemarle Corp.                                              5,350       177,941
Arch Coal Inc.                                               6,801       219,196
Avocent Corp.*                                               6,168       175,850
Bowater Inc.                                                 7,155       257,079
Cabot Corp.                                                  7,974       317,684
CDW Corp.                                                   10,752       628,992
Coach Inc.*                                                 24,112     1,016,321
Cooper Cameron Corp.*                                        6,974       355,186
Crompton Corp.                                              14,371        99,016
Cytec Industries Inc.                                        5,058       243,998
Dean Foods Co*                                              20,154       747,109
Ferro Corp.                                                  5,331       109,499
FMC Corp.*                                                   4,558       210,716
FMC Technologies Inc.*                                       8,555       262,810
Harsco Corp.                                                 5,277       236,832
Hillenbrand Industries Inc.                                  8,008       450,530
Hovnanian Enterprises Inc.*                                  1,119        38,516
IMC Global Inc.*                                            14,867       236,980
Kemet Corp.*                                                11,165        96,801
Kennametal Inc.                                              4,683       191,488
Lam Research Corp.*                                         17,203       370,725
Lennar Corp.                                                20,088       920,030
Longview Fibre Co*                                           6,597        81,671
Lubrizol Corp.                                               6,664       237,572
Lyondell Chemical Co                                        22,843       449,779
Macromedia Inc.*                                             8,693       168,470
McData Corp.*                                                5,108        26,357
Minerals Technologies Inc.                                   2,631       147,783
National-Oilwell Inc.*                                      10,987       328,511
Nordson Corp.                                                4,469       153,242
Olin Corp.                                                   8,926       150,760
Peabody Energy Corp.                                         7,932       422,934
Pentair Inc.                                                12,756       424,009
Plantronics Inc.                                             5,933       230,497
Pogo Producing Co                                            8,242       362,483
Potlatch Corp.                                               3,713       159,288
Quantum Corp.*                                              23,251        54,640
RPM International Inc.                                      14,956       236,454
Scotts Co/The*                                               4,183       258,593
Sonoco Products Co                                          12,608       326,673
Storage Technology Corp.*                                   14,289       346,508
Toll Brothers Inc.*                                          9,471       420,418
Valspar Corp.                                                6,553       309,891
                                                                    ------------
Total Manufacturing                                                   13,063,191
                                                                    ------------
Service (2.53%)
Alexander & Baldwin Inc.                                     5,401       166,297
Career Education Corp.*                                     12,936       398,946
Corinthian Colleges Inc.*                                   11,590       131,778
Fisher Scientific International*                             6,404       364,836
Forest Oil Corp.*                                            7,488       195,062
ITT Educational Services Inc.*                               5,899       203,928
Kelly Services Inc.                                          4,491       121,257
Manpower Inc.                                               11,444       483,280
Newport Corp.*                                               5,037        62,963
Rollins Inc.                                                 5,827       136,119
Scholastic Corp.*                                            5,091       148,912
Sotheby's Holdings*                                          7,969       127,424
Tech Data Corp.*                                             7,359       277,140
United Rentals Inc.*                                         9,952       146,195
Varco International Inc.*                                   12,606       306,074
                                                                    ------------
Total Service                                                          3,270,211
                                                                    ------------
Technology (10.23%)
3Com Corp.*                                                 49,422       222,893
Acxiom Corp.                                                11,050       248,294
Adtran Inc.                                                 10,221       273,718
Advent Software Inc.*                                        4,234        71,470
Alliant Techsystems Inc.*                                    5,000       289,700
Arrow Electronics Inc.*                                     14,534       314,516
ArvinMeritor Inc.                                            8,953       171,002
Ascential Software Corp.*                                    7,673        99,442
Atmel Corp.*                                                52,898       184,614
Avnet Inc.*                                                 15,520       246,458
Beckman Coulter Inc.                                         7,965       444,367
Borders Group Inc.                                          10,098       241,342
Cadence Design Systems Inc.*                                29,779       370,153
Cephalon Inc.*                                               7,188       337,908
ChoicePoint Inc.*                                           11,291       477,045
Cognizant Technology Solutions Corp.*                       16,504       452,540
CommScope Inc.*                                              7,655       152,105
Cree Inc.*                                                   3,313        82,858
CSG Systems International*                                   6,761        97,832
Cypress Semiconductor Corp.*                                15,533       151,602
Cytyc Corp.*                                                14,142       338,842
Diebold Inc.                                                 9,417       460,397
DST Systems Inc.*                                           10,777       487,551
Fair Isaac Corp.                                               557        15,000
Fairchild Semiconductor International Inc.*                  8,009        98,751
Granite Construction Inc.                                    5,364       122,299
Harris Corp.                                                 8,620       415,139
Imation Corp.                                                4,565       157,173
Internet Security Systems*                                   2,134        30,708
Jack Henry & Associates Inc.                                11,578       209,678
Keane Inc.*                                                  8,274       116,663
Korn/Ferry International*                                    4,859        86,344
Lattice Semiconductor Corp.*                                 7,067        32,226
Laureate Education Inc.*                                     5,628       192,421
Leucadia National Corp.                                      8,996       485,784
LTX Corp.*                                                   7,686        39,506
Macrovision Corp.*                                           6,320       149,468
McAfee Inc.*                                                14,763       292,012
Mentor Graphics Corp.*                                       8,808        96,360
Microchip Technology Inc.                                   26,880       709,363
National Instruments Corp.                                  10,110       263,568
Polycom Inc.*                                                7,311       142,784
Powerwave Technologies Inc.*                                13,454        81,397
Precision Castparts Corp.                                    8,346       459,781
Protein Design Labs Inc.*                                   12,106       221,903
Quanta Services Inc.*                                       10,058        64,572
Retek Inc.*                                                  6,226        23,472
Reynolds & Reynolds Co/The                                   8,636       211,668
RF Micro Devices Inc.*                                      24,001       122,885
Sandisk Corp.*                                              17,675       412,711
Semtech Corp.*                                               5,534       100,110
Silicon Laboratories Inc.*                                   6,619       217,037
Sybase Inc.*                                                12,490       166,492
Synopsys Inc.*                                              20,223       322,759
Titan Corp.*                                                10,522       139,311
Transaction Systems Architects Inc.*                         4,933        84,058
Triquint Semiconductor Inc.*                                17,340        65,892
Wind River Systems Inc.*                                    10,374       112,558
Zebra Technologies Corp.*                                    9,204       526,009
                                                                    ------------
Total Technology                                                      13,204,511
                                                                    ------------
Transportation (2.32%)
Alaska Air Group Inc.*                                       3,449        81,189
CH Robinson Worldwide Inc.                                  10,908       465,444
CNF Inc.                                                     6,423       263,471
Expeditors International Washington Inc.                    13,561       661,506
GATX Corp.                                                   6,350       171,260
JB Hunt Transport Services Inc.                             10,358       351,136
JetBlue Airways Corp.*                                       1,786        42,596
Overseas Shipholding Group                                   5,070       218,010
PepsiAmericas Inc.                                          17,970       356,525
Swift Transportation Co. Inc.*                              10,800       196,344
Werner Enterprises Inc.                                     10,275       182,073
                                                                    ------------
Total Transportation                                                   2,989,554
                                                                    ------------
Utility (6.33%)
AGL Resources Inc.                                           8,342       254,348
Allete Inc.                                                 11,229       303,857
Alliant Energy Corp.                                        14,301       371,683
Aqua America Inc.                                           11,939       253,107
Aquila Inc.*                                                23,610        69,650
Black Hills Corp.                                            4,154       115,689
Blyth Inc.                                                   5,869       176,129
Cincinnati Bell Inc.*                                       25,348        91,506
DPL Inc.                                                    16,340       332,192
Duquesne Light Holdings Inc.                                 9,727       182,770
Energy East Corp.                                           18,865       459,740
Great Plains Energy Inc.                                     8,946       269,811
Hawaiian Electric Industries                                10,266       264,965

--------------------------------------------------------------------------------
   S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS             8/31/2004
                                      CONTINUED
                                                                        VALUE
COMPANY                                                     SHARES     (NOTE 1)
--------------------------------------------------------------------------------
Idacorp Inc.                                                 4,929  $    143,582
MDU Resources Group Inc.                                    15,081       382,605
Micrel Inc.*                                                 5,703        55,376
Northeast Utilities                                         16,452       315,385
OGE Energy Corp.                                            11,227       291,902
Oneok Inc.                                                  13,202       311,039
Pepco Holdings Inc.                                         22,138       456,928
PNM Resources Inc.                                           7,797       166,622
Puget Energy Inc.                                           12,820       293,706
SCANA Corp.                                                 14,303       542,656
Sierra Pacific Resources*                                   15,136       130,170
Telephone & Data Systems Inc.                                7,419       572,005
Vectren Corp.                                                9,790       239,366
Westar Energy Inc.                                          10,717       225,057
WGL Holdings Inc.                                            6,283       180,008
Wisconsin Energy Corp.                                      15,312       501,440
WPS Resources Corp.                                          4,674       218,136
                                                                    ------------
Total Utility                                                          8,171,430
                                                                    ------------
Total Common Stock (96,813,364)                                      121,186,764
                                                                    ------------

    Par Value
    ---------

 Short-Term Investments (3.65%)
  $    400,000   United States Treasury Bill 09/16/04 (b)           $    399,788
     2,155,064   First American Prime Obligation Fund                  2,155,064
     2,155,064   First American Government Obligation Fund             2,155,064
                                                                    ------------
                 Total Short-Term Investments (Cost $4,709,916)        4,709,916
                                                                    ------------
                 Total Investments (Cost $101,523,280) (a) (97.49%)  125,896,680
                 Other Net Assets (2.51%)                              3,240,007
                                                                    ------------
                       Net Assets (100.00%)                         $129,136,687
                                                                    ============

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $101,523,280. At August 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                       Unrealized appreciation                      $ 32,073,244
                       Unrealized depreciation                       (7,699,844)
                                                                    ------------
                           Net unrealized appreciation              $ 24,373,400
                                                                    ============

(b) At August 31, 2004, certain United States Treasury Bills with a market value of $399,760 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2004: (Contracts-$500 times premium/delivery month/commitment)

                                                                    UNREALIZED
                                                                   APPRECIATION
                 S&P MidCap 400 Index:                            (DEPRECIATION)

                       27/Sept 04/Long                              $   (56,943)
                                                                    ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 8/31/2004

                                                                         VALUE
COMPANY                                                   SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (94.85%)
Banking & Financial Service(14.92%)
Anchor Bancorp Wisconsin Inc.                               1,149    $    28,955
Bankunited Financial Corp.*                                 1,538         43,495
Boston Private Financial Holdings Inc.                      1,401         34,128
Brookline Bancorp Inc.                                      3,028         45,844
Capital Automotive REIT                                     1,857         57,326
Cash America International Inc.                             1,344         31,100
Chittenden Corp.                                            1,889         67,815
Coinstar Inc.*                                              1,000         19,720
Colonial Properties Trust                                   1,386         56,064
Commercial Federal Corp.                                    2,035         55,494
Commercial Net Lease Realty                                 2,652         47,338
Community First Bankshares Inc.                             1,892         60,866
Delphi Financial Group                                      1,614         63,462
Dime Community Bancshares                                   1,914         31,830
Downey Financial Corp.                                      1,434         77,250
East-West Bancorp Inc.                                      2,406         87,169
Entertainment Properties Trust                              1,184         44,222
Essex Property Trust Inc.                                   1,174         86,583
Financial Federal Corp.*                                      859         28,570
First Bancorp Puerto Rico                                   2,064         94,861
First Midwest Bancorp Inc./IL                               2,389         82,253
First Republic Bank/San Francisco CA                          813         36,414
FirstFed Financial Corp.*                                     870         39,672
Flagstar Bancorp Inc.                                       3,122         67,404
Fremont General Corp.                                       3,956         79,753
Gables Residential Trust                                    1,501         49,923
Glenborough Realty Trust Inc.                               1,638         33,546
Gold Banc Corp. Inc.                                        2,056         31,868
Hudson United Bancorp                                       2,303         83,392
Investment Technology Group Inc.*                           2,351         32,279
Irwin Financial Corp.                                       1,450         37,309
Kilroy Realty Corp.                                         1,457         55,147
LandAmerica Financial Group Inc.                              971         41,792
Lexington Corp.orate Properties Trust                       2,470         52,265
MacDermid Inc.                                              1,555         45,935
MAF Bancorp Inc.                                            1,677         70,149
Mercury Computer Systems Inc.*                              1,010         27,290
Moog Inc.*                                                  1,335         47,459
NCO Group Inc.*                                             1,615         41,279
New Century Financial Corp.                                 1,692         90,759
Oshkosh Truck Corp.                                         1,809         92,187
Philadelphia Consolidated Holding Co*                       1,130         60,184
Piper Jaffray Cos*                                          1,018         43,876
Presidential Life Corp.                                     1,505         26,413
PRG-Schultz International Inc.*                             2,943         16,687
ProAssurance Corp.*                                         1,496         50,505
Provident Bankshares Corp.                                  1,686         53,396
Rewards Network Inc.*                                       1,161          8,185
Riggs National Corp.                                        1,486         34,921
RLI Corp.                                                   1,292         47,791
SCPIE Holdings Inc.                                           473          4,229
Selective Insurance Group                                   1,422         49,102
Shurgard Storage Centers Inc.                               2,359         94,124
South Financial Group Inc./The                              3,063         87,112
Southwest Bancorp of Texas Inc.                             3,522         74,244
Sovereign Bancorp Inc.                                        533         11,651
Sterling Bancshares Inc.                                    2,297         30,872
Sterling Financial Corp./WA*                                1,159         38,432
Stewart Information Services Corp.                            928         33,909
SWS Group Inc.                                                787         11,530
Trustco Bank Corp. NY                                       3,818         49,634
UCBH Holdings Inc.                                          2,317         93,028
UICI                                                        2,373         65,993
Umpqua Holdings Corp.                                       1,364         31,549

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 8/31/2004
                                   CONTINUED
                                                                         VALUE
COMPANY                                                   SHARES       (NOTE 1)
--------------------------------------------------------------------------------
United Bankshares Inc.                                      2,234    $    74,079
Whitney Holding Corp.                                       2,084         85,861
Wintrust Financial Corp.                                    1,038         56,965
World Acceptance Corp.*                                       952         21,258
Zenith National Insurance Corp.                               982         42,442
                                                                     -----------
Total Banking & Financial Service                                      3,498,139
                                                                     -----------
Capital Good (7.41%)
Aeroflex Inc.*                                              3,808         38,385
Agilysys Inc.                                               1,491         23,230
Albany International Corp.                                  1,699         49,526
Applied Industrial Technologies Inc.                          994         29,701
Astec Industries Inc.*                                        914         15,108
Audiovox Corp.*                                             1,050         17,063
Belden CDT Inc.*                                            2,364         47,351
Benchmark Electronics Inc.*                                 2,106         60,569
Briggs & Stratton Corp.                                     1,152         86,515
Brooks Automation Inc.*                                     2,287         28,427
CDI Corp.                                                   1,007         21,147
CTS Corp.                                                   1,721         19,619
Cymer Inc.*                                                 1,886         50,394
EMCOR Group Inc.*                                             776         31,506
Exar Corp.*                                                 1,952         26,918
Gardner Denver Inc.*                                        1,013         28,090
Ionics Inc.*                                                1,159         30,377
JLG Industries Inc.                                         2,241         31,038
Lawson Products                                               456         16,963
Lindsay Manufacturing Co                                      549         13,703
Manitowoc Co                                                1,371         45,462
Massey Energy Co                                            3,894        107,163
Milacron Inc.*                                              2,557          8,694
Paxar Corp.*                                                2,034         41,168
Polaris Industries Inc.                                     2,204        103,941
Radisys Corp.*                                                829          9,616
Robbins & Myers Inc.                                          666         12,721
Shaw Group Inc./The*                                        3,244         33,381
Steel Dynamics Inc.                                         2,530         79,341
Stewart & Stevenson Services                                1,474         24,631
Technitrol Inc.*                                            2,070         36,763
Timken Co                                                   4,588        106,671
Trimble Navigation Ltd.*                                    2,600         71,604
Triumph Group Inc.*                                           814         26,211
Ultimate Electronics Inc.*                                    680          1,605
Unisource Energy Corp.                                      1,752         43,152
URS Corp.*                                                  2,204         54,439
Varian Semiconductor Equipment Assoc. Inc.*                 1,863         52,164
Vicor Corp.                                                 2,151         25,468
Wabash National Corp.*                                      1,723         45,711
Waste Connections Inc.*                                     2,239         65,715
Watts Water Technologies Inc.                               1,655         42,136
Woodward Governor Co                                          579         34,045
                                                                     -----------
Total Capital Good                                                     1,737,432
                                                                     -----------
Consumer Cyclical (9.85%)
ABM Industries Inc.                                         2,508         45,044
AO Smith Corp.                                              1,508         36,825
Apogee Enterprises Inc.                                     1,275         14,369
Aptargroup Inc.                                             1,875         85,200
Brown Shoe Co. Inc.                                           932         24,717
Burlington Coat Factory Warehouse Corp.                     2,290         43,991
Cascade Natural Gas Corp.                                     520         10,832
Cato Corp./The                                                975         20,621
Christopher & Banks Corp.                                   1,875         33,019
Clarcor Inc.                                                1,302         57,679
Coachmen Industries Inc.                                      746         11,623
Cost Plus Inc.*                                             1,125         38,543
Department 56*                                                632          9,815
Dress Barn Inc.*                                            1,408         23,331
Dupont Photomasks Inc.*                                       838         13,090
ElkCorp                                                     1,011         25,285
Enesco Group Inc.*                                            652          5,294
Fedders Corp.                                               1,460          5,037
Fred's Inc.                                                 2,010         27,959
G&K Services Inc.                                           1,071         38,995
Griffon Corp.*                                              1,420         28,428
Group 1 Automotive Inc.*                                    1,153         31,673
Haggar Corp.                                                  300          5,562
Hancock Fabrics Inc. /DE                                      863          9,588
Haverty Furniture Cos Inc.                                  1,157         19,588
HOT Topic Inc.*                                             2,397         36,195
Imagistics International Inc.*                                812         26,349
Interface Inc.*                                             2,381         17,000
Jakks Pacific Inc.*                                         1,204         23,574
Jo-Ann Stores Inc.*                                         1,070         28,462
Kellwood Co                                                 1,393         50,845
K-Swiss Inc.                                                1,813         35,372
Lennox International Inc.                                   3,019         49,089
Linens 'N Things Inc.*                                      2,240         56,179
Marcus Corp.                                                1,435         27,265
MDC Holdings Inc.                                           1,673        115,186
Meritage Corp.*                                               675         45,097
Midas Inc.*                                                   700         11,095
Monaco Coach Corp.                                          1,505         32,342
Movie Gallery Inc.                                          1,719         30,925
National Presto Industries Inc.                               327         13,309
NVR Inc.*                                                     340        170,765
Oshkosh B'Gosh Inc.                                           590         12,018
Oxford Industries Inc.                                        832         33,663
PEP Boys-Manny Moe & Jack                                   3,075         48,893
PolyMedica Corp.                                            1,391         42,300
Prime Hospitality Corp.*                                    2,076         24,954
Quiksilver Inc.*                                            2,912         63,336
Reliance Steel & Aluminum Co                                1,663         63,078
Russell Corp.                                               1,674         29,898
School Specialty Inc.*                                        975         34,564
Select Comfort Corp.*                                       1,867         29,648
ShopKo Stores Inc.*                                         1,351         22,859
Skyline Corp.                                                 400         15,280
Stein Mart Inc.*                                            2,160         35,316
Texas Industries Inc.                                       1,086         47,567
Thor Industries Inc.                                        2,654         67,995
Too Inc.*                                                   1,767         27,654
Toro Co                                                     1,247         81,267
Tower Automotive Inc.*                                      2,705          8,061
Tractor Supply Co*                                          1,961         68,282
Winnebago Industries                                        1,700         53,380
Wolverine World Wide Inc.                                   2,040         49,205
X-Rite Inc.                                                   987         13,818
                                                                     -----------
Total Consumer Cyclical                                                2,308,193
                                                                     -----------
Consumer Non-Durable(20.60%)
Triarc Cos                                                  3,265         36,209
4Kids Entertainment Inc.*                                     613         10,685
Aaron Rents Inc.                                            2,547         52,315
Accredo Health Inc.*                                        2,488         54,363
Action Performance Cos Inc.                                   824          8,998
Advanced Marketing Services                                   884         10,988
Advanced Medical Optics Inc.*                               1,513         56,314
Advo Inc.                                                   1,557         46,056
American Italian Pasta Co.                                    860         23,263
American Medical Systems Holdings Inc.*                     1,710         53,968
AMERIGROUP Corp.*                                           1,269         65,150
Angelica Corp.                                                425          9,924
Arbitron Inc.*                                              1,587         61,512
Argosy Gaming Co.*                                          1,511         50,513
Aztar Corp.*                                                1,772         44,052
Bally Total Fitness Holding Corp.*                          1,577          6,198
Biolase Technology Inc.                                     1,245         11,840
Bowne & Co. Inc.                                            1,795         24,089
Casey's General Stores Inc.                                 2,565         42,348
CEC Entertainment Inc.*                                     1,917         64,545
Centene Corp.*                                              1,039         41,082
Childrens Place*                                            1,378         27,023
Ciber Inc.*                                                 2,938         19,802
Coherent Inc.*                                              1,549         39,391
Cooper Cos Inc.                                             1,676         97,124
Corn Products International Inc.                            1,871         86,347
CPI Corp.                                                     380          5,039
Cross Country Healthcare Inc.*                              1,640         24,321
Curative Health Services Inc.*                                589          4,229
Datascope Corp.                                               759         27,385
Diagnostic Products Corp.                                   1,491         60,266
DIMON Inc.                                                  2,076         11,916
eFunds Corp.*                                               2,455         36,457
Electronics Boutique Holdings Corp.*                        1,154         35,232
Fleetwood Enterprises Inc.*                                 2,730         34,862
Flowers Foods Inc.                                          2,261         57,135
Fossil Inc.*                                                3,620        103,930
Genesco Inc.*                                               1,118         25,189
Global Imaging Systems Inc.*                                1,177         32,956
Global Payments Inc.                                        1,943         86,191
Goody's Family Clothing Inc.                                1,499         11,467

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 8/31/2004
                                   CONTINUED
                                                                         VALUE
COMPANY                                                   SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co*                            1,919    $    12,397
Guitar Center Inc.*                                         1,249         51,159
Gymboree Corp.*                                             1,569         22,766
Haemonetics Corp./Mass*                                     1,291         40,821
Hain Celestial Group Inc.*                                  1,870         32,819
Heidrick & Struggles International Inc.*                      972         25,914
Hibbett Sporting Goods Inc.*                                1,203         21,859
Hologic Inc.*                                               1,046         19,372
Idexx Laboratories Inc.*                                    1,782         86,801
Ihop Corp.                                                  1,098         38,101
Immucor Inc.*                                               1,485         30,368
Insituform Technologies Inc.*                               1,227         21,828
Invacare Corp.                                              1,604         71,009
J Jill Group Inc./The*                                      1,026         18,560
J&J Snack Foods Corp.*                                        417         17,923
j2 Global Communications Inc.*                              1,188         30,009
Jack in the Box Inc.*                                       1,872         52,865
JM Smucker Co/The                                             366         16,829
John H Harland Co                                           1,445         42,469
Lance Inc.                                                  1,352         20,618
Landry's Restaurants Inc.                                   1,426         37,746
Lone Star Steakhouse & Saloon                               1,092         25,323
Longs Drug Stores Corp.                                     1,914         46,472
Manhattan Associates Inc.*                                  1,548         36,130
Medicis Pharmaceutical                                      2,912        106,637
Men's Wearhouse Inc.*                                       1,829         51,212
Mentor Corp.                                                2,155         75,813
Merit Medical Systems Inc.*                                 1,295         22,157
MGI Pharma Inc.*                                            3,614         83,953
Multimedia Games Inc.*                                      1,431         20,664
Nash Finch Co                                                 581         17,157
Natures Sunshine Prods Inc.                                   669          9,895
Nautilus Group Inc.                                         1,674         32,626
NBTY Inc.*                                                  3,425         81,960
NDCHealth Corp.                                             1,848         25,373
Noven Pharmaceuticals Inc.*                                 1,200         22,788
OCA, Inc.*                                                  2,332         11,917
O'Charleys Inc.*                                              966         15,688
Odyssey HealthCare Inc.*                                    1,878         33,278
On Assignment Inc.*                                         1,167          5,415
Osteotech Inc.*                                               821          3,473
Owens & Minor Inc.                                          2,015         49,368
Panera Bread Co*                                            1,547         53,805
Papa John's International Inc.*                               832         23,887
Parexel International Corp.*                                1,339         25,776
Pediatrix Medical Group Inc.*                               1,257         88,116
Penford Corp.                                                 400          6,816
Performance Food Group Co*                                  2,378         52,316
PF Chang's China Bistro Inc.*                               1,312         54,999
Phillips-Van Heusen                                         1,578         31,812
Pinnacle Entertainment Inc.*                                1,726         21,402
Possis Medical Inc.*                                          932         16,310
Pre-Paid Legal Services Inc.*                                 840         20,748
Priority Healthcare Corp.*                                  2,227         49,506
Province Healthcare Co*                                     2,532         49,475
Radiant Systems Inc.*                                       1,286          5,530
Ralcorp Holdings Inc.*                                      1,500         54,645
Rare Hospitality International Inc.*                        1,744         47,158
RehabCare Group Inc.*                                         746         17,151
Republic Bancorp Inc./MI                                    3,285         48,322
Resmed Inc.*                                                1,735         82,881
Respironics Inc.*                                           1,787         95,068
Russ Berrie & Co. Inc.                                        958         18,489
Ryan's Restaurant Group Inc.*                               2,086         28,662
Sanderson Farms Inc.                                        1,018         34,805
Savient Pharmaceuticals Inc.*                               2,760          6,044
Schweitzer-Mauduit International Inc.                         770         23,416
Shuffle Master Inc.*                                        1,170         38,774
Sierra Health Services*                                     1,332         57,436
Sola International Inc.*                                    1,640         31,652
Sonic Corp.*                                                3,046         68,078
Standard Register Co/The                                    1,313         13,721
Steak N Shake Co/The*                                       1,277         21,964
Stride Rite Corp.                                           1,831         18,090
Sunrise Senior Living Inc.*                                 1,050         37,191
Sybron Dental Specialties Inc.*                             1,978         55,147
Thomas Nelson Inc.                                            657         12,483
United Stationers Inc.*                                     1,737         71,512
United Surgical Partners International Inc.*                1,442         52,071
UnitedHealth Group Inc.                                     1,836        121,415
Urban Outfitters Inc.*                                      4,124        125,163
Vital Signs Inc.                                              595         18,040
Volt Information Sciences Inc.*                               731         19,459
Wet Seal Inc./The*                                          1,373          1,703
Wilson Greatbatch Technologies Inc.*                        1,017         16,658
                                                                     -----------
Total Consumer Non-Durable                                             4,827,902
                                                                     -----------
Energy (5.61%)
Ashworth Inc.*                                                600          5,100
Atwood Oceanics Inc.*                                         711         29,698
Cabot Oil & Gas Corp.                                       1,688         68,212
Cal Dive International Inc.*                                1,961         58,575
Cimarex Energy Co.*                                         2,123         63,541
Dril-Quip Inc.*                                               800         15,872
Energen Corp.                                               1,865         88,476
Evergreen Resources Inc.*                                   2,212         87,263
Frontier Oil Corp.                                          1,361         27,792
Headwaters Inc.*                                            1,723         52,741
Hydril*                                                     1,174         41,971
Input/Output Inc.*                                          3,753         36,930
Lone Star Technologies*                                     1,476         45,343
Maverick Tube Corp.*                                        2,172         64,335
New Jersey Resources Corp.                                  1,414         57,762
Northwest Natural Gas Co                                    1,401         43,193
Oceaneering International Inc.*                             1,280         40,986
Patina Oil & Gas Corp.                                      3,620         96,907
SEACOR Holdings Inc.*                                         951         41,055
Southern Union Co*                                          3,946         73,749
Southwest Gas Corp.                                         1,779         41,984
Spinnaker Exploration Co*                                   1,730         59,062
St Mary Land & Exploration Co                               1,464         51,079
Stone Energy Corp.*                                         1,367         56,867
Veritas DGC Inc.*                                           1,715         40,182
W-H Energy Services Inc.*                                   1,408         26,639
                                                                     -----------
Total Energy                                                           1,315,314
                                                                     -----------
Manufacturing(14.05%)
Actel Corp.*                                                1,218         17,600
Acuity Brands Inc.                                          2,185         50,277
Adaptec Inc.*                                               5,637         39,346
Alpharma Inc.                                               2,687         36,731
AM Castle & Co.*                                              759          6,907
Applica Inc.*                                               1,097          4,410
Arch Chemicals Inc.                                         1,194         32,596
Arctic Cat Inc.                                             1,013         26,460
Arqule Inc.*                                                1,302          6,406
AT Cross Co*                                                  700          3,689
Baldor Electric Co.                                         1,689         37,496
Barnes Group Inc.                                           1,185         30,786
Bell Microproducts Inc.*                                    1,276          9,685
Brady Corp.                                                 1,222         53,805
Brush Engineered Materials Inc.*                              769         15,757
Buckeye Technologies Inc.*                                  1,716         18,310
Building Material Holding Corp.                               640         14,477
CACI International Inc.*                                    1,495         72,792
Cambrex Corp.                                               1,239         26,725
Caraustar Industries Inc.*                                  1,296         20,568
CARBO Ceramics Inc.                                           816         52,510
Carpenter Technology                                        1,124         49,793
Carreker Corp.*                                             1,093         11,149
Century Aluminum Co.*                                       1,551         38,434
Champion Enterprises Inc.*                                  3,614         34,803
Chemed Corp.                                                  622         34,017
Chesapeake Corp.                                            1,001         22,813
Cleveland-Cliffs Inc.*                                        548         36,579
Commercial Metals Co.                                       1,489         52,085
Commonwealth Industries Inc.*                                 769          6,475
Concord Camera Corp.*                                       1,377          2,313
Conmed Corp.*                                               1,525         37,286
CUNO Inc.*                                                    869         49,429
Curtiss-Wright Corp.                                        1,077         58,858
Cyberonics Inc.*                                            1,199         20,527
Delta & Pine Land Co                                        1,965         49,931
Deltic Timber Corp.                                           590         21,830
Electro Scientific Industries Inc.*                         1,341         27,745
Esterline Technologies Corp.*                               1,086         34,459
Ethan Allen Interiors Inc.                                  1,913         68,371
Factset Research Systems Inc.                               1,556         69,289
FEI Co*                                                     1,705         32,378
Flir Systems Inc.*                                          1,725        100,688
Florida Rock Industries Inc.                                2,219        100,965
Georgia Gulf Corp.                                          1,693         64,249

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 8/31/2004
                                   CONTINUED
                                                                         VALUE
COMPANY                                                   SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Gerber Scientific Inc.*                                     1,029    $     6,544
HB Fuller Co                                                1,462         38,494
ICU Medical Inc.*                                             655         17,154
IDEX Corp.                                                  2,573         79,043
Intermagnetics General Corp.*                               1,294         29,736
Intermet Corp.                                              1,230          3,936
K2 Inc.*                                                    1,826         24,176
Kaydon Corp.                                                1,447         41,182
Kopin Corp.*                                                3,225         12,771
Kronos Inc./MA*                                             1,593         68,149
Kulicke & Soffa Industries Inc.*                            2,607         14,286
La-Z-Boy Inc.                                               2,673         41,271
Libbey Inc.                                                   640         12,096
Littelfuse Inc.*                                            1,132         41,227
Lydall Inc.*                                                  745          7,815
Magnetek Inc.*                                              1,366          8,893
Material Sciences Corp.*                                      683          8,756
Meade Instruments Corp.*                                      955          2,951
Methode Electronics Inc.                                    1,654         21,800
Midway Games Inc.*                                          3,501         42,257
Mobile Mini Inc.*                                             664         18,094
Mueller Industries Inc.                                     1,795         70,526
Myers Industries Inc.                                       1,537         17,488
Network Equipment Technologies Inc.*                        1,066          7,110
OM Group Inc.*                                              1,455         49,543
Omnova Solutions Inc.*                                      1,854         10,920
Pericom Semiconductor Corp.*                                1,192         11,753
PolyOne Corp.*                                              4,408         31,297
Pope & Talbot Inc.                                            726         13,380
QRS Corp.*                                                    735          4,631
Quaker Chemical Corp.                                         439         10,655
Quanex Corp.                                                  843         38,845
Regal-Beloit Corp.                                          1,174         25,898
Regeneron Pharmaceuticals Inc.*                             2,656         23,665
Rock-Tenn Co                                                1,817         26,165
Roper Industries Inc.                                       1,889        104,178
Roxio Inc.*                                                 1,603          5,578
RTI International Metals Inc.*                                966         14,384
Ryerson Tull Inc.                                           1,152         18,363
SBS Technologies Inc.*                                        723          7,418
Schulman A Inc.                                             1,547         31,033
Simpson Manufacturing Co. Inc.                              1,245         70,343
Skywest Inc.                                                2,979         42,868
Standard Motor Products Inc.                                  916         13,090
Standard-Pacific Corp.                                      1,745         88,070
Standex International Corp.                                   564         13,694
Sturm Ruger & Co. Inc.                                      1,292         11,641
Susquehanna Bancshares Inc.                                 2,363         56,712
Thomas Industries Inc.                                        891         27,398
Tredegar Corp.                                              1,971         34,138
Universal Forest Products Inc.                                881         26,333
Valmont Industries Inc.                                     1,224         24,162
Watsco Inc.                                                 1,366         39,723
Wausau-Mosinee Paper Corp.                                  2,594         40,622
WD-40 Co                                                      826         23,607
Wellman Inc.                                                1,480         10,937
WMS Industries Inc.*                                        1,545         31,224
Wolverine Tube Inc.*                                          570          6,544
Zale Corp.*                                                 2,667         68,329
                                                                     -----------
Total Manufacturing                                                    3,294,695
                                                                     -----------
Service (3.54%)
Administaff Inc.*                                           1,236         12,558
Avid Technology Inc.*                                       1,622         70,184
Bassett Furniture Industries Inc.                             556         10,453
Central Parking Corp.                                       1,868         30,355
Hilb Rogal & Hobbs Co                                       1,850         62,974
Hooper Holmes Inc.                                          3,007         12,329
Hughes Supply Inc.                                          1,571         95,187
Imco Recycling Inc.*                                          739          7,671
Insurance Auto Auctions Inc.*                                 580          9,982
Labor Ready Inc.*                                           2,123         26,304
MAXIMUS Inc.*                                               1,113         32,377
Memberworks Inc.*                                             521         12,994
Rayovac Corp.*                                              1,767         40,623
Scansource Inc.*                                              643         38,606
SCP Pool Corp.                                              1,824         76,955
Spherion Corp.*                                             3,098         22,677
Startek Inc.                                                  740         23,036
TBC Corp.*                                                  1,135         24,698
Tetra Tech Inc.*                                            2,868         50,964
Tetra Technologies Inc.*                                    1,145         30,972
United Natural Foods Inc.*                                  2,000         49,520
Watson Wyatt & Co. Holdings                                 1,652         41,630
Waypoint Financial Corp.                                    1,712         47,166
                                                                     -----------
Total Service                                                            830,215
                                                                     -----------
Technology (12.82%)
Advanced Energy Industries Inc.*                            1,553         15,157
Alliance Semiconductor Corp.*                               1,688          6,448
American Healthways Inc.*                                   1,671         45,117
Amsurg Corp.*                                               1,551         34,649
Analogic Corp.                                                700         28,861
Anixter International Inc.                                  1,885         66,484
Ansys Inc.*                                                   788         35,539
Armor Holdings Inc.*                                        1,673         59,325
Artesyn Technologies Inc.*                                  1,796         15,284
Arthrocare Corp.*                                           1,091         26,184
ATMI Inc.*                                                  1,601         30,163
Axcelis Technologies Inc.*                                  5,102         39,796
BEI Technologies Inc.                                         675         18,792
Bel Fuse Inc.                                                 579         21,927
Biosite Inc.*                                                 803         38,022
Black Box Corp.                                               903         32,725
Brooktrout Inc.*                                              598          5,107
C&D Technologies Inc.                                       1,187         19,111
Captaris Inc.*                                              1,544          7,566
Catapult Communications Corp.*                                597         14,268
C-COR Inc.*                                                 2,207         17,347
Cerner Corp.*                                               1,835         80,391
Checkpoint Systems Inc.*                                    1,928         29,113
Cognex Corp.                                                2,320         62,106
Cohu Inc.                                                     984         15,528
Commonwealth Telephone Enterprises Inc.*                    1,151         50,011
Concord Communications Inc.*                                  863          7,474
Consolidated Graphics Inc.*                                   696         28,432
CryoLife Inc.*                                              1,113          6,889
Cubic Corp.                                                 1,371         33,576
Daktronics Inc.*                                              943         22,010
Dendrite International Inc.*                                2,129         27,464
Digi International Inc.*                                      989         11,126
Dionex Corp.*                                               1,077         49,607
DRS Technologies Inc.*                                      1,287         46,821
DSP Group Inc.*                                             1,496         28,439
EDO Corp.                                                   1,023         26,792
El Paso Electric Co*                                        2,442         37,460
Engineered Support Systems Inc.                             1,336         57,729
Enzo Biochem Inc.*                                          1,447         19,969
EPIQ Systems Inc.*                                            854         13,647
ESS Technology*                                             1,795         12,242
Filenet Corp.*                                              1,998         39,241
GenCorp Inc.                                                2,284         27,591
General Communication*                                      2,942         25,242
Harmonic Inc.*                                              3,354         19,889
Helix Technology Corp.                                      1,211         16,482
Hutchinson Technology Inc.*                                 1,338         32,540
Hyperion Solutions Corp.*                                   2,001         73,157
Inamed Corp.*                                               1,820         96,715
Information Holdings Inc.*                                  1,072         29,094
Insight Enterprises Inc.*                                   2,482         39,712
Integra LifeSciences Holdings Corp.*                        1,465         43,760
Internet Security Systems*                                  2,484         35,745
Inter-Tel Inc.                                              1,318         26,294
Intrado Inc.*                                                 772          7,133
Invision Technologies Inc.*                                   899         42,253
Itron Inc.*                                                 1,070         19,977
JDA Software Group Inc.*                                    1,393         13,763
Kaman Corp.                                                 1,048         12,220
Keithley Instruments Inc.                                     720         11,592
Mantech International Corp.*                                1,539         24,655
Mapinfo Corp.*                                              1,036          9,977
Micros Systems Inc.*                                          950         44,213
Microsemi Corp.*                                            3,051         32,920
MRO Software Inc.*                                          1,139         10,809
Netegrity Inc.*                                             1,943         11,794
NYFIX Inc.*                                                 1,527          8,093
Park Electrochemical Corp.                                  1,018         22,549
PC-Tel Inc.*                                                  942          8,563
Pegasus Solutions Inc.*                                     1,159         14,522
Pharmaceutical Product Development Inc.*                    2,885         97,946
Phoenix Technologies Ltd.*                                  1,166          6,285
Photon Dynamics Inc.*                                         781         17,549

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 8/31/2004
                                   CONTINUED
                                                                         VALUE
COMPANY                                                   SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Photronics Inc.*                                            1,589    $    22,802
Pinnacle Systems Inc.*                                      3,188         11,923
Planar Systems Inc.*                                          664          7,543
Power Integrations Inc.*                                    1,578         31,686
Progress Software Corp.*                                    1,849         37,239
Rogers Corp.*                                                 850         39,432
Rudolph Technologies Inc.*                                    760         12,312
SCM Microsystems Inc.*                                        700          1,995
Serena Software Inc.*                                       2,279         35,666
Skyworks Solutions Inc.*                                    7,682         63,991
Sourcecorp*                                                   750         16,613
SPSS Inc.*                                                    804         11,095
Standard Microsystems Corp.*                                  864         13,712
Steel Technologies Inc.                                       654         13,139
Supertex Inc.*                                                590         10,065
SurModics Inc.*                                               809         19,351
Symmetricom Inc.*                                           2,100         16,884
Take-Two Interactive Software Inc.*                         2,303         75,423
Talx Corp.                                                    627         13,330
Techne Corp.*                                               2,109         81,703
Teledyne Technologies Inc.*                                 1,666         40,234
Theragenics Corp.*                                          1,389          5,209
THQ Inc.*                                                   1,990         37,790
Three-Five Systems Inc.*                                      988          2,895
Tollgrade Communications Inc.*                                630          5,235
Ultratech Inc.*                                             1,126         17,926
Veeco Instruments Inc.*                                     1,520         29,427
Verity Inc.*                                                1,734         19,854
Viasat Inc.*                                                1,352         26,797
Viasys Healthcare Inc.*                                     1,579         22,974
WebEx Communications Inc.*                                  2,260         43,844
Websense Inc.*                                              1,177         45,138
Zix Corp.*                                                  1,342          5,569
                                                                     -----------
Total Technology                                                       3,005,769
                                                                     -----------
Transportation (2.88%)
AAR Corp.*                                                  1,478         15,815
Arkansas Best Corp.                                         1,281         44,130

EGL Inc.*                                                   2,382         57,716
FLYi Inc.*                                                  2,240         10,394
Forward Air Corp.*                                          1,104         40,108
Frontier Airlines Inc.*                                     1,612         14,508
Heartland Express Inc.                                      3,849         67,511
Kansas City Southern*                                       3,215         48,225
Kirby Corp.*                                                1,258         44,709
Knight Transportation Inc.*                                 2,890         57,482
Landstar System Inc.*                                       1,529         80,242
Mesa Air Group Inc.*                                        1,462          9,364
Offshore Logistics Inc.*                                    1,161         34,598
USF Corp.                                                   1,422         48,718
Yellow Roadway Corp.*                                       2,464        101,123
                                                                     -----------
Total Transportation                                                     674,643
                                                                     -----------
Utility (3.17%)
American States Water Co.                                     745         18,513
Atmos Energy Corp.                                          2,685         67,904
Avista Corp.                                                2,483         44,396
Boston Communications Group*                                  889          6,979
Central Vermont Public Service Corp.                          573         12,062
CH Energy Group Inc.                                          808         36,853
Cleco Corp.                                                 2,440         42,871
Green Mountain Power Corp.                                    231          6,115
Laclede Group Inc./The                                      1,063         30,678
NUI Corp.                                                     744          9,955
Piedmont Natural Gas Co                                     1,960         85,064
Remington Oil & Gas Corp.*                                  1,386         34,317
Southwestern Energy Co*                                     1,851         65,840
Swift Energy Co*                                            1,422         28,938
UGI Corp.                                                   2,605         88,987
UIL Holdings Corp.                                            744         36,516
Unit Corp.*                                                 2,346         73,664
Vintage Petroleum Inc.                                      3,319         54,432
                                                                     -----------
Total Utility                                                            744,084
                                                                     -----------
Total Common Stock (18,245,429)                                       22,236,386
                                                                     -----------

      Par Value
      ---------

Short-Term Investments (4.90%)
    $     600,000   United States Treasury Bills 09/16/04 (b)        $   599,678
          274,250   First American Prime Obligation Fund                 274,250
          274,250   First American Government Obligation Fund            274,250
                                                                     -----------
                    Total Short-Term Investments (Cost $1,148,178)     1,148,178
                                                                     -----------
                    Total Investments (Cost $19,393,607)(a) (99.75%)  23,384,564
                    Other Net Assets (0.25%)                              58,123
                                                                     -----------
                          Net Assets (100.00%)                       $23,442,687
                                                                     ===========
* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $19,393,607. At August 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                          Unrealized appreciation                    $ 5,919,573
                          Unrealized depreciation                    (1,928,616)
                                                                     -----------
                             Net unrealized appreciation             $ 3,990,957
                                                                     ===========

(b) At August 31, 2004, certain United States Treasury Bills with a market value of $199,880 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2004: (Contracts-$500 times premium/delivery month/commitment)

                                                                    UNREALIZED
                                                                   APPRECIATION
                    Russell 2000 Stock Index:                     (DEPRECIATION)

                    3/Sept 04/Long                                   $     8,181
                                                                     ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND         PORTFOLIO OF INVESTMENTS                   8/31/2004

                                                                        VALUE
COMPANY                                                  SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (81.13%)
Banking & Financial Service (25.09)
Bank & Bank Holding Co(9.95%)
Bank of America Corp.                                     7,964       $  358,221
Citigroup Inc.                                            8,411          391,784
Fifth Third Bancorp                                       6,223          309,968
Wells Fargo & Co                                          6,697          393,449
                                                                     -----------
                                                                       1,453,422
                                                                     -----------
Finance Company (.79%)
National Commerce Financial Corp.                         3,437          115,621

Financial Service (.84%)
MBNA Corp.                                                5,095          122,993

Insurance (8.21%)
Aetna Inc.                                                1,446          133,972
American International Group Inc.                         3,425          243,997
Fidelity National Financial Inc.                          2,394           90,134
Marsh & McLennan Cos Inc.                                 7,000          312,830
Metlife Inc.                                              4,828          179,843
Stancorp Financial Group Inc.                             2,325          168,563
XL Capital Ltd.                                           1,001           70,270
                                                                     -----------
                                                                       1,199,609
                                                                     -----------
Real Estate (5.30%)
Annaly Mortgage Management Inc.                           6,008          107,243
Boston Properties Inc.                                    1,446           80,224
iStar Financial Inc.                                      3,004          120,881
Kimco Realty Corp.                                        1,613           81,166
Mills Corp./The                                           3,104          158,118
Realty Inc.ome Corp.                                      3,004          132,506
SL Green Realty Corp.                                     1,880           94,000
                                                                     -----------
                                                                         774,138
                                                                     -----------
Total Banking & Financial Service                                      3,665,783
                                                                     -----------
Capital Good (2.06%)
Conglomerate (1.19%)
3M Co                                                     2,112          173,944

Machinery - Industrial (.87%)
Caterpillar Inc.                                          1,746          126,934
                                                                     -----------
Total Capital Good                                                       300,878
                                                                     -----------
Consumer Cyclical (8.05%)
Auto & Truck (.47%)
ITT Industries Inc.                                         867           68,580

Housing (1.24%)
Masco Corp.                                               3,104           99,732
Stanley Works/The                                         1,880           81,329
                                                                     -----------
                                                                         181,061
                                                                     -----------
Retail - General (5.71%)
Gap Inc./The                                              4,450           83,393
Lowe's Cos Inc.                                           4,650          231,105
Sears Roebuck and Co                                      1,880           71,966
Target Corp.                                              4,539          202,349
TJX Cos Inc.                                              4,650           98,394
Wal-Mart Stores Inc.                                      2,781          146,475
                                                                     -----------
                                                                         833,682
                                                                     -----------
Textile & Apparel (.63%)
Liz Claiborne Inc.                                        2,436           92,739
                                                                     -----------
Total Consumer Cyclical                                                1,176,062
                                                                     -----------
Consumer Non-Durable (18.29%)
Apparel (.43%)
Ross Stores Inc.                                          2,992           63,281

Communications & Media (2.25%)
McGraw-Hill Cos Inc./The                                  4,339          328,592

Cosmetic & Soap (1.35%)
Clorox Co.                                                1,001           52,893
Procter & Gamble Co                                       2,580          144,403
                                                                     -----------
                                                                         197,296
                                                                     -----------
Drugs (5.14%)
AmerisourceBergen Corp.                                   2,303          124,592
Baxter International Inc.                                 8,411          256,872
Pfizer Inc.                                              11,300          369,171
                                                                     -----------
                                                                         750,635
                                                                     -----------
Food Beverage & Tobacco (6.23%)
Fortune Brands Inc.                                       1,446          105,775
Reynolds American Inc.                                    2,446          184,673
Sara Lee Corp.                                           10,000          221,300
Simon Property Group Inc.                                 1,780           99,591
Tyson Foods Inc.                                         12,572          207,187
Vornado Realty Trust                                      1,446           90,751
                                                                     -----------
                                                                         909,277
                                                                     -----------
Liquor (.88%)
Anheuser-Busch Cos Inc.                                   2,436          128,621

Restaurant (1.86%)
McDonald's Corp.                                         10,068          272,037

Retail - Food and Drugs (.15%)
Longs Drug Stores Corp.                                     900           21,852
                                                                     -----------
Total Consumer Non-Durable                                             2,671,591
                                                                     -----------
Energy (8.29%)
Energy Raw Material (.50%)
Baker Hughes Inc.                                         1,880           73,940

Miscellaneous (.63%)
Valero Energy Corp.                                       1,393           91,980

Oil & Gas - Domestic (3.39%)
Apache Corp.                                              3,326          148,639
ConocoPhillips                                            2,974          221,355
Devon Energy Corp.                                        1,926          124,824
                                                                     -----------
                                                                         494,818
                                                                     -----------
Oil & Gas -International (2.86%)
ChevronTexaco Corp.                                       1,270          123,825
Exxon Mobil Corp.                                         5,036          232,160
GlobalSantaFe Corp.                                       2,225           62,033
                                                                     -----------
                                                                         418,018
                                                                     -----------
Oil & Gas - Service (.91%)
ENSCO International Inc.                                  2,770           80,773
Tidewater Inc.                                            1,780           51,940
                                                                     -----------
                                                                         132,713
                                                                     -----------
Total Energy                                                           1,211,469
                                                                     -----------
Manufacturing (5.31%)
Building & Housing (.56%)
Pulte Homes Inc.                                          1,392           82,058

Chemical (1.24%)
Praxair Inc.                                              2,992          121,415
Sherwin-Williams Co/The                                   1,446           59,720
                                                                     -----------
                                                                         181,135
                                                                     -----------
Consumer Durable (1.43%)
Coach Inc.*                                               3,560          150,054
Leggett & Platt Inc.                                      2,225           59,830
                                                                     -----------
                                                                         209,884
                                                                     -----------
Metal & Mineral (.13%)
Worthington Industries                                      900           18,315

Non Ferrous Metal (1.03%)
Alcoa Inc.                                                4,650          150,567

Paper & Forest Product (.92%)
Plum Creek Timber Co. Inc. (REIT)                         4,050          133,812
                                                                     -----------
Total Manufacturing                                                      775,771
                                                                     -----------
Service (3.18%)
Business (1.15%)
Moody's Corp.                                             2,446          167,698

Consumer (2.03%)
First Data Corp.                                          7,009          296,130
                                                                     -----------
Total Service                                                            463,828
                                                                     -----------

--------------------------------------------------------------------------------
EQUITY INCOME FUND         PORTFOLIO OF INVESTMENTS                   8/31/2004
                                 CONTINUED
                                                                        VALUE
COMPANY                                                  SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Technology (3.90%)
Business - Mechanics & Sftwr (.56%)
Pitney Bowes Inc.                                         1,880       $   81,893

Electronic (1.43%)
Hewlett-Packard Co                                        4,650           83,189
Intel Corp.                                               5,863          124,823
                                                                     -----------
                                                                         208,012
                                                                     -----------
Office Equipment (.48%)
Diebold Inc.                                              1,446           70,695

Software (1.43%)
Microsoft Corp.                                           4,873          133,033
Reynolds & Reynolds Co/The                                3,104           76,079
                                                                     -----------
                                                                         209,112
                                                                     -----------
Total Technology                                                         569,712
                                                                     -----------
Utility (6.96%)

Electric (1.44%)
Consolidated Edison, Inc.                                  5000          210,080

Electronic (2.35%)
Calpine Corp.*                                           35,041          119,840
Cinergy Corp.                                             1,780           72,054
SCANA Corp.                                               4,000          151,760
                                                                     -----------
                                                                         343,654
                                                                     -----------
Energy (1.63%)
Entergy Corp.                                             1,446           87,194
Exelon Corp.                                              2,546           93,820
Progress Energy Inc.                                      1,279           56,135
                                                                     -----------
                                                                         237,149
                                                                     -----------
Telephone (1.54%)
SBC Communications Inc.                                   8,744          225,508
                                                                     -----------
Total Utility                                                          1,016,391
                                                                     -----------
Total Common Stock (9,499,462)                                        11,851,485
                                                                     -----------

* Non-Income Producing Security

      Par Value
      ---------

Short-Term Investments (20.22%)
   $   2,200,000   United States Treasury Bills 09/16/04 (b)           2,198,831
         377,561   First American Prime Obligation Fund                  377,561
         377,561   First American Government Obligation Fund             377,561
                                                                     -----------
                   Total Short-Term Investments (Cost $2,953,953)      2,953,953
                                                                     -----------
                   Total Investments (Cost $12,453,415)(a) (101.35%)  14,805,438
                   Net Liabilities (-1.35%)                            (198,669)
                                                                     -----------
                       Net Assets (100.00%)                          $14,606,769
                                                                     ===========

(a) Aggregate cost for federal income tax purposes is $12,453,415. At August 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                       Unrealized appreciation                       $ 2,628,768
                       Unrealized depreciation                         (276,745)
                                                                     -----------
                       Net unrealized appreciation                   $ 2,352,023
                                                                     ===========

(b At August 31, 2004, certain United States Treasury Bills with a market value of $299,820 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2004: (Contracts-$500 times premium/delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                   Russell 2000 Index:
                   9/Sept 04/Long                                    $    46,660
                                                                     ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EUROPEAN GROWTH &             PORTFOLIO OF INVESTMENTS                8/31/2004
   INCOME FUND

COMPANY                                                    SHARES         VALUE
--------------------------------------------------------------------------------
Common Stock (98.74%)
Banking and Financial Service (31.97%)
Bank & Bank Holding Co (15.98%)
ABN AMRO Holding NV ADR                                     2,987      $  63,593
Banco Bilbao Vizcaya Argentaria SA ADR                      5,914         79,248
Banco Santander Central Hispano SA ADR                      8,958         88,415
Barclays PLC ADR                                            5,651        211,234
Credit Suisse Group ADR                                     2,253         70,429
Deutsche Bank AG                                            1,049         72,066
ING Groep NV ADR                                            3,394         82,949
UBS AG ADR                                                  2,175        146,791
                                                                      ----------
                                                                         814,725
                                                                      ----------
Finance Company (5.80%)
HSBC Holdings PLC ADR                                       3,800        295,944

Financial Service (4.76%)
Allianz AG ADR                                              6,557         63,537
BNP Paribas ADR                                             3,352        101,374
Lloyds TSB Group Plc ADR                                    2,555         77,825
                                                                      ----------
                                                                         242,736
                                                                      ----------
Insurance (4.86%)
Aegon NV ADR                                                2,466         26,485
AXA ADR                                                     4,884        100,366
Royal & Sun Alliance Insurance Group ADR                    1,527          9,941
Swiss Reinsurance ADR                                         860         48,627
Vivendi Universal SA*                                       1,850         46,010
Zurich Financial Services AG ADR                            1,165         16,239
                                                                      ----------
                                                                         247,668
                                                                      ----------
Investment Co (.57%)
Prudential PLC ADR                                          1,823         29,241
                                                                      ----------
Total Banking & Financial Service                                      1,630,314
                                                                      ----------
Consumer Cyclical (1.26%)
Auto & Truck (1.26%)
DaimlerChrysler AG                                          1,535         64,117
                                                                      ----------
Total Consumer Cyclical                                                   64,117
                                                                      ----------
Consumer Non-Durable (22.69%)
Communications & Media(.56%)
Telefonaktiebolaget LM Ericsson*                            1,047         28,311

--------------------------------------------------------------------------------
EUROPEAN GROWTH &             PORTFOLIO OF INVESTMENTS                8/31/2004
   INCOME FUND                      CONTINUED

COMPANY                                                    SHARES         VALUE
--------------------------------------------------------------------------------
Consumer Product (1.28%)
Unilever NV ADR                                             1,088      $  65,345
Cosmetic & Soap (.73%)
L'Oreal SA ADR                                              2,805         37,260
Drugs (14.11%)
AstraZeneca Plc ADR                                         2,965        137,961
GlaxoSmithKline PLC ADR                                     5,444        223,966
Novartis AG ADR                                             4,557        211,673
Roche Holding AG ADR                                        1,508        145,978
                                                                      ----------
                                                                         719,578
                                                                      ----------
Food Beverage & Tobacco (3.43%)
Nestle SA ADR                                               2,965        175,076
Retail - Food and Drugs (2.58)
Diageo PLC ADR                                              1,535         76,673
Koninklijke Ahold NV ADR                                    8,779         55,132
                                                                      ----------
                                                                         131,805
                                                                      ----------
Total Consumer Non-Durable                                             1,157,375
                                                                      ----------
Energy (19.74)
Miscellaneous (4.38%)
Total SA                                                    2,279        223,319

Oil & Gas - International (13.02)
BP PLC ADR                                                  6,176        331,651
Royal Dutch Petroleum Co ADR                                3,920        198,705
Shell Transport & Trading Co. PLC ADR                       3,019        133,742
                                                                      ----------
                                                                         664,098
                                                                      ----------
Oil & Gas - Service (2.34%)
ENI SpA ADR                                                 1,161        119,444
                                                                      ----------
Total Energy                                                           1,006,861
                                                                      ----------
Manufacturing (4.11%)
Chemical (1.76%)
BASF AG ADR                                                 1,000         54,390
Bayer AG ADR                                                1,355         35,162
                                                                      ----------
                                                                          89,552
                                                                      ----------
Diversified (2.35%)
Siemens AG ADR                                              1,735        119,802
                                                                      ----------
Total Manufacturing                                                      209,354
                                                                      ----------
Technology (7.51%)
Electronic (.95%)
Koninklijke Philips Electronics NV ADR                      2,084         48,349

Software (1.07%)
SAP AG ADR                                                  1,500         54,690

Telecommunication (5.49%)
Deutsche Telekom AG ADR*                                    4,425         77,570
Nokia OYJ ADR                                              11,328        134,577
Telecom Italia SpA ADR                                      2,247         67,432
                                                                      ----------
                                                                         279,579
                                                                      ----------
Total Technology                                                         382,618
                                                                      ----------
Utility(11.46%)
Electronic (1.60%)
E.ON AG ADR                                                 1,145         81,581
Telephone (9.24%)
Alcatel SA ADR*                                             1,572         18,440
BT Group PLC ADR                                            1,560         51,792
Telefonica SA ADR                                           2,983        128,030
Vodafone Group PLC ADR                                     11,910        272,739
                                                                      ----------
                                                                         471,001
                                                                      ----------
Water (.62%)
Suez SA ADR                                                 1,637         31,856
                                                                      ----------
Total Utility                                                            584,438
                                                                      ----------
Total Common Stock (5,211,533)                                         5,035,077
                                                                      ----------

     Par Value
     ---------

Short-Term Investments (0.91%)
    $    23,210   First American Government Obligation Fund               23,210
         23,210   First American Prime Obligation Fund                    23,210
                                                                      ----------
                  Total Short-Term Investments (Cost $46,420)             46,420
                                                                      ----------
                  Total Investments (Cost $5,257,953)(a) (99.65%)      5,081,497
                  Other Net Assets (0.35%)                                17,957
                                                                      ----------
                     Net Assets (100.00%)                             $5,099,454
                                                                      ==========

*  Non-Income Producing Security
** Unsponsored ADR
   ADR - American Depository Receipts

(a) Aggregate cost for federal income tax purposes is $5,257,953.
    At August 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                     Unrealized appreciation                          $  535,338
                     Unrealized depreciation                           (711,794)
                                                                      ----------
                        Net unrealized depreciation                   $(176,456)
                                                                      ==========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND      PORTFOLIO OF INVESTMENTS               8/31/2004

                                                                        VALUE
COMPANY                                                    SHARES      (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (99.20%)
Capital Good (.47%)
Intersil Corp.                                              1,947    $    33,936
Molex Inc.                                                  1,429         41,255
                                                                     -----------
Total Capital Good                                                        75,191
                                                                     -----------
Consumer Cyclical (4.63%)
Bed Bath & Beyond Inc.*                                     5,835        218,346
Costco Wholesale Corp.                                      3,598        148,130
Dollar Tree Stores Inc.*                                    1,584         37,240
Fastenal Co                                                 1,054         66,170
Gentex Corp.                                                1,165         40,006
Paccar Inc.                                                 2,859        172,083
Petsmart Inc.                                               2,060         57,804
                                                                     -----------
Total Consumer Cyclical                                                  739,779
                                                                     -----------
Consumer Non-Durable (16.62%)
Biomet Inc.                                                 5,009        228,661
Cintas Corp.                                                3,030        124,260
Comcast Corp.*                                             13,616        383,563
Dentsply International Inc.                                 1,174         59,815
EchoStar Communications Corp.*                              3,532        108,256
Express Scripts Inc.*                                       1,022         64,590
First Health Group Corp.*                                   1,378         21,015
Gilead Sciences Inc.*                                       2,974        205,593
Henry Schein Inc.*                                            593         36,932

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND      PORTFOLIO OF INVESTMENTS               8/31/2004
                                  CONTINUED
                                                                        VALUE
COMPANY                                                    SHARES      (NOTE 1)
--------------------------------------------------------------------------------
IAC/InterActiveCorp*                                       10,583    $   241,398
Lincare Holdings Inc.*                                      1,389         44,642
Medimmune Inc.*                                             3,923         93,642
Millennium Pharmaceuticals Inc.*                            4,879         58,011
Patterson Cos Inc.*                                           953         69,788
Paychex Inc.                                                5,208        154,521
Ross Stores Inc.                                            2,199         46,509
Staples Inc.                                                4,953        142,052
Starbucks Corp.*                                            8,010        346,352
Teva Pharmaceutical Industries Ltd.                         5,960        162,410
Whole Foods Market Inc.                                       869         67,547
                                                                     -----------
Total Consumer Non-Durable                                             2,659,557
                                                                     -----------
Energy (.28%)
Patterson-UTI Energy Inc.                                   2,586         44,790
                                                                     -----------
Total Energy                                                              44,790
                                                                     -----------
Manufacturing (6.97%)
Applied Materials Inc.*                                    12,679        201,469
CDW Corp.                                                   1,278         74,763
Citrix Systems Inc.                                         2,835         45,105
Comverse Technology Inc.*                                   2,942         51,514
Dell Inc.*                                                 13,559        472,396
Garmin Ltd.                                                 1,391         54,124
Lam Research Corp.*                                         1,871         40,320
Novellus Systems Inc.*                                      2,183         53,331
Sigma-Aldrich Corp.                                           968         55,457
Smurfit-Stone Container Corp.*                              3,759         66,685
                                                                     -----------
Total Manufacturing                                                    1,115,164
                                                                     -----------
Service (2.97%)
Apollo Group Inc.*                                          2,590        202,020
Career Education Corp.*                                     1,414         43,608
Fiserv Inc.*                                                3,595        125,034
Lamar Advertising Co*                                       1,224         53,477
Mercury Interactive Corp.*                                  1,482         51,144
                                                                     -----------
Total Service                                                            475,283
                                                                     -----------
Technolocy (66.31%)
Adobe Systems Inc.                                          3,451        158,297
Altera Corp.*                                               7,747        146,573
Amazon.Com Inc.*                                            3,964        151,187
American Power Conversion Corp.*                            2,947         49,510
Amgen Inc.*                                                 8,601        509,953
Apple Computer Inc.*                                        7,500        258,675
ATI Technologies Inc.*                                      3,325         48,080
BEA Systems Inc.*                                           5,469         36,095
Biogen Idec Inc.*                                           5,407        320,797
Broadcom Corp.*                                             3,324         90,213
Cephalon Inc.*                                                744         34,975
Check Point Software Technologies*                          3,587         62,916
Chiron Corp.*                                               3,814        161,637
Cisco Systems Inc.*                                        34,087        639,472
Compuware Corp.*                                            3,451         15,633
eBay Inc.*                                                  7,093        613,828
Electronic Arts Inc.*                                       4,382        218,136
Flextronics International Ltd.*                             8,478        105,212
Genzyme Corp.*                                              4,086        220,644
Intel Corp.                                                32,021        681,727
Intuit Inc.*                                                3,606        152,498
Invitrogen Corp.*                                             742         36,729
JDS Uniphase Corp.*                                        24,075         74,873
Juniper Networks Inc.*                                      3,957         90,576
Kla-Tencor Corp.*                                           3,459        129,228
Level 3 Communications Inc.*                                9,285         24,327
Linear Technology Corp.                                     6,070        217,124
Marvell Technology Group Ltd.*                              3,356         77,591
Maxim Integrated Products Inc.                              6,684        290,286
Microchip Technology Inc.                                   2,516         66,397
Microsoft Corp.                                            52,410      1,430,793
Network Appliance Inc.*                                     5,366        107,696
Nextel Communications Inc.*                                19,726        457,446
Nvidia Corp.*                                               2,714         33,816
Oracle Corp.*                                              31,200        311,064
Peoplesoft Inc.*                                            7,668        133,423
Pixar*                                                        808         62,798
QLogic Corp.*                                               1,377         35,953
Qualcomm Inc.                                              28,044      1,067,074
Research In Motion Ltd.*                                    2,188        131,761
Sandisk Corp.*                                              2,024         47,260
Sanmina-SCI Corp.*                                          8,179         56,599
Siebel Systems Inc.*                                        8,620         65,598
Sun Microsystems Inc.*                                     21,116         81,085
Symantec Corp.*                                             4,733        226,995
Synopsys Inc.*                                              2,087         33,309
Tellabs Inc.*                                               3,436         31,165
VeriSign Inc.*                                              3,318         57,600
Veritas Software Corp.*                                     6,356        106,272
Xilinx Inc.                                                 6,651        182,437
Yahoo! Inc.*                                                9,304        265,259
                                                                     -----------
Total Technology                                                      10,608,592
                                                                     -----------
Transportation (.95%)
CH Robinson Worldwide Inc.                                  1,223         52,185
Expeditors International Washington Inc.                    1,500         73,170
Ryanair Holdings plc*                                         880         27,324
                                                                     -----------
Total Transportation                                                     152,679
                                                                     -----------
Total Common Stock ($20,786,982)                                      15,871,035
                                                                     -----------

     Par Value
     ---------

Short-Term Investments (2.83%)
   $   100,000   United States Treasury Bills 11/04/04               $    99,754
       176,859   First American Prime Obligation Fund                    176,859
       176,859   First American Government Obligation Fund               176,859
                                                                     -----------
                 Total Short-Term Investments (Cost $453,472)            453,472
                                                                     -----------
                 Total Investments (Cost $21,240,454) (a) (102.03%)   16,324,507
                 Other Net Liabilities (-2.03%)                        (325,275)
                                                                     -----------
                    Net Assets (100.00%)                             $15,999,232
                                                                     ===========

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $21,240,454. At August 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                    Unrealized appreciation                         $ 1,759,678
                    Unrealized depreciation                          (6,675,625)
                                                                    -----------
                       Net unrealized depreciation                  $(4,915,947)
                                                                    ===========

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
                                AUGUST 31, 2004

--------------------------------------------------------------------------------

                                                                                         California
                                                                   California Tax-         Insured         California Tax-
                                                                     Free Money          Intermediate        Free Income
                                                                     Market Fund            Fund                Fund
                                                                 -----------------------------------------------------------
ASSETS
   Investments at market value (identified cost $92,216,653
   $24,921,612, $141,986,465, $28,790,582, $40,110,386,
   and $16,131,357 respectively)(Note 1)                            $ 92,216,653         $ 26,005,683        $156,968,058
   Cash                                                                  924,189               88,156              18,005
   Interest receivable                                                   136,870              297,013           1,578,436
   Receivable for fund shares sold                                        69,519                   --               3,222
                                                                 -----------------------------------------------------------
      Total Assets                                                    93,347,231           26,390,852         158,567,721
                                                                 -----------------------------------------------------------

LIABILITIES
   Payable to Investment Advisor                                          24,766                9,734              64,762
   Accrued 12b-1 fee - K Shares                                               --                   --                  --
   Accrued shareholder service fee - K Shares                                 --                   --                  --
   Accrued expenses                                                       20,584                7,761              35,767
   Payable for fund shares redeemed                                      120,784                  463               6,778
   Distributions payable                                                   1,267               19,886             133,103
                                                                 -----------------------------------------------------------
      Total Liabilities                                                  167,401               37,844             240,410
                                                                 -----------------------------------------------------------

NET ASSETS:                                                         $ 93,179,830         $ 26,353,008        $158,327,311
                                                                 ===========================================================

Net Assets at August 31, 2004 consist of
   Paid-in capital                                                  $ 93,183,088         $ 25,211,121        $140,375,363
   Undistributed net investment income                                        --                3,395             329,035
   Accumulated net realized gains (losses)                                (3,258)              54,421           2,641,320
   Unrealized appreciation (depreciation) of investments                      --            1,084,071          14,981,593
                                                                 -----------------------------------------------------------
                                                                    $ 93,179,830         $ 26,353,008        $158,327,311
                                                                 ===========================================================

NET ASSETS
   Direct Shares                                                    $ 93,179,830         $ 26,353,008        $158,327,311
                                                                 ===========================================================
   K Shares                                                         $         --         $         --        $         --
                                                                 ===========================================================

SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)          93,246,459            2,400,618          12,392,291
                                                                 ===========================================================
   K Shares (no par value, unlimited shares authorized)                       --                   --                  --
                                                                 ===========================================================

NET ASSET VALUE PER SHARE
   Direct Shares                                                    $       1.00         $      10.98        $      12.78
                                                                 ===========================================================
   K Shares                                                         $         --         $         --        $         --
                                                                 ===========================================================


                                                                      U.S.            The United         Short-Term U.S
                                                                   Government       States Treasury        Government
                                                                 Securities Fund         Trust              Bond Fund
                                                                 -------------------------------------------------------
ASSETS
   Investments at market value (identified cost $92,216,653
   $24,921,612, $141,986,465, $28,790,582, $40,110,386,
   and $16,131,357 respectively)(Note 1)                          $ 28,901,168        $ 40,110,386        $ 16,102,794
   Cash                                                                 53,859              32,187              16,332
   Interest receivable                                                 213,658                  --             178,372
   Receivable for fund shares sold                                      15,740              21,332              47,960
                                                                 -------------------------------------------------------
      Total Assets                                                  29,184,425          40,163,905          16,345,458
                                                                 -------------------------------------------------------

LIABILITIES
   Payable to Investment Advisor                                        11,501               6,813               1,362
   Accrued 12b-1 fee - K Shares                                            631                 386                 488
   Accrued shareholder service fee - K Shares                            1,669               1,029               1,553
   Accrued expenses                                                     15,254              13,954               7,954
   Payable for fund shares redeemed                                         --              54,641                  75
   Distributions payable                                                12,401                 449                 597
                                                                 -------------------------------------------------------
      Total Liabilities                                                 41,456              77,272              12,029
                                                                 -------------------------------------------------------

NET ASSETS:                                                       $ 29,142,969        $ 40,086,633        $ 16,333,429
                                                                 =======================================================

Net Assets at August 31, 2004 consist of
   Paid-in capital                                                $ 28,783,447        $ 40,084,229        $ 16,354,082
   Undistributed net investment income                                   3,018                  --               1,294
   Accumulated net realized gains (losses)                             245,918               2,404               6,616
   Unrealized appreciation (depreciation) of investments               110,586                  --             (28,563)
                                                                 -------------------------------------------------------
                                                                  $ 29,142,969        $ 40,086,633        $ 16,333,429
                                                                 =======================================================

NET ASSETS
   Direct Shares                                                  $ 27,453,976        $ 39,143,090        $ 15,098,044
                                                                 =======================================================
   K Shares                                                       $  1,688,993        $    943,543        $  1,235,385
                                                                 =======================================================

SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)         2,590,102          39,140,478           1,496,561
                                                                 =======================================================
   K Shares (no par value, unlimited shares authorized)                158,591             943,567             122,372
                                                                 =======================================================

NET ASSET VALUE PER SHARE
   Direct Shares                                                  $      10.60        $       1.00        $      10.09
                                                                 =======================================================
   K Shares                                                       $      10.65        $       1.00        $      10.10
                                                                 =======================================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
                                AUGUST 31, 2004

--------------------------------------------------------------------------------

                                                                                                       S&P
                                                                S&P 500 Index      S&P MidCap        SmallCap
                                                                     Fund          Index Fund       Index Fund
                                                                 --------------------------------------------------
ASSETS
   Investments at market value (identified cost $95,699,658,
   $101,523,280, $19,393,607, $12,453,415, $5,257,953 and
   $21,240,454 respectively)(Note 1)                             $ 108,417,908    $ 125,896,680    $  23,384,564
   Cash                                                                     --               --               --
   Interest receivable                                                      79            2,928              512
   Dividend receivable                                                 193,877          115,759           10,645
   Receivable for securities sold                                           --        3,298,817               --
   Receivable for fund shares sold                                      58,812          136,906           68,030
   Variation margin receivable                                           5,435           27,643            8,700
                                                                 --------------------------------------------------
      Total Assets                                                 108,676,111      129,478,733       23,472,451
                                                                 --------------------------------------------------
LIABILITIES
   Cashover Draft                                                       52,149           84,003            7,378
   Payable for securities purchased                                         --               --               --
   Payable for fund shares repurchased                                  12,524          187,974               --
   Payable to Investment Advisor                                         8,702           32,837            7,531
   Accrued 12b-1 fee - K Shares                                            854              952            1,075
   Accrued shareholder service fee - K Shares                            2,222            2,538            2,763
   Accrued expenses                                                     33,220           33,742           11,017
                                                                 --------------------------------------------------
      Total Liabilities                                                109,671          342,046           29,764
                                                                 --------------------------------------------------

NET ASSETS:                                                      $ 108,566,440    $ 129,136,687    $  23,442,687
                                                                 ==================================================

Net Assets at August 31, 2004 consist of
   Paid-in capital                                               $ 105,619,027    $ 106,843,849    $  18,363,458
   Undistributed net investment income                                 288,290          160,265            7,701
   Accumulated net realized gains (losses)                         (10,064,772)      (2,183,884)       1,072,390
   Unrealized appreciation (depreciation) of investments            12,718,250       24,373,400        3,990,957
   Unrealized appreciation (depreciation) of futures contracts           5,645          (56,943)           8,181
                                                                 --------------------------------------------------
                                                                 $ 108,566,440    $ 129,136,687    $  23,442,687
                                                                 ==================================================

NET ASSETS
   Direct Shares                                                 $ 106,305,073    $ 126,677,679    $  20,742,395
                                                                 ==================================================
   K Shares                                                      $   2,261,367    $   2,459,008    $   2,700,292
                                                                 ==================================================

SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)         4,763,520        6,666,692        1,308,378
                                                                 ==================================================
   K Shares (no par value, unlimited shares authorized)                101,078          129,404          170,684
                                                                 ==================================================

NET ASSET VALUE PER SHARE
   Direct Shares                                                 $       22.32    $       19.00    $       15.85
                                                                 ==================================================
   K Shares                                                      $       22.37    $       19.00    $       15.82
                                                                 ==================================================

                                                                   Equity          European
                                                                   Income           Growth &        Nasdaq-100
                                                                    Fund          Income Fund       Index Fund
                                                                -----------------------------------------------
ASSETS
   Investments at market value (identified cost $95,699,658,
   $101,523,280, $19,393,607, $12,453,415, $5,257,953 and
   $21,240,454 respectively)(Note 1)                            $  14,805,438    $   5,081,497    $  16,324,507
   Cash                                                                    --            4,409               --
   Interest receivable                                                    283               40              268
   Dividend receivable                                                 25,014           23,827            9,598
   Receivable for securities sold                                          --               --               --
   Receivable for fund shares sold                                      6,291           11,186           18,290
   Variation margin receivable                                         21,298               --               --
                                                                -----------------------------------------------
      Total Assets                                                 14,858,324        5,120,959       16,352,663
                                                                -----------------------------------------------
LIABILITIES
   Cashover Draft                                                      18,580               --          312,514
   Payable for securities purchased                                   210,080               --               --
   Payable for fund shares repurchased                                  7,156           10,939           23,352
   Payable to Investment Advisor                                        6,076            2,902            3,837
   Accrued 12b-1 fee - K Shares                                           539              442              656
   Accrued shareholder service fee - K Shares                           1,230            1,162            1,913
   Accrued expenses                                                     7,894            6,060           11,159
                                                                -----------------------------------------------
      Total Liabilities                                               251,555           21,505          353,431
                                                                -----------------------------------------------

NET ASSETS:                                                     $  14,606,769    $   5,099,454    $  15,999,232
                                                                ===============================================

Net Assets at August 31, 2004 consist of
   Paid-in capital                                              $  12,625,718    $   5,518,149    $  30,441,011
   Undistributed net investment income                                 36,738           18,491               --
   Accumulated net realized gains (losses)                           (454,370)        (260,730)      (9,525,832)
   Unrealized appreciation (depreciation) of investments            2,352,023         (176,456)      (4,915,947)
   Unrealized appreciation (depreciation) of futures contracts         46,660               --               --
                                                                -----------------------------------------------
                                                                $  14,606,769    $   5,099,454    $  15,999,232
                                                                ===============================================

NET ASSETS
   Direct Shares                                                $  13,137,065    $   3,922,662    $  14,348,646
                                                                ===============================================
   K Shares                                                     $   1,469,704    $   1,176,792    $   1,650,586
                                                                ===============================================

SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)          933,687          552,734        4,150,166
                                                                ===============================================
   K Shares (no par value, unlimited shares authorized)               104,224          165,458          478,826
                                                                ===============================================

NET ASSET VALUE PER SHARE
   Direct Shares                                                $       14.07    $        7.10    $        3.46
                                                                ===============================================
   K Shares                                                     $       14.10    $        7.11    $        3.45
                                                                ===============================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2004

--------------------------------------------------------------------------------

                                                                    California
                                                  California Tax-    Insured    California Tax-     U.S.
                                                    Free Money     Intermediate   Free Income    Government
                                                    Market Fund        Fund          Fund     Securities Fund
                                                    ----------------------------------------------------------
Investment Income
   Interest income                                  $   839,303    $   996,830    $ 7,606,016   $ 1,124,545
                                                    ----------------------------------------------------------

Expenses
   Management fees (Note 2)                             428,854        140,439        817,850       153,796
   Transfer agent fees                                   31,618         16,329         65,290        23,460
   Accounting services                                   51,057         20,859         93,080        25,247
   Custodian fees                                         8,948          2,583         12,101         4,056
   Legal and audit fees                                  21,058          9,642         36,875        11,034
   Trustees fees                                          6,024          6,006          6,078         2,002
   Insurance                                              3,243          1,122          7,577         1,276
   Printing                                               2,857            863          6,325         2,931
   12b-1 Fees - K Shares                                     --             --             --         1,669
   Shareholder Service Fee - K Shares                        --             --             --         1,669
   Registration & dues                                    1,850            830          2,138         4,966
                                                    ----------------------------------------------------------
      Total Expenses                                    555,509        198,713      1,047,314       232,106
         Less reimbursement from manager (Note 2)      (178,118)       (32,995)            --       (28,834)
                                                    ----------------------------------------------------------
      Net Expenses                                      377,391        165,718      1,047,314       203,272
                                                    ----------------------------------------------------------
         Net Investment Income                          461,912        831,112      6,558,702       921,273
                                                    ----------------------------------------------------------

Realized and Unrealized Gain on Investments
   Net realized gain from security transactions              --         54,419      2,804,832       263,551
   Change in unrealized appreciation of investments          --        388,836        184,057        10,691
                                                    ----------------------------------------------------------
   Net realized and unrealized gain on
      investments                                            --        443,255      2,988,889       274,242
                                                    ----------------------------------------------------------
   Net increase in net assets resulting from
      operations                                    $   461,912    $ 1,274,367    $ 9,547,591   $ 1,195,515
                                                    ==========================================================

                                                                     Short-Term
                                                      The United        U.S.
                                                    States Treasury  Government
                                                         Trust        Bond Fund
                                                    ---------------------------
Investment Income
   Interest income                                   $   407,728    $   300,996
                                                    ---------------------------

Expenses
   Management fees (Note 2)                              206,814         91,269
   Transfer agent fees                                    25,531         18,784
   Accounting services                                    28,863         17,087
   Custodian fees                                          4,419          1,949
   Legal and audit fees                                   14,714          8,207
   Trustees fees                                           2,000          2,001
   Insurance                                               1,536            622
   Printing                                                2,628          1,156
   12b-1 Fees - K Shares                                   1,029          1,553
   Shareholder Service Fee - K Shares                      1,029          1,553
   Registration & dues                                     5,506          4,299
                                                    ---------------------------
      Total Expenses                                     294,069        148,480
         Less reimbursement from manager (Note 2)       (141,755)       (54,105)
                                                    ---------------------------
      Net Expenses                                       152,314         94,375
                                                    ---------------------------
         Net Investment Income                           255,414        206,621
                                                    ---------------------------

Realized and Unrealized Gain on Investments
   Net realized gain from security transactions            2,510          8,934
   Change in unrealized appreciation of investments           --        (19,364)
                                                    ---------------------------
   Net realized and unrealized gain on
      investments                                          2,510        (10,430)
                                                    ---------------------------
   Net increase in net assets resulting from
      operations                                     $   257,924        196,191
                                                    ===========================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2004

--------------------------------------------------------------------------------


                                                                             S&P 500        S&P MidCap    S&P SmallCap
                                                                            Index Fund      Index Fund      Index Fund
                                                                           ---------------------------------------------
Investment Income
   Interest income                                                         $     16,486    $     23,145    $     10,819
   Dividend income                                                            1,832,871       1,405,831         192,429
                                                                           ---------------------------------------------
      Total                                                                   1,849,357       1,428,976         203,248
                                                                           ---------------------------------------------

Expenses
   Management fees (Note 2)                                                     272,236         495,417         111,032
   Transfer agent fees                                                           53,976          55,055          22,519
   Accounting services                                                           66,375          73,403          20,512
   Custodian fees                                                                10,053          10,456           6,387
   Legal and audit fees                                                          29,600          25,190           8,918
   Trustees fees                                                                  2,000           2,001           2,006
   Insurance                                                                      3,675           3,661             657
   Printing                                                                      10,874           9,881           3,226
   Registration & dues                                                            8,665           9,255           5,449
   12b-1 Fees - K Shares                                                          2,222           2,538           2,763
   Shareholder Service Fee - K Shares                                             2,222           2,538           2,763
   Licensing fee                                                                 10,106          10,130           1,606
                                                                           ---------------------------------------------
      Total Expenses                                                            472,004         699,525         187,838
         Less reimbursement from manager (Note 2)                              (173,545)       (100,400)        (37,970)
                                                                           ---------------------------------------------
      Net Expenses                                                              298,459         599,125         149,868
                                                                           ---------------------------------------------
         Net Investment Income (loss)                                         1,550,898         829,851          53,380
                                                                           ---------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) from security transactions                         (187,936)        759,262       1,262,635
   Net realized gain (loss) from futures contracts                              454,361         903,501          44,823
   Change in unrealized appreciation (depreciation) of
      investments                                                             9,198,454      10,585,956       1,277,943
   Change in unrealized appreciation (depreciation) of futures contracts        (60,572)       (206,760)        (20,844)
                                                                           ---------------------------------------------
   Net realized and unrealized gain on investments                            9,404,307      12,041,959       2,564,557
                                                                           ---------------------------------------------
   Net increase in net assets resulting from operations                    $ 10,955,205    $ 12,871,810    $  2,617,937
                                                                           =============================================

                                                                                             European
                                                                           Equity Income     Growth &       Nasdaq-100
                                                                               Fund         Income Fund     Index Fund
                                                                           --------------------------------------------
Investment Income
   Interest income                                                         $     21,517    $        954    $      4,708
   Dividend income                                                              226,108         127,676          45,507
                                                                           --------------------------------------------
      Total                                                                     247,625         128,630          50,215
                                                                           --------------------------------------------

Expenses
   Management fees (Note 2)                                                      63,034          37,927          88,112
   Transfer agent fees                                                           17,683          14,974          23,319
   Accounting services                                                           15,140           9,837          17,414
   Custodian fees                                                                 1,627           2,802           4,395
   Legal and audit fees                                                           7,456           5,830           8,269
   Trustees fees                                                                  2,012           1,952           1,994
   Insurance                                                                        365             116             483
   Printing                                                                       1,941           1,474           3,982
   Registration & dues                                                            4,610           1,754           6,208
   12b-1 Fees - K Shares                                                          1,230           1,162           1,913
   Shareholder Service Fee - K Shares                                             1,230           1,162           1,913
   Licensing fee                                                                     --              --           5,035
                                                                           --------------------------------------------
      Total Expenses                                                            116,328          78,990         163,037
         Less reimbursement from manager (Note 2)                               (13,530)        (34,525)        (44,665)
                                                                           --------------------------------------------
      Net Expenses                                                              102,798          44,465         118,372
                                                                           --------------------------------------------
         Net Investment Income (loss)                                           144,827          84,165         (68,157)
                                                                           --------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) from security transactions                          374,115         (32,592)     (1,764,907)
   Net realized gain (loss) from futures contracts                              194,491         (28,906)        230,041
   Change in unrealized appreciation (depreciation) of
      investments                                                               893,108         540,073       1,824,097
   Change in unrealized appreciation (depreciation) of futures contracts         21,755              --         (59,360)
                                                                           --------------------------------------------
   Net realized and unrealized gain on investments                            1,483,469         478,575         229,871
                                                                           --------------------------------------------
   Net increase in net assets resulting from operations                    $  1,628,296    $    562,740    $    161,714
                                                                           ============================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                         California Tax-Free              California Insured
                                                          Money Market Fund                Intermediate Fund
                                                   ------------------------------    -------------------------------
                                                     Year Ended       Year Ended      Year Ended        Year Ended
                                                     August 31,       August 31,       August 31,       August 31,
                                                        2004             2003            2004              2003
                                                   -----------------------------------------------------------------
Operations
   Net investment income                           $     461,912    $     645,114    $     831,112    $     833,139
   Net realized gain (loss) on investments                    --           (3,258)          54,419          425,965
   Change in unrealized
      appreciation (depreciation) of investments              --               --          388,836         (972,397)
                                                   -----------------------------------------------------------------
   Net increase in net assets resulting
      from operations                                    461,912          641,856        1,274,367          286,707
   Undistributed investment income
      included in price of shares sold
       and repurchased                                        --               --               --             (456)

Distributions to Shareholders
   Distributions from net investment
      income                                            (461,912)        (645,114)        (835,074)        (830,980)
   Distributions from realized capital
      gains on investments                                    --               --          (78,682)        (511,265)

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
       transactions                                    4,376,024       (4,563,940)      (1,913,347)       1,856,531
                                                   -----------------------------------------------------------------
   Total increase (decrease)                           4,376,024       (4,567,198)      (1,552,736)         800,537

Net Assets
   Beginning of year                                  88,803,806       93,371,004       27,905,744       27,105,207
                                                   -----------------------------------------------------------------
   End of year                                     $  93,179,830    $  88,803,806    $  26,353,008    $  27,905,744
                                                   =================================================================

   Including undistributed net
   investment income of:                           $          --    $          --    $       3,395    $      21,325
                                                   =================================================================

                                                         California Tax-Free
                                                             Income Fund
                                                   -------------------------------
                                                     Year Ended       Year Ended
                                                     August 31,       August 31,
                                                        2004             2003
                                                   -------------------------------
Operations
   Net investment income                           $   6,558,702    $   7,351,341
   Net realized gain (loss) on investments             2,804,832        1,649,847
   Change in unrealized
      appreciation (depreciation) of investments         184,057       (6,385,442)
                                                   -------------------------------
   Net increase in net assets resulting
      from operations                                  9,547,591        2,615,746
   Undistributed investment income
      included in price of shares sold
       and repurchased                                        --          (65,722)

Distributions to Shareholders
   Distributions from net investment
      income                                          (6,615,271)      (7,287,147)
   Distributions from realized capital
      gains on investments                            (1,385,238)      (2,384,618)

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
       transactions                                  (15,708,184)     (27,298,506)
                                                   -------------------------------
   Total increase (decrease)                         (14,161,102)     (34,420,247)

Net Assets
   Beginning of year                                 172,488,413      206,908,660
                                                   -------------------------------
   End of year                                     $ 158,327,311    $ 172,488,413
                                                   ===============================

   Including undistributed net
   investment income of:                           $     329,035    $     506,382
                                                   ===============================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                          U.S. Government               The United States
                                                          Securities Fund                 Treasury Trust
                                                   -----------------------------   -----------------------------
                                                    Year Ended      Year Ended      Year Ended      Year Ended
                                                    August 31,      August 31,      August 31,      August 31,
                                                       2004            2003            2004            2003
                                                   -------------------------------------------------------------
Operations
   Net investment income                           $    921,273    $  1,069,782    $    255,414    $    371,220
   Net realized gain on investments                     263,551         946,601           2,510           5,486
   Change in unrealized
      appreciation (depreciation) of investments         10,691      (1,176,844)             --              --
                                                   -------------------------------------------------------------
   Net increase in net assets resulting
      from operations                                 1,195,515         839,539         257,924         376,706
   Undistributed investment income
      included in price of shares sold
       and repurchased                                       --          (4,381)             --              --

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                    (898,759)     (1,332,875)       (254,691)       (371,220)
      K Shares                                          (19,496)             --            (723)             --
   Distributions from realized capital
     gains on investments
      Direct Shares                                    (224,970)             --          (5,459)         (7,280)
      K Shares                                             (190)             --             (28)             --

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
       transactions                                  (2,494,552)     (1,191,709)       (544,900)    (10,376,732)
                                                   -------------------------------------------------------------
   Total increase (decrease)                         (2,442,452)     (1,689,426)       (547,877)    (10,378,526)

Net Assets
   Beginning of year                                 31,585,421      33,274,847      40,634,510      51,013,036
                                                   -------------------------------------------------------------
   End of year                                     $ 29,142,969    $ 31,585,421    $ 40,086,633    $ 40,634,510
                                                   =============================================================

   Including undistributed net
   investment income of:                           $      3,018    $         --    $         --    $         --
                                                   =============================================================

                                                           Short-Term U.S.
                                                        Government Bond Fund
                                                   ------------------------------
                                                    Year Ended       Year Ended
                                                    August 31,       August 31,
                                                       2004             2003
                                                   ------------------------------
Operations
   Net investment income                           $    206,621    $    228,078
   Net realized gain on investments                       8,934          33,884
   Change in unrealized
      appreciation (depreciation) of investments        (19,364)       (133,119)
                                                   ------------------------------
   Net increase in net assets resulting
      from operations                                   196,191         128,843
   Undistributed investment income
      included in price of shares sold
       and repurchased                                       --           5,482

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                    (203,269)       (227,749)
      K Shares                                           (4,384)             --
   Distributions from realized capital
     gains on investments
      Direct Shares                                     (14,053)             --
      K Shares                                               (4)             --

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
       transactions                                  (5,141,433)     10,651,423
                                                   ------------------------------
   Total increase (decrease)                         (5,166,952)     10,557,999

Net Assets
   Beginning of year                                 21,500,381      10,942,382
                                                   ------------------------------
   End of year                                     $ 16,333,429    $ 21,500,381
                                                   ==============================

   Including undistributed net
   investment income of:                           $      1,294    $      1,689
                                                   ==============================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                          S&P 500 Index Fund              S&P MidCap Index Fund
                                                   -------------------------------   -------------------------------
                                                     Year Ended       Year Ended        Year Ended      Year Ended
                                                     August 31,       August 31,        August 31,      August 31,
                                                        2004             2003              2004            2003
                                                   -----------------------------------------------------------------
Operations
   Net investment income                           $   1,550,898    $   1,380,709    $     829,851    $     708,857
   Net realized gain (loss) on investments              (187,936)       1,782,303          759,259           54,162
   Net realized gain (loss) on futures contracts         454,361          285,526          903,501         (338,584)
   Change in unrealized
      appreciation of investments                      9,198,454        6,973,080       10,585,959       14,003,959
   Change in unrealized appreciation
      of futures contracts                               (60,572)         107,430         (206,760)         233,046
                                                   -----------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations                10,955,205       10,529,048       12,871,810       14,661,440
   Undistributed investment income
      included in price of shares sold
       and repurchased                                        --          (10,787)              --          (21,908)

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                   (1,490,099)      (1,437,422)        (786,784)        (721,101)
      K Class                                             (4,752)              --           (1,247)              --
   Distributions from realized capital
     gains on investments
      Direct Shares                                           --               --               --               --
      K Class                                                 --               --               --               --

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
       transactions                                      842,061       (4,777,634)      13,281,899       (6,737,660)
                                                   -----------------------------------------------------------------
   Total increase (decrease)                          10,302,415        4,303,205       25,365,678        7,180,771

Net Assets
   Beginning of year                                  98,264,025       93,960,820      103,771,009       96,590,238
                                                   -----------------------------------------------------------------
   End of year                                     $ 108,566,440    $  98,264,025    $ 129,136,687    $ 103,771,009
                                                   =================================================================

   Including undistributed net
   investment income of:                           $     288,290    $     232,243    $     160,265    $     118,445
                                                   =================================================================

                                                       S&P SmallCap Index Fund
                                                   --------------------------------
                                                     Year Ended       Year Ended
                                                     August 31,       August 31,
                                                        2004             2003
                                                   --------------------------------
Operations
   Net investment income                           $      53,380    $      48,003
   Net realized gain (loss) on investments             1,262,635         (223,115)
   Net realized gain (loss) on futures contracts          44,823          151,045
   Change in unrealized
      appreciation of investments                      1,277,943        3,313,167
   Change in unrealized appreciation
      of futures contracts                               (20,844)          49,213
                                                   --------------------------------
   Net increase (decrease) in net
      assets resulting from operations                 2,617,937        3,338,313
   Undistributed investment income
      included in price of shares sold
       and repurchased                                        --             (544)

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                      (52,258)         (41,424)
      K Class                                                 --               --
   Distributions from realized capital
     gains on investments
      Direct Shares                                     (182,877)         (51,780)
      K Class                                               (312)              --

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
       transactions                                    2,534,475         (532,095)
                                                   --------------------------------
   Total increase (decrease)                           4,916,965        2,712,470

Net Assets
   Beginning of year                                  18,525,722       15,813,252
                                                   --------------------------------
   End of year                                     $  23,442,687    $  18,525,722
                                                   ================================

   Including undistributed net
   investment income of:                           $       7,701    $       6,579
                                                   ================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                         European Growth
                                                         Equity Income Fund               & Income Fund
                                                   -----------------------------   -----------------------------
                                                    Year Ended       Year Ended      Year Ended     Year Ended
                                                    August 31,       August 31,      August 31,     August 31,
                                                       2004             2003            2004           2003
                                                   -------------------------------------------------------------
Operations
   Net investment income (loss)                    $    144,827    $    116,271    $     84,165    $     50,410
   Net realized gain (loss) on investments              371,115        (167,786)        (32,592)          1,828
   Net realized gain (loss) on futures contracts        194,491          69,886         (28,906)             --
   Change in unrealized
      appreciation of investments                       914,863         884,219         540,073         172,978
   Change in unrealized appreciation
      of futures contracts                                3,000         (20,831)             --              --
                                                   -------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations                1,628,296         881,759         562,740         225,216
   Undistributed investment income
      included in price of shares sold
       and repurchased                                       --           1,233              --          (1,575)

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                    (133,721)       (112,369)        (72,550)        (37,320)
      K Shares                                             (956)             --          (6,306)             --

Capital Share Transactions
   Increase in net assets
      resulting from capital share
       transactions                                   3,295,317         786,237       1,251,172         820,820
                                                   -------------------------------------------------------------
   Total increase (decrease)                          4,788,936       1,556,860       1,735,056       1,007,141

Net Assets
   Beginning of year                                  9,817,833       8,260,973       3,364,398       2,357,257
                                                   -------------------------------------------------------------
   End of year                                     $ 14,606,769    $  9,817,833    $  5,099,454    $  3,364,398
                                                   =============================================================

   Including undistributed net
   investment income of:                           $     36,738    $     26,588    $     18,491    $     13,090
                                                   =============================================================


                                                       Nasdaq-100 Index Fund
                                                   -----------------------------
                                                     Year Ended      Year Ended
                                                     August 31,      August 31,
                                                        2004           2003
                                                   -----------------------------
Operations
   Net investment income (loss)                    $    (68,157)   $    (42,420)
   Net realized gain (loss) on investments           (1,764,906)     (2,137,456)
   Net realized gain (loss) on futures contracts        230,041         171,730
   Change in unrealized
      appreciation of investments                     1,764,736       5,700,746
   Change in unrealized appreciation
      of futures contracts                                   --          59,194
                                                   -----------------------------
   Net increase (decrease) in net
      assets resulting from operations                  161,714       3,751,794
   Undistributed investment income
      included in price of shares sold
       and repurchased                                       --          (4,679)

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                          --              --
      K Shares                                               --              --

Capital Share Transactions
   Increase in net assets
      resulting from capital share
       transactions                                     909,458       1,990,080
                                                   -----------------------------
   Total increase (decrease)                          1,071,172       5,737,195

Net Assets
   Beginning of year                                 14,928,060       9,190,865
                                                   -----------------------------
   End of year                                     $ 15,999,232    $ 14,928,060
                                                   =============================

   Including undistributed net
   investment income of:                           $         --    $         --
                                                   =============================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                    California Tax-Free Income Fund
                                                    -------------------------------
                                              Year Ended                       Year Ended
                                            August 31, 2004                  August 31, 2003
                                      --------------------------------------------------------------
                                         Shares          Value            Shares          Value
                                      --------------------------------------------------------------
Shares sold ....................       2,319,440    $  29,827,911        7,770,923    $ 101,005,637
Shares issued in reinvestment of
   distributions ...............         476,675        6,120,489          582,865        7,578,002
                                      --------------------------------------------------------------
                                       2,796,115       35,948,400        8,353,788      108,583,639
Shares repurchased .............      (4,027,520)     (51,656,584)     (10,361,336)    (135,882,145)
                                      --------------------------------------------------------------
   Net increase (decrease) .....      (1,231,405)   $ (15,708,184)      (2,007,548)   $ (27,298,506)
                                      ==============================================================

                                                  California Insured Intermediate Fund
                                                  ------------------------------------
                                             Year Ended                        Year Ended
                                           August 31, 2004                   August 31, 2003
                                      ------------------------------------------------------------
                                        Shares        Value               Shares         Value
                                      ------------------------------------------------------------
Shares sold ....................       257,322    $   2,849,192          592,416    $   6,603,082
Shares issued in reinvestment of
   distributions ...............        61,776          678,067           91,987        1,007,408
                                      ------------------------------------------------------------
                                       319,098        3,527,259          684,403        7,610,490
Shares repurchased .............      (502,444)      (5,440,606)        (517,192)      (5,753,959)
                                      ------------------------------------------------------------
   Net increase (decrease) .....      (183,346)   $  (1,913,347)         167,211    $   1,856,531
                                      ============================================================

                                                                                    The United States Treasury Trust
                                                                                    --------------------------------
                                    California Tax-Free Money Market              Direct Shares                  K Shares
                                    --------------------------------              -------------                  --------
                                       Year Ended       Year Ended        Year Ended         Year Ended     October 16, 2003*
                                    August 31, 2004   August 31, 2003   August 31, 2004   August 31, 2003   to August 31, 2004
                                    ---------------   ---------------   ---------------   ---------------   ------------------
                                      Shares/Value      Shares/Value      Shares/Value     Shares/Value         Shares/Value
                                    ---------------------------------   ---------------   ---------------   ------------------
Shares sold ....................       76,522,931        74,019,274        61,066,006       113,535,711           1,547,451
Shares issued in reinvestment of
   distributions ...............          396,128           621,574           249,705           356,883                 740
                                    ---------------------------------   ---------------   ---------------   ------------------
                                       76,919,059        74,640,848        61,315,711       113,892,594           1,548,191
Shares repurchased .............      (72,543,035)      (79,204,788)      (62,804,178)     (124,269,326)           (604,624)
                                    ---------------------------------   ---------------   ---------------   ------------------
   Net increase (decrease) .....        4,376,024        (4,563,940)       (1,488,467)      (10,376,732)            943,567
                                    =================================   ===============   ===============   ==================

                                                               Short-Term U.S. Government Bond Fund
                                                               ------------------------------------
                                                           Direct Shares                                       K Shares
                                                           -------------                                       --------
                                             Year Ended                      Year Ended                   October 16, 2003*
                                           August 31, 2004                 August 31, 2003                to August 31, 2004
                                     ---------------------------     ---------------------------        -----------------------
                                        Shares         Value            Shares         Value             Shares        Value
                                     -----------------------------------------------------------        -------    ------------
Shares sold ....................        481,018    $  4,867,152       1,699,959    $ 17,245,618         134,312    $  1,359,505
Shares issued in reinvestment of
   distributions ...............         20,567         207,999          18,698         189,829             434           4,388
                                     -----------------------------------------------------------        -------    ------------
                                        501,585       5,075,151       1,718,657      17,435,447         134,746       1,363,893
Shares repurchased .............     (1,131,001)    (11,455,015)       (668,361)     (6,784,024)        (12,374)       (125,462)
                                     -----------------------------------------------------------        -------    ------------
   Net increase (decrease) .....       (629,416)   $ (6,379,864)      1,050,296    $ 10,651,423         122,372    $  1,238,431
                                     ===========================================================        =======    ============

                                                                U.S. Government Securities Fund
                                                                -------------------------------
                                                            Direct Shares                                      K Shares
                                                            -------------                                      --------
                                              Year Ended                      Year Ended                  October 16, 2003*
                                           August 31, 2004                 August 31, 2003                to August 31, 2004
                                     ---------------------------     ---------------------------        -----------------------
                                        Shares         Value            Shares         Value             Shares         Value
                                     -----------------------------------------------------------        -------    ------------
Shares sold ....................        519,310    $  5,527,064       1,673,739    $ 18,056,033         168,080    $  1,774,698
Shares issued in reinvestment of
   distributions ...............         92,069         971,074         105,638       1,138,387           1,864          19,687
                                     -----------------------------------------------------------        -------    ------------
                                        611,379       6,498,138       1,779,377      19,194,420         169,944       1,794,385
Shares repurchased .............     (1,012,163)    (10,666,564)     (1,890,170)    (20,386,129)        (11,353)       (120,511)
                                     -----------------------------------------------------------        -------    ------------
   Net increase (decrease) .....       (400,784)   $ (4,168,426)       (110,793)   $ (1,191,709)        158,591    $  1,673,874
                                     ===========================================================        =======    ============

* Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                             DIRECT SHARES                                      K SHARES
                                                             -------------                                      --------
                                              Year Ended                      Year Ended                   October 16, 2003*
S&P 500 INDEX FUND                          August 31, 2004                 August 31, 2003                to August 31, 2004
------------------                    --------------------------    ----------------------------       ---------------------------
                                        Shares          Value           Shares         Value             Shares        Value
                                      ----------------------------------------------------------       ---------------------------
Shares sold ....................        605,048    $ 13,414,804         903,499    $ 16,439,574         111,723    $  2,520,819
Shares issued in reinvestment of
  distributions ................         53,064       1,168,686          65,058       1,141,330             203           4,657
                                      ----------------------------------------------------------       ---------------------------
                                        658,112      14,583,490         968,557      17,580,904         111,926       2,525,476
Shares repurchased .............       (721,895)    (16,024,303)     (1,225,981)    (22,358,538)        (10,848)       (242,602)
                                      ----------------------------------------------------------       ---------------------------
  Net increase (decrease) ......        (63,783)   $ (1,440,813)       (257,424)   $ (4,777,634)        101,078    $  2,282,874
                                      ==========================================================       ===========================

                                                             DIRECT SHARES                                      K SHARES
                                                             -------------                                      --------
                                              Year Ended                      Year Ended                   October 16, 2003*
S&P MIDCAP INDEX FUND                       August 31, 2004                 August 31, 2003                to August 31, 2004
---------------------                 --------------------------    ----------------------------       ---------------------------
                                        Shares          Value           Shares         Value             Shares        Value
                                      ----------------------------------------------------------       ---------------------------
Shares sold ....................      1,579,147    $ 29,686,218       2,936,166    $ 42,217,029         136,362    $  2,636,585
Shares issued in reinvestment of
  distributions ................         35,605         672,431          44,420         626,756              59           1,172
                                      ----------------------------------------------------------       ---------------------------
                                      1,614,752      30,358,649       2,980,586      42,843,785         136,421       2,637,757
Shares repurchased .............     (1,048,847)    (19,578,331)     (3,496,440)    (49,581,445)         (7,017)       (136,176)
                                      ----------------------------------------------------------       ---------------------------
  Net increase ...................      565,905    $ 10,780,318        (515,854)   $ (6,737,660)        129,404    $  2,501,581
                                      ==========================================================       ===========================

                                                             DIRECT SHARES                                      K SHARES
                                                             -------------                                      --------
                                              Year Ended                      Year Ended                   October 16, 2003*
S&P SMALLCAP INDEX FUND                     August 31, 2004                 August 31, 2003                to August 31, 2004
-----------------------               --------------------------    ----------------------------       ---------------------------
                                        Shares          Value           Shares         Value             Shares        Value
                                      ----------------------------------------------------------       ---------------------------
Shares sold ....................        355,453    $  5,543,894         555,740    $  6,709,355         176,552    $  2,833,369
Shares issued in reinvestment of
  distributions ................         15,052         231,361           7,771          90,119              20             312
                                      ----------------------------------------------------------       ---------------------------
                                        370,505       5,775,255         563,511       6,799,474         176,572       2,833,681
Shares repurchased .............       (379,065)     (5,979,330)       (609,969)     (7,331,569)         (5,888)        (95,131)
                                      ----------------------------------------------------------       ---------------------------
  Net increase .................         (8,560)   $   (204,075)        (46,458)   $   (532,095)        170,684    $  2,738,550
                                      ==========================================================       ===========================

                                                             DIRECT SHARES                                      K SHARES
                                                             -------------                                      --------
                                              Year Ended                      Year Ended                   October 16, 2003*
EQUITY INCOME FUND                          August 31, 2004                 August 31, 2003                to August 31, 2004
------------------                    --------------------------    ----------------------------       ---------------------------
                                        Shares          Value           Shares         Value             Shares        Value
                                      ----------------------------------------------------------       ---------------------------
Shares sold ....................        285,655    $  3,895,111         146,167    $  1,614,108         110,644    $  1,531,478
Shares issued in reinvestment of
  distributions ................          9,514         128,543           9,958         108,259              67             956
                                      ----------------------------------------------------------       ---------------------------
                                        295,169       4,023,654         156,125       1,722,367         110,711       1,532,434
Shares repurchased .............       (158,103)     (2,170,526)        (85,509)       (936,130)         (6,487)        (90,245)
                                      ----------------------------------------------------------       ---------------------------
  Net increase .................        137,066    $  1,853,128          70,616    $    786,237         104,224    $  1,442,189
                                      ==========================================================       ===========================

                                                             DIRECT SHARES                                      K SHARES
                                                             -------------                                      --------
                                              Year Ended                      Year Ended                   October 16, 2003*
EUROPEAN GROWTH & INCOME FUND               August 31, 2004                 August 31, 2003                to August 31, 2004
-----------------------------         --------------------------    ----------------------------       ---------------------------
                                        Shares          Value           Shares         Value             Shares        Value
                                      ----------------------------------------------------------       ---------------------------
Shares sold ....................        468,370    $  3,190,388       3,275,364    $ 18,527,746         175,871    $  1,282,465
Shares issued in reinvestment of
  distributions ................         10,048          71,466           6,605          36,155             860           6,308
                                      ----------------------------------------------------------       ---------------------------
                                        478,418       3,261,854       3,281,969      18,563,901         176,731       1,288,773
Shares repurchased .............       (470,211)     (3,215,473)     (3,144,160)    (17,743,081)        (11,271)        (83,982)
                                      ----------------------------------------------------------       ---------------------------
  Net increase .................          8,207    $     46,381         137,809    $    820,820         165,458    $  1,204,791
                                      ==========================================================       ===========================

                                                             DIRECT SHARES                                      K SHARES
                                                             -------------                                      --------
                                              Year Ended                      Year Ended                   October 16, 2003*
NASDAQ-100 INDEX FUND                       August 31, 2004                 August 31, 2003                to August 31, 2004
---------------------                 --------------------------    ----------------------------       ---------------------------
                                        Shares          Value           Shares         Value             Shares        Value
                                      ----------------------------------------------------------       ---------------------------
Shares sold ....................      1,956,544    $  7,041,214       2,863,826    $  8,067,882         514,305    $  1,877,933
Shares issued in reinvestment of
  distributions ................             --              --              --              --              --              --
                                      ----------------------------------------------------------       ---------------------------
                                      1,956,544       7,041,214       2,863,826       8,067,882         514,305       1,877,933
Shares repurchased .............     (2,189,504)     (7,878,485)     (2,296,996)     (6,077,802)        (35,479)       (131,204)
                                      ----------------------------------------------------------       ---------------------------
  Net increase .................       (232,960)   $   (837,271)        566,830    $  1,990,080         478,826    $  1,746,729
                                      ==========================================================       ===========================

* Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                        Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                                         August 31,   August 31,   August 31,   August 31,  August 31,
                                                           2004         2003         2002         2001         2000
                                                         ------------------------------------------------------------
Net asset value, beginning of year                       $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                     0.005        0.007        0.011        0.026        0.029
  LESS DISTRIBUTIONS
  Dividends from net investment income                     (0.005)      (0.007)      (0.011)      (0.026)      (0.029)
                                                         ------------------------------------------------------------
Net asset value, end of year                             $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                         ============================================================

Total Return                                                 0.54%        0.70%        1.15%        2.66%        2.92%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)                    $ 93,180     $ 88,804     $ 93,371     $ 99,520     $102,848
  Ratio of expenses to average net assets:
    Before expense reimbursements                            0.65%        0.65%        0.65%        0.63%        0.66%
    After expense reimbursements                             0.44%        0.43%        0.40%        0.40%        0.40%
  Ratio of net investment income to average net assets
    Before expense reimbursements                            0.33%        0.48%        0.90%        2.36%        2.63%
    After expense reimbursements                             0.54%        0.70%        1.15%        2.59%        2.89%

CALIFORNIA INSURED INTERMEDIATE FUND

                                                         Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         August 31,     August 31,     August 31,     August 31,     August 31,
                                                            2004            2003          2002           2001           2000
                                                         ----------------------------------------------------------------------
Net asset value, beginning of year                       $    10.80     $    11.22     $    11.09     $    10.72     $    10.54
                                                         ----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.33           0.33           0.39           0.43           0.44
  Net gain (loss) on securities (both
   realized and unrealized)                                    0.21          (0.21)          0.27           0.37           0.20
                                                         ----------------------------------------------------------------------
    Total from Investment Operations                           0.54           0.12           0.66           0.80           0.64
                                                         ----------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.33)         (0.33)         (0.39)         (0.43)         (0.44)
  Distributions from capital gains                            (0.03)         (0.21)         (0.14)            --          (0.02)
                                                         ----------------------------------------------------------------------
   Total distributions                                        (0.36)         (0.54)         (0.53)         (0.43)         (0.46)
                                                         ----------------------------------------------------------------------
Net asset value, end of year                             $    10.98     $    10.80     $    11.22     $    11.09     $    10.72
                                                         ======================================================================

Total Return                                                   5.06%          1.03%          6.17%          7.66%          6.25%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)                    $   26,353     $   27,906     $   27,105     $   22,949     $   22,878
  Ratio of expenses to average net assets:
    Before expense reimbursements                              0.71%          0.71%          0.72%          0.71%          0.72%
    After expense reimbursements                               0.59%          0.58%          0.55%          0.55%          0.55%
  Ratio of net investment income to average net assets
    Before expense reimbursements                              2.85%          2.83%          3.43%          3.82%          3.93%
    After expense reimbursements                               2.97%          2.96%          3.60%          3.98%          4.10%
Portfolio Turnover                                            21.62%         22.45%         29.28%         24.35%         24.24%

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                   (CONTINUED)

--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE INCOME FUND

                                                         Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                                         August 31,      August 31,      August 31,      August 31,      August 31,
                                                            2004            2003            2002            2001            2000
                                                        ----------------------------------------------------------------------------
Net asset value, beginning of year                      $     12.66     $     13.24     $     13.17     $     12.75     $     12.40
                                                        ----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.50            0.50            0.52            0.55            0.55
  Net gain (loss) on securities (both
   realized and unrealized)                                    0.22           (0.42)           0.18            0.44            0.41
                                                        ----------------------------------------------------------------------------
    Total from Investment Operations                           0.72            0.08            0.70            0.99            0.96
                                                        ----------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.50)          (0.50)          (0.52)          (0.56)          (0.55)
  Distributions from capital gains                            (0.10)          (0.16)          (0.11)          (0.01)          (0.06)
                                                        ----------------------------------------------------------------------------
   Total distributions                                        (0.60)          (0.66)          (0.63)          (0.57)          (0.61)
                                                        ----------------------------------------------------------------------------
Net asset value, end of year                            $     12.78     $     12.66     $     13.24     $     13.17     $     12.75
                                                        ============================================================================

Total Return                                                   5.82%           0.61%           5.55%           7.98%           8.07%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)                   $   158,327     $   172,488     $   206,909     $   201,286     $   196,786
  Ratio of expenses to average net assets:
    Before expense reimbursements                              0.62%           0.61%           0.61%           0.63%           0.64%
  Ratio of net investment income to average net assets
    Before expense reimbursements                              3.86%           3.82%           4.11%           4.30%           4.54%
  Portfolio Turnover                                          11.64%           1.44%          22.94%          28.96%          18.05%

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                   (CONTINUED)

--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND

                                                         Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
DIRECT SHARES                                            August 31,     August 31,     August 31,     August 31,     August 31,
                                                            2004           2003           2002           2001           2000
                                                         -----------------------------------------------------------------------
Net asset value, beginning of year                       $    10.56     $    10.73     $    10.77     $    10.33     $    10.24
                                                         -----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.35           0.35           0.50           0.58           0.58
  Net gain (loss) on securities (both
   realized and unrealized)                                    0.09          (0.08)          0.19           0.42           0.14
                                                         -----------------------------------------------------------------------
    Total from Investment Operations                           0.44           0.27           0.69           1.00           0.72
                                                         -----------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.32)         (0.44)         (0.59)         (0.56)         (0.58)
  Distributions from capital gains                            (0.08)            --          (0.14)            --          (0.05)
                                                         -----------------------------------------------------------------------
    Total distributions                                       (0.40)         (0.44)         (0.73)         (0.56)         (0.63)
                                                         -----------------------------------------------------------------------
Net asset value, end of year                             $    10.60     $    10.56     $    10.73     $    10.77     $    10.33
                                                         =======================================================================

Total Return                                                   4.23%          2.52%          6.65%          9.94%          7.35%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)                    $   27,454     $   31,585     $   33,275     $   27,265     $   24,476
  Ratio of expenses to average net assets:
    Before expense reimbursements                              0.75%          0.71%          0.71%          0.71%          0.72%
    After expense reimbursements                               0.65%          0.65%          0.65%          0.65%          0.65%
  Ratio of net investment income to average net assets
    Before expense reimbursements                              2.92%          3.22%          4.59%          5.32%          5.82%
    After expense reimbursements                               3.02%          3.28%          4.65%          5.38%          5.89%
  Portfolio Turnover                                         103.98%         39.29%        150.35%        209.58%        184.60%

                                                             October 16, 2003*
                                                                     to
K SHARES                                                      August 31, 2004
                                                             -----------------
Net asset value, beginning of period                           $   10.55
                                                             -----------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.23
  Net gain (loss) on securities (both
   realized and unrealized)                                         0.15
                                                             -----------------
    Total from Investment Operations                                0.38
                                                             -----------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.20)
  Distributions from capital gains                                 (0.08)
                                                             -----------------
    Total distributions                                            (0.28)
                                                             -----------------
Net asset value, end of period                                 $   10.65
                                                             =================

Total Return                                                        3.66%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)                        $   1,689
  Ratio of expenses to average net assets:
    Before expense reimbursements                                   1.25%**
    After expense reimbursements                                    1.15%**
  Ratio of net investment income to average net assets
    Before expense reimbursements                                   2.42%**
    After expense reimbursements                                    2.52%**
Portfolio Turnover                                                103.98%

*  Commencement of operations.
** Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                   (CONTINUED)

--------------------------------------------------------------------------------

THE UNITED STATES TREASURY TRUST

                                                        Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                                        August 31,      August 31,      August 31,      August 31,      August 31,
DIRECT SHARES                                              2004            2003            2002            2001            2000
                                                       -----------------------------------------------------------------------------
Net asset value, beginning of year                     $     1.000     $     1.000     $     1.000     $     1.000     $     1.000
                                                       -----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                      0.006           0.008           0.017           0.047           0.050
  LESS DISTRIBUTIONS
  Dividends from net investment income                      (0.006)         (0.008)         (0.017)         (0.047)         (0.050)
                                                       -----------------------------------------------------------------------------
Net asset value, end of year                           $     1.000     $     1.000     $     1.000     $     1.000     $     1.000
                                                       =============================================================================

Total Return                                                  0.63%           0.86%           1.70%           4.87%           5.12%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)                  $    39,143     $    40,635     $    51,013     $    59,760     $    56,464
  Ratio of expenses to average net assets:
    Before expense reimbursements                             0.71%           0.70%           0.67%           0.65%           0.66%
    After expense reimbursements                              0.36%           0.42%           0.42%           0.40%           0.40%
  Ratio of net investment income to average net assets
    Before expense reimbursements                             0.28%           0.56%           1.45%           4.48%           4.76%
    After expense reimbursements                              0.63%           0.84%           1.70%           4.73%           5.02%

                                                           October 16, 2003*
K SHARES                                                          to
                                                            August 31, 2004
                                                           -----------------
Net asset value, beginning of period                           $  1.000
                                                           -----------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.001
  LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.001)
                                                           -----------------
Net asset value, end of period                                 $  1.000
                                                           =================

Total Return                                                       0.12%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)                        $    944
  Ratio of expenses to average net assets:
    Before expense reimbursements                                  1.21%**
    After expense reimbursements                                   0.86%**
  Ratio of net investment income to average net assets
    Before expense reimbursements                                 (0.22)%**
    After expense reimbursements                                   0.13%**

*  Commencement of operations.
** Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                   (CONTINUED)

--------------------------------------------------------------------------------

SHORT-TERM U.S. GOVERNMENT BOND FUND

                                                                                                                     January 18,
                                                         Year Ended     Year Ended     Year Ended     Year Ended      2000* to
DIRECT SHARES                                            August 31,     August 31,     August 31,     August 31,     August 31,
                                                            2004           2003           2002           2001           2000
                                                         -------------------------------------------------------------------------
Net asset value, beginning of period                     $    10.11     $    10.17     $    10.24     $    10.05     $    10.00
                                                         -------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.11           0.18           0.30           0.53           0.36
  Net gain on securities (both
   realized and unrealized)                                      --          (0.06)          0.09           0.21           0.05
                                                         -------------------------------------------------------------------------
    Total from Investment Operations                           0.11           0.12           0.39           0.74           0.41
                                                         -------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.12)         (0.18)         (0.30)         (0.55)         (0.36)
  Distributions from capital gains                            (0.01)            --          (0.16)         (0.00)            --
                                                         -------------------------------------------------------------------------
    Total distributions                                       (0.13)         (0.18)         (0.46)         (0.55)         (0.36)
                                                         -------------------------------------------------------------------------
Net asset value, end of period                           $    10.09     $    10.11     $    10.17     $    10.24     $    10.05
                                                         =========================================================================

Total Return                                                   1.06%          1.17%          3.90%          7.58%          4.15%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)                  $   15,098     $   21,500     $   10,942     $   11,623     $    5,432
  Ratio of expenses to average net assets:
    Before expense reimbursements                              0.80%          0.80%          0.82%          0.86%          1.26%**
    After expense reimbursements                               0.50%          0.49%          0.43%          0.30%          0.09%**
  Ratio of net investment income to average net assets
    Before expense reimbursements                              0.85%          1.35%          2.57%          4.63%          5.02%**
    After expense reimbursements                               1.15%          1.66%          2.96%          5.19%          6.19%**
  Portfolio Turnover                                          62.58%         74.45%        119.61%         64.56%            --

                                                            October 16, 2003*
K SHARES                                                            to
                                                             August 31, 2004
                                                            -----------------
Net asset value, beginning of period                           $   10.12
                                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.05
  Net gain on securities (both
   realized and unrealized)                                        (0.01)
                                                            -----------------
    Total from Investment Operations                                0.04
                                                            -----------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.05)
  Distributions from capital gains                                 (0.01)
                                                            -----------------
    Total distributions                                            (0.06)
                                                            -----------------
Net asset value, end of period                                 $   10.10
                                                            =================

Total Return                                                        0.41%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)                        $   1,235
  Ratio of expenses to average net assets:
    Before expense reimbursements                                   1.30%**
    After expense reimbursements                                    1.00%**
  Ratio of net investment income to average net assets
    Before expense reimbursements                                   0.35%**
    After expense reimbursements                                    0.65%**
  Portfolio Turnover                                               62.58%

*  Commencement of operations.
** Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                   (CONTINUED)

--------------------------------------------------------------------------------

S&P 500 INDEX FUND

                                                         Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
DIRECT SHARES                                            August 31,      August 31,      August 31,      August 31,      August 31,
                                                            2004            2003            2002            2001           2000
                                                        ----------------------------------------------------------------------------
Net asset value, beginning of year                      $     20.36     $     18.48     $     22.79     $     30.84     $     28.12
                                                        ----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.32            0.29            0.29            0.34            0.38
  Net gain (loss) on securities (both
   realized and unrealized)                                    1.95            1.89           (4.31)          (7.64)           4.06
                                                        ----------------------------------------------------------------------------
    Total from Investment Operations                           2.27            2.18           (4.02)          (7.30)           4.44
                                                        ----------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.31)          (0.30)          (0.29)          (0.34)          (0.40)
  Distributions from capital gains                               --              --              --           (0.41)          (1.32)
                                                        ----------------------------------------------------------------------------
    Total distributions                                       (0.31)          (0.30)          (0.29)          (0.75)          (1.72)
                                                        ----------------------------------------------------------------------------
Net asset value, end of year                            $     22.32     $     20.36     $     18.48     $     22.79     $     30.84
                                                        ============================================================================

Total Return                                                  11.16%          12.03%         (17.83)%        (23.93)%         16.38%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)                   $   106,305     $    98,264     $    93,961     $   141,390     $   165,891
  Ratio of expenses to average net assets:
    Before expense reimbursements                              0.43%           0.45%           0.41%           0.39%           0.40%
    After expense reimbursements                               0.27%           0.25%           0.20%           0.20%           0.20%
  Ratio of net investment income to average net assets
    Before expense reimbursements                              1.27%           1.35%           1.30%           1.16%           1.11%
    After expense reimbursements                               1.43%           1.55%           1.51%           1.35%           1.31%
  Portfolio Turnover                                           2.00%           3.63%          31.12%           6.26%           9.00%

K SHARES                                                   October 16, 2003*
                                                                   to
                                                            August 31, 2004
                                                           -----------------
Net asset value, beginning of period                           $   21.17
                                                           -----------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.12
  Net gain (loss) on securities (both
   realized and unrealized)                                         1.16
                                                           -----------------
    Total from Investment Operations                                1.28
                                                           -----------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.08)
  Distributions from capital gains                                    --
                                                           -----------------
    Total distributions                                            (0.08)
                                                           -----------------
Net asset value, end of period                                 $   22.37
                                                           =================

Total Return                                                        6.05%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)                        $   2,261
  Ratio of expenses to average net assets:
    Before expense reimbursements                                   0.93%**
    After expense reimbursements                                    0.77%**
  Ratio of net investment income to average net assets
    Before expense reimbursements                                   0.77%**
    After expense reimbursements                                    0.93%**
  Portfolio Turnover                                                2.00%

*  Commencement of operations.
** Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                   (CONTINUED)

--------------------------------------------------------------------------------

S&P MIDCAP INDEX FUND

                                                         Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
DIRECT SHARES                                            August 31,      August 31,      August 31,      August 31,      August 31,
                                                            2004            2003            2002            2001            2000
                                                        ----------------------------------------------------------------------------
Net asset value, beginning of year                      $     17.01     $     14.60     $     16.18     $     20.75     $     18.70
                                                        ----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.13            0.12            0.05            0.17            0.22
  Net gain (loss) on securities (both
   realized and unrealized)                                    1.98            2.41           (1.54)          (1.66)           6.05
                                                        ----------------------------------------------------------------------------
    Total from Investment Operations                           2.11            2.53           (1.49)          (1.49)           6.27
                                                        ----------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.12)          (0.12)          (0.03)          (0.18)          (0.21)
  Distributions from capital gains                               --              --           (0.06)          (2.90)          (4.01)
                                                        ----------------------------------------------------------------------------
    Total distributions                                       (0.12)          (0.12)          (0.09)          (3.08)          (4.22)
                                                        ----------------------------------------------------------------------------
Net asset value, end of year                            $     19.00     $     17.01     $     14.60     $     16.18     $     20.75
                                                        ============================================================================

Total Return                                                  12.44%          17.46%          (8.77)%         (6.56)%         40.44%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)                   $   126,678     $   103,771     $    96,590     $    83,293     $    74,749
  Ratio of expenses to average net assets:
    Before expense reimbursements                              0.58%           0.58%           0.58%           0.56%           0.57%
    After expense reimbursements                               0.49%           0.46%           0.40%           0.40%           0.40%
  Ratio of net investment income to average net assets
    Before expense reimbursements                              0.60%           0.66%           0.78%           0.84%           1.03%
    After expense reimbursements                               0.69%           0.78%           0.96%           1.00%           1.20%
  Portfolio Turnover                                          12.75%           8.33%          21.73%          39.41%          46.23%

K SHARES                                                    October 16, 2003*
                                                                    to
                                                             August 31, 2004
                                                            -----------------
Net asset value, beginning of period                           $   17.78
                                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.05
  Net gain (loss) on securities (both
   realized and unrealized)                                         1.19
                                                            -----------------
    Total from Investment Operations                                1.24
                                                            -----------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.02)
  Distributions from capital gains                                    --
                                                            -----------------
    Total distributions                                            (0.02)
                                                            -----------------
Net asset value, end of period                                 $   19.00
                                                            =================

Total Return                                                        6.96%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)                        $   2,459
  Ratio of expenses to average net assets:
    Before expense reimbursements                                   1.08%**
    After expense reimbursements                                    0.99%**
  Ratio of net investment income to average net assets
    Before expense reimbursements                                   0.10%**
    After expense reimbursements                                    0.19%**
  Portfolio Turnover                                               12.75%

*  Commencement of operations.
** Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                   (CONTINUED)

--------------------------------------------------------------------------------

S&P SMALLCAP INDEX FUND

DIRECT SHARES                                            Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         August 31,     August 31,     August 31,     August 31,     August 31,
                                                            2004           2003           2002           2001           2000
                                                         ------------------------------------------------------------------------
Net asset value, beginning of year                       $    14.07     $    11.60     $    12.89     $    14.09     $    11.46
                                                         ------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.04           0.03           0.03           0.11           0.12
  Net gain (loss) on securities (both
   realized and unrealized)                                    1.92           2.51          (1.28)         (0.55)          3.14
                                                         ------------------------------------------------------------------------
    Total from Investment Operations                           1.96           2.54          (1.25)         (0.44)          3.26
                                                         ------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.04)         (0.03)         (0.04)         (0.12)         (0.10)
  Distributions from capital gains                            (0.14)         (0.04)            --          (0.64)         (0.53)
                                                         ------------------------------------------------------------------------
    Total distributions                                       (0.18)         (0.07)         (0.04)         (0.76)         (0.63)
                                                         ------------------------------------------------------------------------
Net asset value, end of year                             $    15.85     $    14.07     $    11.60     $    12.89     $    14.09
                                                         ========================================================================

Total Return                                                  13.93%         22.04%         (9.69)%        (2.59)%        29.63%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)                    $   20,742     $   18,526     $   15,813     $   14,226     $   12,863
  Ratio of expenses to average net assets:
    Before expense reimbursements                              0.82%          0.88%          0.88%          0.92%          1.00%
    After expense reimbursements                               0.65%          0.65%          0.65%          0.65%          0.65%
  Ratio of net investment income to average net assets
    Before expense reimbursements                              0.09%          0.08%          0.00%          0.54%          0.58%
    After expense reimbursements                               0.26%          0.31%          0.23%          0.81%          0.93%
  Portfolio Turnover                                          14.60%         16.51%         17.64%         41.91%         37.21%

K SHARES                                                   October 16, 2003*
                                                                   to
                                                            August 31, 2004
                                                           -----------------
Net asset value, beginning of period                           $   14.78
                                                           -----------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                            (0.01)
  Net gain (loss) on securities (both
   realized and unrealized)                                         1.19
                                                           -----------------
    Total from Investment Operations                                1.18
                                                           -----------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                                --
  Distributions from capital gains                                 (0.14)
                                                           -----------------
    Total distributions                                            (0.14)
                                                           -----------------
Net asset value, end of period                                 $   15.82
                                                           =================

Total Return                                                        7.99%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)                        $   2,700
  Ratio of expenses to average net assets:
    Before expense reimbursements                                   1.32%**
    After expense reimbursements                                    1.15%**
  Ratio of net investment income to average net assets
    Before expense reimbursements                                  (0.41)%**
    After expense reimbursements                                   (0.24)%**
  Portfolio Turnover                                               14.60%

*  Commencement of operations.
** Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                   (CONTINUED)

--------------------------------------------------------------------------------

EQUITY INCOME FUND

                                                         Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
DIRECT SHARES                                            August 31,     August 31,     August 31,     August 31,     August 31,
                                                            2004           2003           2002           2001           2000
                                                         -----------------------------------------------------------------------
Net asset value, beginning of year                       $    12.32     $    11.38     $    12.21     $    14.81     $    14.38
                                                         -----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.20           0.15           0.17           0.28           0.36
  Net gain (loss) on securities (both
   realized and unrealized)                                    1.70           0.94          (0.83)         (2.46)          0.76
                                                         -----------------------------------------------------------------------
    Total from Investment Operations                           1.90           1.09          (0.66)         (2.18)          1.12
                                                         -----------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.15)         (0.15)         (0.17)         (0.39)         (0.27)
  Distributions from capital gains                               --             --             --          (0.03)         (0.42)
                                                         -----------------------------------------------------------------------
    Total distributions                                       (0.15)         (0.15)         (0.17)         (0.42)         (0.69)
                                                         -----------------------------------------------------------------------
Net asset value, end of year                             $    14.07     $    12.32     $    11.38     $    12.21     $    14.81
                                                         =======================================================================

Total Return                                                  15.51%          9.77%         (5.46)%       (14.94)%         8.23%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of year ( in 000's)                    $   13,137     $    9,818     $    8,261     $    8,794     $   11,813
  Ratio of expenses to average net assets:
    Before expense reimbursements                              0.90%          0.95%          0.91%          0.94%          0.98%
    After expense reimbursements                               0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income to average net assets
    Before expense reimbursements                              1.04%          1.24%          1.33%          1.96%          2.49%
    After expense reimbursements                               1.14%          1.39%          1.44%          2.10%          2.67%
  Portfolio Turnover                                          14.43%         30.01%         69.43%         73.50%         38.34%

                                                            October 16, 2003*
K SHARES                                                            to
                                                             August 31, 2004
                                                            -----------------
Net asset value, beginning of period                           $   12.90
                                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.01
  Net gain (loss) on securities (both
   realized and unrealized)                                         1.21
                                                            -----------------
    Total from Investment Operations                                1.22
                                                            -----------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.02)
  Distributions from capital gains                                    --
                                                            -----------------
    Total distributions                                            (0.02)
                                                            -----------------
Net asset value, end of period                                 $   14.10
                                                            =================

Total Return                                                        9.47%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)                        $   1,470
  Ratio of expenses to average net assets:
    Before expense reimbursements                                   1.40%**
    After expense reimbursements                                    1.30%**
  Ratio of net investment income to average net assets
    Before expense reimbursements                                   0.54%**
    After expense reimbursements                                    0.64%**
  Portfolio Turnover                                               14.43%

*  Commencement of operations.
** Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                   (CONTINUED)

--------------------------------------------------------------------------------

EUROPEAN GROWTH & INCOME FUND

DIRECT SHARES                                                                                                        January 18,
                                                         Year Ended     Year Ended     Year Ended     Year Ended      2000* to
                                                         August 31,     August 31,     August 31,     August 31,     August 31,
                                                             2004           2003           2002           2001           2000
                                                         --------------------------------------------------------------------------
Net asset value, beginning of period                     $     6.18     $     5.80     $     7.13     $     9.59     $    10.00
                                                         --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.16           0.11           0.10           0.08           0.09
  Net loss on securities (both
   realized and unrealized)                                    0.89           0.35          (1.34)         (2.46)         (0.45)
                                                         --------------------------------------------------------------------------
    Total from Investment Operations                           1.05           0.46          (1.24)         (2.38)         (0.36)
                                                         --------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                        (0.13)         (0.08)         (0.09)         (0.08)         (0.05)
  Distributions from capital gains                               --             --             --             --             --
                                                         --------------------------------------------------------------------------
    Total distributions                                       (0.13)         (0.08)         (0.09)         (0.08)         (0.05)
                                                         --------------------------------------------------------------------------
Net asset value, end of period                           $     7.10     $     6.18     $     5.80     $     7.13     $     9.59
                                                         ==========================================================================

Total Return                                                  17.04%          8.17%        (17.50)%       (24.87)%        (3.59)%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)                  $    3,923     $    3,364     $    2,357     $    2,106     $    1,505
  Ratio of expenses to average net assets:
    Before expense reimbursements                              1.72%          1.99%          1.99%          2.17%          3.99%**
    After expense reimbursements                               0.95%          0.95%          0.95%          0.95%          0.95%**
  Ratio of net investment income to average net assets
    Before expense reimbursements                              1.17%          0.83%          0.30%         (0.18)%        (1.53)%**
    After expense reimbursements                               1.94%          1.87%          1.34%          1.04%          1.51%**
  Portfolio Turnover                                           2.01%          0.00%          9.70%         19.75%        114.30%

                                                            October 16, 2003*
K SHARES                                                            to
                                                             August 31, 2004
                                                            -----------------
Net asset value, beginning of period                           $    6.61
                                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.08
  Net loss on securities (both
   realized and unrealized)                                         0.48
                                                            -----------------
    Total from Investment Operations                                0.56
                                                            -----------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.06)
  Distributions from capital gains                                    --
                                                            -----------------
    Total distributions                                            (0.06)
                                                            -----------------
Net asset value, end of period                                 $    7.11
                                                            =================

Total Return                                                        8.43%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)                        $   1,177
  Ratio of expenses to average net assets:
    Before expense reimbursements                                   2.22%**
    After expense reimbursements                                    1.45%**
  Ratio of net investment income to average net assets
    Before expense reimbursements                                   0.67%**
    After expense reimbursements                                    1.44%**
  Portfolio Turnover                                                2.01%

*  Commencement of operations.
** Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                   (CONTINUED)

--------------------------------------------------------------------------------

NASDAQ-100 INDEX FUND

                                                                                                                     January 18,
                                                         Year Ended     Year Ended     Year Ended     Year Ended      2000* to
                                                         August 31,     August 31,     August 31,     August 31,     August 31,
DIRECT SHARES                                               2004           2003           2002           2001           2000
                                                         --------------------------------------------------------------------------
Net asset value, beginning of period                     $     3.41     $     2.41     $     3.75     $    10.67     $    10.00
                                                         --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (loss)                                (0.01)         (0.01)            --(a)        0.05           0.03
  Net gain (loss) on securities (both
   realized and unrealized)                                    0.06           1.01          (1.33)         (6.84)          0.67
                                                         --------------------------------------------------------------------------
    Total from Investment Operations                           0.05           1.00          (1.33)         (6.79)          0.70
                                                         --------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                           --             --          (0.01)         (0.08)         (0.03)
  Distributions from capital gains                               --             --             --          (0.05)            --
                                                         --------------------------------------------------------------------------
    Total distributions                                          --             --          (0.01)         (0.13)         (0.03)
                                                         --------------------------------------------------------------------------
Net asset value, end of period                           $     3.46     $     3.41     $     2.41     $     3.75     $    10.67
                                                         ==========================================================================

Total Return                                                   1.47%         41.49%        (35.61)%       (64.26)%         7.02%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)                  $   14,349     $   14,928     $    9,191     $   11,390     $   14,498
  Ratio of expenses to average net assets:
    Before expense reimbursements                              0.91%          1.05%          0.99%          0.90%          0.99%**
    After expense reimbursements                               0.65%          0.65%          0.64%          0.65%          0.65%**
  Ratio of net investment income to average net assets
    Before expense reimbursements                             (0.62)%        (0.80)%        (0.45)%         0.14%          0.54%**
    After expense reimbursements                              (0.36)%        (0.40)%        (0.10)%         0.39%          0.88%**
  Portfolio Turnover                                           8.82%          8.64%          4.18%         13.82%          0.62%

(a) Represents less than $0.01 per share

                                                            October 16, 2003*
                                                                    to
K SHARES                                                     August 31, 2004
                                                            -----------------
Net asset value, beginning of period                           $    3.62
                                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (loss)                                     (0.01)
  Net gain (loss) on securities (both
   realized and unrealized)                                        (0.16)
                                                            -----------------
    Total from Investment Operations                               (0.17)
                                                            -----------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                                --
  Distributions from capital gains                                    --
                                                            -----------------
    Total distributions                                               --
                                                            -----------------
Net asset value, end of period                                 $    3.45
                                                            =================

Total Return                                                       (4.70)%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period ( in 000's)                        $   1,651
  Ratio of expenses to average net assets:
    Before expense reimbursements                                   1.41%**
    After expense reimbursements                                    1.15%**
  Ratio of net investment income to average net assets
    Before expense reimbursements                                  (1.12)%**
    After expense reimbursements                                   (0.86)%**
  Portfolio Turnover                                                8.82%

(a) Represents less than $0.01 per share

*   Commencement of operations.
**  Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                                                                                   8/31/2004
(Unaudited)                                                                                                               PERCENTAGE
                                                                                                                           OF TOTAL
SECURITY                                                      DESCRIPTION                                     VALUE       INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
1  IRVINE, CITY OF                                            Assessment District 87-8                     $ 2,600,000       2.8%
2  CALIFORNIA DEPARTMENT OF WATER RESOURCES                   Power Supply Revenue Bonds; Series 2002B6      2,400,000       2.6%
3  CALIFORNIA STATE ECONOMIC RECOVERY                         Revenue Bonds; Series 2004C                    2,200,000       2.4%
4  TAX AND REVENUE ANTICIPATION NOTES                         San Diego County School District               2,029,270       2.2%
5  TAX AND REVENUE ANTICIPATION NOTES                         Los Angeles, County of                         2,022,799       2.2%
6  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY           Scripps Hospital; Series B                     2,000,000       2.2%
7  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK      Rand Corportation; Series B                    2,000,000       2.2%
8  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY           ExxonMobil; Series 2000                        2,000,000       2.2%
9  CALIFORNIA, STATE OF                                       General Obligation Bonds; Series 2003C-1       2,000,000       2.2%
10 CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY     Sutter Health Variable Rate Bonds              2,000,000       2.2%

   [The following table was depicted as a bar chart in the printed material.]

Variable Rate Demand Notes                      79.6%
Tax and Revenue Anticipation Notes              10.8%
Commercial Paper                                 8.6%
Other Net Assets                                 1.0%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                        Beginning
DIRECT SHARES                                          Account Value       Ending Account Value               Expenses
                                                       March 1, 2004          August 31, 2004            Paid During Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                               $1,000                  $1,003                        $2.22
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses           $1,000                  $1,048                        $2.26
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (0.44%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND                                                                                  8/31/2004
(Unaudited)                                                                                                              PERCENTAGE
                                                                                                                          OF TOTAL
SECURITY                                           DESCRIPTION                                              VALUE        INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
1   CALIFORNIA, STATE OF                           General Obligation Bonds                               $ 692,256         2.7%
2   IMPERIAL IRRIGATION DISTRICT                   Certificates of Participation; 1997 Capital Projects     669,900         2.6%
3   MONTEREY, COUNTY OF                            Certificates of Participation                            668,904         2.6%
4   CALIFORNIA STATE ECONOMIC RECOVERY             General Obligation; Series A                             667,350         2.6%
5   SARATOGA UNION SCHOOL DISTRICT                 1997 General Obligation Bonds; Series A                  665,082         2.6%
6   OAK PARK UNIFIED SCHOOL DISTRICT               General Obligation, Refunding Bonds                      652,746         2.5%
7   EASTERN MUNICIPAL WATER DISTRICT               Certificates of Participation; Series A                  614,576         2.4%
8   FRESNO, CITY OF                                Water System Revenue Refuding; Series A                  584,920         2.2%
9   CAMPBELL UNION HIGH SCHOOL DISTRICT            Water System Improvement Projects; Series 2001A          582,825         2.2%
10  THE REGENTS OF THE UNIVERSITY OF CALIFORNIA    Multiple Purpose Projects; Series O                      576,470         2.2%

   [The following table was depicted as a bar chart in the printed material.]

Long Term Securities            94.9%
Variable Rate Demand Notes       4.0%
Other Net Assets                 1.1%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                              Beginning
DIRECT SHARES                                                Account Value       Ending Account Value               Expenses
                                                             March 1, 2004          August 31, 2004            Paid During Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                                     $1,000                   $  995                       $2.91
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses                 $1,000                   $1,047                       $3.04
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (0.59%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND                                                                                          8/31/2004
(Unaudited)
                                                                                                                          PERCENTAGE
                                                                                                                           OF TOTAL
SECURITY                                               DESCRIPTION                                              VALUE     INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
1   CALIFORNIA STATE PUBLIC WORKS BOARD                University of California Projects; 1993 Series A      $ 5,650,800      3.6%
2   SANTA CLARA REDEVELOPMENT AGENCY                   Bayshore North Project, 1992 Tax Allocation
                                                         Refunding Bonds                                       4,662,640      3.0%
3   SACRAMENTO MUNICIPAL UTILITY DISTRICT              Refunding Revenue Bonds; Series A                       4,631,600      3.0%
4   SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT        Multiple Project Revenue Bonds; Series 1989             4,349,537      2.8%
5   LOS ANGELES COUNTY TRANSPORTATION COMMISSION       Sales Tax Revenue Refunding Bonds, 1991; Series B       4,185,873      2.7%
6   SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT      Sales Tax Revenue Refunding Bonds; Series 1990          3,592,097      2.3%
7   CALIFORNIA, STATE OF                               General Obligation Bonds                                3,482,220      2.2%
8   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY        Stanford University Revenue Bonds; Series P             3,440,250      2.2%
9   LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION
      AUTHORITY                                        Sales Tax Revenue Refunding Bonds; Series 2001-B        3,360,720      2.1%
10  SAN BERNARDINO, COUNTY OF                          Justice Center / Airport Improvements; Series 2002A     3,188,884      2.0%

   [The following table was depicted as a bar chart in the printed material.]

Long Term Securities            86.31%
Variable Rate Demand Notes      13.07%
Other Net Assets                 0.62%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                          Beginning
DIRECT SHARES                                           Account Value       Ending Account Value               Expenses
                                                        March 1, 2004          August 31, 2004            Paid During Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                                 $1,000                 $  990                        $3.04
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return before expenses             $1,000                 $1,047                        $3.19
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (0.62%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND                                                                                         8/31/2004
(Unaudited)
                                                                                                                          PERCENTAGE
                                                                                                                           OF TOTAL
SECURITY DESCRIPTION                                                          MATURITY                  VALUE             INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
1  United States Treasury Bonds (14.74%)                                     11/15/2022              $ 2,660,156             9.2%
2  Government National Mortgage Association (65.34%)                          2/15/2019                2,144,483             7.4%
3  United States Treasury Notes (12.93%)                                      5/15/2005                2,064,532             7.1%
4  Government National Mortgage Association (65.34%)                          1/15/2019                1,990,892             6.9%
5  Government National Mortgage Association (65.34%)                          1/15/2019                1,971,552             6.8%
6  Government National Mortgage Association (65.34%)                          2/15/2019                1,971,546             6.8%
7  Government National Mortgage Association (65.34%)                          2/15/2019                1,945,626             6.7%
8  Government National Mortgage Association (65.34%)                          9/15/2018                1,898,216             6.6%
9  Government National Mortgage Association (65.34%)                          8/15/2018                1,826,594             6.3%
10 Government National Mortgage Association (65.34%)                          2/15/2018                1,815,722             6.3%

   [The following table was depicted as a bar chart in the printed material.]

Government National Mortgage Assoc.             65.34%
United States Treasury Bills                     6.16%
United States Tresury Notes                     12.93%
United States Tresury Bonds                     14.74%
Other Net Assets                                 0.83%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                   DIRECT SHARES                                      K SHARES
                                  --------------------------------------------------------------------------------------------------
                                    Beginning     Ending Account     Expenses         Beginning     Ending Account       Expenses
                                  Account Value       Value         Paid During     Account Value        Value          Paid During
                                  March 1, 2004   August 31, 2004     Period*       March 1, 2004   August 31, 2004       Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000           $1,013           $3.26           $1,000            $1,010             $5.75
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5%
  Return before expenses             $1,000           $1,047           $3.34           $1,000            $1,044             $5.91
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.65%; K Shares 1.15%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
THE UNITED STATES TREASURY TRUST                                    8/31/2004
(Unaudited)                                                           PERCENTAGE
                                                                       OF TOTAL
SECURITY DESCRIPTION                   MATURITY             VALUE     INVESTMENT
--------------------------------------------------------------------------------
1 United States Treasury Bills         9/23/2004        $ 9,892,855     24.7%
2 United States Treasury Bills        11/26/2004          8,469,327     21.1%
3 United States Treasury Bills         11/4/2004          5,086,938     12.7%
4 United States Treasury Bills          9/2/2004          4,199,882     10.5%
5 United States Treasury Bills         12/9/2004          3,783,907      9.4%
6 United States Treasury Bills        11/12/2004          3,191,003      8.0%
7 United States Treasury Bills        10/21/2004          2,994,263      7.5%
8 United States Treasury Bills        11/18/2004          2,492,211      6.2%

   [The following table was depicted as a bar chart in the printed material.]

United States Treasury Bills            100.1%
Other Liabilities                        -0.1%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                   DIRECT SHARES                                         K SHARES
                                  --------------------------------------------------------------------------------------------------
                                   Beginning      Ending Account       Expenses         Beginning      Ending Account     Expenses
                                 Account Value        Value          Paid During      Account Value         Value        Paid During
                                 March 1, 2004    August 31, 2004      Period*        March 1, 2004    August 31, 2004     Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000            $1,003            $1.81             $1,000           $1,001            $4.43
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5%
  Return before expenses            $1,000            $1,048            $1.85             $1,000           $1,046            $4.42
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.36%; K Shares 0.88%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND                                8/31/2004
(Unaudited)                                                          PERCENTAGE
                                                                      OF TOTAL
SECURITY DESCRIPTION                MATURITY           VALUE         INVESTMENT
--------------------------------------------------------------------------------
1  United States Tresury Notes     10/15/2006      $ 2,166,016         15.4%
2  United States Tresury Notes      2/15/2006        2,099,844         14.9%
3  United States Tresury Notes     11/15/2005        2,087,578         14.8%
4  United States Tresury Notes      5/15/2005        2,067,734         14.7%
5  United States Tresury Notes      5/15/2005        2,064,532         14.6%
6  United States Tresury Notes      8/15/2005        1,981,269         14.0%
7  United States Tresury Notes      2/15/2005        1,641,563         11.6%
8  United States Treasury Bills    11/18/2004        1,096,491          7.8%
9  United States Treasury Bills     9/23/2004          299,764          2.1%
10 United States Treasury Bills    11/12/2004          299,088          2.1%

   [The following table was depicted as a bar chart in the printed material.]

United States Treasury Bills              12.2%
United States Treasury Notes              86.4%
Other Net Assets                           1.4%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                      DIRECT SHARES                                      K SHARES
                                  --------------------------------------------------------------------------------------------------
                                      Beginning       Ending Account     Expenses        Beginning     Ending Account     Expenses
                                    Account Value          Value        Paid During    Account Value       Value         Paid During
                                    March 1, 2004     August 31, 2004     Period*      March 1, 2004   August 31, 2004     Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000              $1,000          $2.51           $1,000          $  998           $5.01
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical
  5% Return before expenses            $1,000              $1,047          $2.57           $1,000          $1,045           $5.14
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.50%; K Shares 1.00%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
S&P 500 INDEX FUND                                                   8/31/2004
(Unaudited)
                                                                  PERCENTAGE OF
SECURITY                                            VALUE       TOTAL INVESTMENT
--------------------------------------------------------------------------------
1  General Electric Co                          $ 3,477,478           3.2%
2  Exxon Mobil Corp.                              3,168,223           2.9%
3  Microsoft Corp.                                3,096,120           2.9%
4  Pfizer Inc.                                    2,633,953           2.4%
5  Citigroup Inc.                                 2,538,657           2.3%
6  Wal-Mart Stores Inc.                           2,375,628           2.2%
7  American International Group Inc.              1,962,947           1.8%
8  Bank of America Corp.                          1,922,985           1.8%
9  Johnson & Johnson                              1,821,900           1.7%
10 Procter & Gamble Co                            1,510,966           1.4%

   [The following table was depicted as a bar chart in the printed material.]

                                        INDEX            CIT
                                        -----            ---

Banking & Financial Service             21.0%           21.1%
Capital Good                             6.4%            6.3%
Consumer Cyclical                        7.3%            7.3%
Consumer Non-Durable                    25.4%           25.3%
Energy                                   6.9%            6.8%
Manufacturing                            5.8%            5.6%
Service                                  1.6%            1.6%
Technology                              17.9%           17.9%
Transportation                           1.9%            1.9%
Utility                                  5.9%            5.9%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                      DIRECT SHARES                                      K SHARES
                                  --------------------------------------------------------------------------------------------------
                                      Beginning       Ending Account     Expenses        Beginning     Ending Account     Expenses
                                    Account Value          Value        Paid During    Account Value       Value         Paid During
                                    March 1, 2004     August 31, 2004     Period*      March 1, 2004   August 31, 2004     Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000              $  972          $1.33           $1,000          $  969           $3.80
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5%
  Return before expenses               $1,000              $1,049          $1.39           $1,000          $1,046           $3.96
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.27%; K Shares 0.77%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND                                                8/31/2004
(Unaudited)
                                                                  PERCENTAGE OF
SECURITY                                            VALUE       TOTAL INVESTMENT
--------------------------------------------------------------------------------
1  Gilead Sciences Inc.                          $ 1,910,822          1.5%
2  Washington Post                                 1,069,124          0.8%
3  Coach Inc.                                      1,016,321          0.8%
4  DR Horton Inc.                                    929,964          0.7%
5  Lennar Corp.                                      920,030          0.7%
6  XTO Energy Inc.                                   909,505          0.7%
7  Murphy Oil Corp.                                  895,926          0.7%
8  National Commerce Financial Corp.                 890,754          0.7%
9  Sovereign Bancorp Inc.                            861,831          0.7%
10 L-3 Communications Holdings Inc.                  852,342          0.7%

   [The following table was depicted as a bar chart in the printed material.]

                                        INDEX            CIT
                                        -----            ---

Banking & Financial Service             19.4%           19.3%
Capital Good                             6.0%            5.9%
Consumer Cyclical                        9.5%            8.7%
Consumer Non-Durable                    22.7%           23.2%
Energy                                   6.6%            6.2%
Manufacturing                           11.9%           10.3%
Service                                  2.0%            2.5%
Technology                              12.4%           11.4%
Transportation                           2.7%            2.5%
Utility                                  6.8%            6.4%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                      DIRECT SHARES                                      K SHARES
                                  --------------------------------------------------------------------------------------------------
                                      Beginning       Ending Account     Expenses        Beginning     Ending Account     Expenses
                                    Account Value          Value        Paid During    Account Value       Value         Paid During
                                    March 1, 2004     August 31, 2004     Period*      March 1, 2004   August 31, 2004     Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000              $  964          $2.43           $1,000          $  962           $4.91
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5%
  Return before expenses               $1,000              $1,048          $2.52           $1,000          $1,045           $5.09
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.49%; K Shares 0.99%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND                                              8/31/2004
(Unaudited)
                                                                  PERCENTAGE OF
SECURITY                                  VALUE                 TOTAL INVESTMENT
--------------------------------------------------------------------------------
1  NVR Inc.                               $ 170,765                   0.7%
2  Urban Outfitters Inc.                    125,163                   0.5%
3  UnitedHealth Group Inc.                  121,415                   0.5%
4  MDC Holdings Inc.                        115,186                   0.5%
5  Massey Energy Co                         107,163                   0.5%
6  Timken Co                                106,671                   0.5%
7  Medicis Pharmaceutical                   106,637                   0.5%
8  Roper Industries Inc.                    104,178                   0.4%
9  Polaris Industries Inc.                  103,941                   0.4%
10 Fossil Inc.                              103,930                   0.4%

   [The following table was depicted as a bar chart in the printed material.]

                                        INDEX            CIT
                                        -----            ---

Banking & Financial Service             15.6%           15.0%
Capital Good                             7.8%            7.4%
Consumer Cyclical                       10.1%            9.9%
Consumer Non-Durable                    21.5%           20.7%
Energy                                   5.5%            5.6%
Manufacturing                           15.4%           14.1%
Service                                  3.8%            3.6%
Technology                              13.6%           12.9%
Transportation                           3.0%            2.9%
Utility                                  3.8%            3.2%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                      DIRECT SHARES                                      K SHARES
                                  --------------------------------------------------------------------------------------------------
                                      Beginning       Ending Account     Expenses        Beginning     Ending Account     Expenses
                                    Account Value          Value        Paid During    Account Value       Value         Paid During
                                    March 1, 2004     August 31, 2004     Period*      March 1, 2004   August 31, 2004     Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000              $  977          $3.26           $1,000          $  974           $5.76
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5%
  Return before expenses               $1,000              $1,047          $3.34           $1,000          $1,044           $5.91
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.65%; K Shares 1.15%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
EQUITY INCOME FUND                                                  8/31/2004
(Unaudited)
                                                                  PERCENTAGE OF
SECURITY                                     VALUE              TOTAL INVESTMENT
--------------------------------------------------------------------------------
1  Wells Fargo & Co                       $ 393,449                   2.7%
2  Citigroup Inc.                           391,784                   2.6%
3  Pfizer Inc.                              369,171                   2.5%
4  Bank of America Corp.                    358,221                   2.4%
5  McGraw-Hill Cos Inc./The                 328,592                   2.2%
6  Marsh & McLennan Cos Inc.                312,830                   2.1%
7  Fifth Third Bancorp                      309,968                   2.1%
8  First Data Corp.                         296,130                   2.0%
9  McDonald's Corp.                         272,037                   1.8%
10 Baxter International Inc.                256,872                   1.7%

   [The following table was depicted as a bar chart in the printed material.]

                                        INDEX            CIT
                                        -----            ---

Banking & Financial Service             37.5%           25.1%
Capital Good                             3.4%            2.1%
Consumer Cyclical                        5.3%            8.1%
Consumer Non-Durable                    12.2%           18.3%
Energy                                  12.2%            8.3%
Manufacturing                            5.4%            5.3%
Service                                  1.2%            3.2%
Technology                               9.6%            3.9%
Transportation                           1.7%            0.0%
Utility                                 11.6%            7.0%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month. charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                      DIRECT SHARES                                      K SHARES
                                  --------------------------------------------------------------------------------------------------
                                      Beginning       Ending Account     Expenses        Beginning     Ending Account     Expenses
                                    Account Value          Value        Paid During    Account Value       Value         Paid During
                                    March 1, 2004     August 31, 2004     Period*      March 1, 2004   August 31, 2004     Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000              $  995          $3.99           $1,000          $  993           $6.48
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5%
  Return before expenses               $1,000              $1,046          $4.11           $1,000          $1,043           $6.68
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.80%; K Shares 1.30%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
EUROPEAN GROWTH & INCOME FUND                                       8/31/2004
(Unaudited)
                                                                 PERCENTAGE OF
SECURITY                                     VALUE              TOTAL INVESTMENT
--------------------------------------------------------------------------------
1  BP PLC                                 $ 331,651                  6.5%
2  HSBC Holdings PLC                        295,944                  5.8%
3  Vodafone Group PLC                       272,739                  5.4%
4  GlaxoSmithKline PLC                      223,966                  4.4%
5  Total SA                                 223,319                  4.4%
6  Novartis AG                              211,673                  4.2%
7  Barclays PLC                             211,234                  4.2%
8  Royal Dutch Petroleum Co                 198,705                  3.9%
9  Nestle SA                                175,076                  3.4%
10 UBS AG                                   146,791                  2.9%

   [The following table was depicted as a bar chart in the printed material.]

                                        INDEX            CIT
                                        -----            ---

Banking & Financial Service             23.3%           32.0%
Consumer Cyclical                        4.7%            1.3%
Consumer Non-Durable                    20.5%           24.0%
Energy                                   9.8%           19.7%
Manufacturing                            4.0%            4.1%
Service                                  1.2%            0.0%
Technology                              15.6%            7.5%
Utility                                 20.8%           11.5%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month. charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                      DIRECT SHARES                                      K SHARES
                                  --------------------------------------------------------------------------------------------------
                                      Beginning       Ending Account     Expenses        Beginning     Ending Account     Expenses
                                    Account Value          Value        Paid During    Account Value       Value         Paid During
                                    March 1, 2004     August 31, 2004     Period*      March 1, 2004   August 31, 2004     Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000              $  942          $4.59           $1,000          $  938           $6.99
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5%
  Return before expenses               $1,000              $1,045          $4.88           $1,000          $1,043           $7.45
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.95%; K Shares 1.45%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND                                                8/31/2004
(Unaudited)
                                                                 PERCENTAGE OF
SECURITY                                         VALUE          TOTAL INVESTMENT
--------------------------------------------------------------------------------
1  Microsoft Corp.                           $ 1,430,793             8.8%
2  Qualcomm Inc.                               1,067,074             6.5%
3  Intel Corp.                                   681,727             4.2%
4  Cisco Systems Inc.                            639,472             3.9%
5  eBay Inc.                                     613,828             3.8%
6  Amgen Inc.                                    509,953             3.1%
7  Dell Inc.                                     472,396             2.9%
8  Nextel Communications Inc.                    457,446             2.8%
9  Comcast Corp.                                 383,563             2.3%
10 Starbucks Corp.                               346,352             2.1%

   [The following table was depicted as a bar chart in the printed material.]

                                        INDEX            CIT
                                        -----            ---

Capital Good                             0.5%            0.5%
Consumer Cyclical                        5.2%            4.6%
Consumer Non-Durable                    16.5%           16.6%
Energy                                   0.3%            0.3%
Manufacturing                            6.9%            7.0%
Service                                  2.9%            3.0%
Technology                              66.7%           66.3%
Transportation                           0.9%            1.0%

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return- This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return- This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load", nor does it charge redemption fees on shares held over one month. charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                  --------------------------------------------------------------------------------------------------
                                                      DIRECT SHARES                                      K SHARES
                                  --------------------------------------------------------------------------------------------------
                                      Beginning       Ending Account     Expenses        Beginning     Ending Account     Expenses
                                    Account Value          Value        Paid During    Account Value       Value         Paid During
                                    March 1, 2004     August 31, 2004     Period*      March 1, 2004   August 31, 2004     Period*
------------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000              $  930          $3.19           $1,000          $  927           $5.64
------------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5%
  Return before expenses               $1,000              $1,047          $3.34           $1,000          $1,044           $5.91
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's expense ratio (Direct Shares 0.65%; K Shares 1.26%) for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT           NOTES TO FINANCIAL                     8/31/2004
      TRUST                         STATEMENTS

--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income. By investing in large-sized European companies Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and has a high level of income as is consistent with these objectives by investing in mainly U.S. government securities. The following is a summary of significant accounting policies followed by the Funds.

      California Investment Trust II began offering an additional class of shares, Class K, on October 16, 2003. Income and expenses of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares.

      (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Funds' ("Board of Trustees"). California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

      (b) Futures Contracts--- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

      (c) Federal Income Taxes --- No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2004, available to offset future capital gains, if any, are as follows:

  Expiring         Tax Free MM        S&P 500      Midcap      Equity Income       European G & I     Nasdaq 100
----------------------------------------------------------------------------------------------------------------
    2007                    --            --           --                 --                  806             --
    2008                    --            --           --                 --               53,456        537,333
    2009                    --     7,228,230    1,419,345            296,376               40,585      2,356,290
    2010                    --            --           --                 --                   --             --
    2011                    --     2,790,405      821,486            111,334              104,291      3,015,438
    2012                 3,258            --           --                 --                2,426      1,986,011
----------------------------------------------------------------------------------------------------------------
   Total                 3,258    10,018,635    2,240,831            407,710              201,564      7,895,072
================================================================================================================

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2004, permanent differences between book and tax accounting have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

                                                Increase (Decrease)      Increase (Decrease)     Increase (Decrease)
                                                  Paid-in capital         Undistributed Net         Accumulated
                                                                       Investment Income (Loss)     Gain/(Loss)
California Tax-Free Money Market Fund                (14,841)                     --                  14,841
California Insured Intermediate Fund                   2,417                 (13,968)                 11,551
California Tax-Free Income Fund                       23,280                (120,778)                 97,498
Short-Term U.S. Government Bond Fund                  (7,437)                    637                   6,800
S&P SmallCap Index Fund                               10,840                      --                 (10,840)
European Growth & Income Fund                             --                      92                     (92)
Nasdaq-100 Index Fund                                (68,157)                 68,157                      --

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT           NOTES TO FINANCIAL                     8/31/2004
      TRUST                         STATEMENTS
                                    CONTINUED
--------------------------------------------------------------------------------

      (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

      (e) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

      (f) Use of Estimates in Financial Statements --- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

NOTE 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

      CCM Partners ("CCM"), a California limited partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

      In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund's total expenses, excluding extraordinary items, from exceeding 1.00% of that Fund's average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, renewal at the end of each calendar year. Reimbursement from the manager for the year ended August 31, 2004, is as follows:

                                                                                Voluntary Expense Limitation
Fund                                                     Reimburse          Direct Shares                K Shares         Expiration
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund                    $ 178,118              0.44%                       N/A             12/31/04
California Insured Intermediate Fund                     $  32,995              0.59%                       N/A             12/31/04
Short-Term U.S. Government Bond Fund                     $  54,105              0.50%                      1.00%            12/31/04
U.S. Government Securities Fund                          $  28,834              0.65%                      1.15%            12/31/04
The United States Treasury Trust                         $ 141,755              0.44%                      0.94%            12/31/04
S&P 500 Index Fund                                       $ 173,545              0.27%                      0.77%            12/31/04
S&P MidCap Index Fund                                    $ 100,400              0.49%                      0.99%            12/31/04
S&P SmallCap Index Fund                                  $  37,970              0.65%                      1.15%            12/31/04
Equity Income Fund                                       $  13,530              0.80%                      1.30%            12/31/04
European Growth & Income Fund                            $  34,525              0.95%                      1.45%            12/31/04
Nasdaq-100 Index Fund                                    $  44,665              0.65%                      1.15%            12/31/04

      Certain officers and trustees of the Trusts are also partners of CCM.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT           NOTES TO FINANCIAL                     8/31/2004
      TRUST                         STATEMENTS
                                    CONTINUED
--------------------------------------------------------------------------------

      California Investment Trust II has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby each Fund of California Investment Trust II pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of each Fund's daily net assets attributable to such Fund's Class K Shares.

      California Investment Trust II has adopted a Shareholder Services Plan (the "Services Plan"), whereby each Fund of California Investment Trust II pays CCM Partners, LP, the Funds' Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

      For the year ended August 31, 2004, the following were paid by each Fund of California Investment Trust II:

                                                                  Shareholder
Fund                                                12b-1 Fees    Service Fee
----                                                ----------    -----------
U.S. Government Securities Fund ..................    $1,669        $1,669
The United States Treasury Trust .................    $1,029        $1,029
Short-Term U.S. Government Bond Fund .............    $1,553        $1,553
S&P 500 Index Fund ...............................    $2,222        $2,222
S&P Midcap Index Fund ............................    $2,538        $2,538
S&P SmallCap Index Fund ..........................    $2,763        $2,763
Equity Income Fund ...............................    $1,230        $1,230
European Growth & Income Fund ....................    $1,162        $1,162
Nasdaq-100 Index Fund ............................    $1,913        $1,913

NOTE 3 --- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the year ended August 31, 2004 were as follows:

                                               PURCHASES             SALES
                                             ------------        ------------
California Tax-Free Income Fund ...........  $ 17,915,290        $ 43,354,477
California Insured Intermediate Fund ......  $  6,048,619        $  5,996,437
Short-Term U.S. Government Bond Fund ......  $  6,349,039        $  8,058,773
U.S. Government Securities Fund ...........  $ 32,334,834        $ 27,970,887
S&P 500 Index Fund ........................  $  5,970,981        $  2,111,717
S&P Midcap Index Fund .....................  $ 24,090,116        $ 14,760,441
Equity Income Fund ........................  $  3,548,895        $  1,450,108
S&P SmallCap Index Fund ...................  $  5,407,091        $  3,020,259
European Growth & Income Fund .............  $  1,513,946        $     85,378
Nasdaq-100 Index Fund .....................  $  3,752,814        $  1,454,970

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT           NOTES TO FINANCIAL                     8/31/2004
      TRUST                         STATEMENTS
                                    CONTINUED
--------------------------------------------------------------------------------

NOTE 4

The tax character of distributions paid during the years ended August 31, 2004 and 2003 were as follows:

                                                                 Ordinary       Long-Term       Exempt-Interest         Total
                                                                   Income     Capital Gains        Dividends       Distributions
California Tax-Free Money Market Fund                   2004           --                --             461,912          461,912
                                                        2003           --                --             645,114          645,114

California Insured Intermediate Fund                    2004       10,062            68,620             835,074          913,756
                                                        2003        8,854           502,411             830,980        1,342,245

California Tax Free Income Fund                         2004      142,398         1,242,840           6,615,271        8,000,509
                                                        2003      156,850         2,227,768           7,287,147        9,671,765

U.S. Government Securities Fund                         2004      979,428           163,988                  --        1,143,416
                                                        2003    1,332,875                --                  --        1,332,875

The United States Treasury Trust                        2004      260,901                --                  --          260,901
                                                        2003      378,500                --                  --          378,500

Short Term U.S. Government Bond Fund                    2004      221,710                --                  --          221,710
                                                        2003      227,749                --                  --          227,749

S&P 500 Index Fund                                      2004    1,494,851                --                  --        1,494,851
                                                        2003    1,437,422                --                  --        1,437,422

S&P MidCap Index Fund                                   2004      788,031                --                  --          788,031
                                                        2003      721,101                --                  --          721,101

S&P Small Cap Index Fund                                2004           --           125,962                  --          125,962
                                                        2003       41,424            51,780                  --           93,204

Equity Income Fund                                      2004      134,677                --                  --          134,677
                                                        2003      112,369                --                  --          112,369

European Growth & Income Fund                           2004       78,858                --                  --           78,858
                                                        2003       37,320                --                  --           37,320

Nasdaq-100 Index Fund                                   2004           --                --                  --               --
                                                        2003           --                --                  --               --

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT           NOTES TO FINANCIAL                     8/31/2004
      TRUST                         STATEMENTS
                                    CONTINUED
--------------------------------------------------------------------------------

The tax character of distributable earnings at August 31, 2004 were as follows:

                                       Undistributed  Undistributed     Capital         Unrealized       Post            Total
                                         Ordinary       Long Term        Loss          Appreciation     October      Distributable
                                          Income      Capital Gain  Carry Forwards    (Depreciation)    Losses *       Earnings
California Tax-Free Money Market Fund          --              --          (3,258)             --             --          (3,258)

California Insured Intermediate Fund           --          54,421              --       1,087,466             --       1,141,887

California Tax Free Income Fund                --       2,641,320              --      15,310,628             --      17,951,948

U.S. Government Securities Fund             3,018         245,918              --         110,586             --         359,522

The United States Treasury Trust            2,404              --              --              --             --           2,404

Short Term U.S. Government Bond Fund        1,294           6,616              --         (28,563)            --         (20,653)

S&P 500 Index Fund                        288,290              --     (10,040,463)     12,718,250        (18,664)      2,947,413

S&P MidCap Index Fund                     160,265              --      (2,240,827)     24,373,400             --      22,292,838

S&P Small Cap Index Fund                   64,410       1,023,862              --       3,990,957             --       5,079,229

Equity Income Fund                         36,738              --        (407,710)      2,352,023             --       1,981,041

European Growth & Income Fund              18,491              --        (201,564)       (176,456)       (59,166)       (418,695)

Nasdaq-100 Index Fund                          --              --      (7,895,074)     (4,915,947)    (1,630,758)    (14,441,779)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts and other deferrals.

* Under the current tax law, capital losses realized after October 31st and prior to the Funds' fiscal year end may be deferred as occuring on the first day of the following fiscal year.

--------------------------------------------------------------------------------

Fund Holdings: The Fund holdings shown in this report are as of August 31, 2004. Holdings are subject to change at any time, so holdings shown in this report may not reflect current fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the first of which will be filed for the quarter ending November 30, 2004. The Funds' Form N-Q will be available on the SEC's web-site at www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained the information filed in the form N-Q copies of which may be obtained by visiting the Funds' website at www.citfunds.com or by calling 1-800-225-8778.

Proxy Voting Record: The Funds' Statement of Additional Information ("SAI") containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2004, is available upon request, at no charge, at the phone number and website below or on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling 800-225-8778 or can be downloaded from the Funds' website at www.citfunds.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

            Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
California Investment Trust
California Investment Trust II

We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund, each a series of shares of beneficial interest of California Investment Trust, and the U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, each a series of shares of beneficial interest of California Investment Trust II, including the portfolios of investments as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, the U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund as of August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

                                        Tait, Weller & Baker

Philadelphia, Pennsylvania
October 7, 2004

--------------------------------------------------------------------------------

                    BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

                                                                                                                LENGTH OF TIME
TRUSTEE                   ADDRESS                    DATE OF BIRTH   POSITION HELD WITH THE TRUST                   SERVED
------------------------------------------------------------------------------------------------------------------------------------
Stephen C. Rogers         44 Montgomery St. #2100       06/27/66     President, Secretary & Trustee           Since August 1998
                          San Francisco, CA 94104                    Chief Executive Officer, CCM Partners
------------------------------------------------------------------------------------------------------------------------------------
** Phillip W. McClanahan  44 Montgomery St. #2100       12/26/35     Vice President, Treasurer and Trustee    Since September 1985
                          San Francisco, CA 94104
------------------------------------------------------------------------------------------------------------------------------------
Harry Holmes              P.O. Box 714                  12/05/25     Trustee                                  Since September 1985
                          Pebble Beach, CA 93953
------------------------------------------------------------------------------------------------------------------------------------
John B. Sias              580 California Street         01/22/27     Trustee                                  Since March 1991
                          San Francisco, CA 94103
------------------------------------------------------------------------------------------------------------------------------------
James Miller              One Front Street, Suite 300   05/28/66     Trustee                                  Since August 2001
                          San Francisco, CA 94111
------------------------------------------------------------------------------------------------------------------------------------

Each Trustee oversees twelve portfolios of the Trusts, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers     Chief Executive Officer, CCM Partners, 1999 to present;
                       Chief Operating Officer, CCM Partners 1997 to 1999;
                       Administrative Officer, CCM Partners 1993-1997; Marketing
                       Representative, CCM Partners, 1992 to 1993.

**Phillip McClanahan   Director of Investments, CCM Partners, 1985-present; Vice
                       President and Portfolio Manager, Transamerica Investment
                       Services, 1984-1985; Vice President and Portfolio
                       Manager, Fireman's Fund Insurance Company and Amfire,
                       Inc., 1966-1984.

Harry Holmes           Principal, Harry Holmes & Associates (consulting);
                       President and Chief Executive Officer, Aspen Skiing
                       Company, 1982- 1984; President and Chief Executive
                       Officer, Pebble Beach Company (property management),
                       1973-1984.

John B. Sias           Director, President and CEO, Chronicle Publishing
                       Company, 1993 to 2000; Executive Vice President, Capital
                       Cities/ABC Inc. and President, ABC Network T.V. Group
                       1986 to 1992;

James Miller           Vice President, Jones Lange LaSalle Americas, Inc. 1999
                       to present; Associate, Orrick Herrington & Sutcliffe LLP,
                       1996-1999; Associate, Gordon & Rees LLP, 1992-1993.

Additional information on the Trustees may be found in the SAI.

* Trustee deemed to be an "interested person" of the Trusts, as defined in the Investment Company Act of 1940.

** Phillip McClanahan retired as a Trustee of the trusts on August 31, 2003.

         [LOGO]
       CALIFORNIA                                                  -------------
    INVESTMENT TRUST                                                  PRSRT STD
    ----------------                                                U.S. Postage
       FUND GROUP                                                      PAID
44 MONTGOMERY STREET #2100                                          Permit #688
 SAN FRANCISCO, CA 94104                                           Redwood City,
                                                                        CA
                                                                   -------------

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 11(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not Applicable

(a)(3) The audit committee has determined that no independent trustee meets the criteria of "audit committee financial expert".

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $71,550 for the fiscal year ended August 31, 2004 and $67,025 for the fiscal year ended August 31, 2003.

(b)   Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)   Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $11,500 for the fiscal year ended August 31, 2004 and $9,575 for the fiscal year ended August 31, 2003.

(d)   All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e) (1) The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit-related services;

      (ii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)   (2) All of the services provided to the Registrant described in paragraphs
      (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)   Not Applicable

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $2,500 for the fiscal year ended August 31, 2004 and $2,000 for the fiscal year ended August 31, 2003.

(h)   Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1) The Code of Ethics is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust II

By (Signature and Title)* /s/ Stephen C. Rogers                        PRESIDENT
                         -------------------------------------------------------

Date: November 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephen C. Rogers                        PRESIDENT
                         -------------------------------------------------------

Date: November 9, 2004

By (Signature and Title)* /s/ Christopher P. Browne                    TREASURER
                         -------------------------------------------------------

Date: November 9, 2004

* Print the name and title of each signing officer under his or her signature.